UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-05443

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Investment Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Chairman, CEO and Co-CIO Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2015

DATE OF REPORTING PERIOD: July 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

Calamos Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (96.7%)
	Consumer Discretionary (21.5%)
82,000	Amazon.com, Inc.#	$43,964,300
711,000	Bloomin’ Brands, Inc.	16,559,190
426,000	Comcast Corp. - Class A	26,586,660
806,000	D.R. Horton, Inc.	23,930,140
435,100	Deckers Outdoor Corp.#	31,710,088
278,400	Delphi Automotive, PLC	21,737,472
604,000	Dollar General Corp.	48,543,480
1,070,000	Hilton Worldwide Holdings, Inc.#	28,729,500
464,100	Home Depot, Inc.	54,313,623
618,800	Liberty Global, PLC#	32,462,248
662,400	Lions Gate Entertainment Corp.	25,952,832
358,300	Nike, Inc. - Class B	41,283,326
51,500	Priceline Group, Inc.#	64,043,855
269,000	PVH Corp.	31,214,760
305,000	Royal Caribbean Cruises, Ltd.	27,404,250
1,172,000	Starbucks Corp.	67,893,960
402,000	Walt Disney Company	48,240,000

		634,569,684

	Consumer Staples (4.0%)
1,066,190	Mondelez International, Inc. - Class A	48,117,155
568,400	Reynolds American, Inc.	48,763,036
203,700	Walgreens Boots Alliance, Inc.	19,683,531

		116,563,722

	Energy (2.3%)
679,300	Gulfport Energy Corp.#	22,253,868
565,700	Schlumberger, Ltd.	46,851,274

		69,105,142

	Financials (7.0%)
438,080	Arthur J. Gallagher & Company	20,778,134
662,000	Blackstone Group, LP	25,983,500
464,700	Charles Schwab Corp.	16,208,736
384,300	Evercore Partners, Inc. - Class A	22,596,840
400,055	JPMorgan Chase & Company	27,415,769
690,800	Realogy Holdings Corp.#	31,445,216
230,500	SVB Financial Group#	32,984,550
524,000	Wells Fargo & Company	30,323,880

		207,736,625

	Health Care (16.4%)
573,500	Acadia Healthcare Company, Inc.#	45,753,830
84,700	Alexion Pharmaceuticals, Inc.#	16,723,168
336,100	Alkermes, PLC#	23,533,722
121,200	Biogen, Inc.#	38,636,136
424,000	Celgene Corp.#	55,650,000
557,000	Cepheid#	30,963,630
533,800	Cerner Corp.#	38,284,136
703,000	Envision Healthcare Holdings, Inc.#	31,494,400
117,400	Illumina, Inc.#	25,745,820
86,800	Jazz Pharmaceuticals, PLC#^	16,686,432
400,200	Laboratory Corp. of America Holdings#	50,941,458
136,700	Shire, PLC	36,472,927
318,000	Stryker Corp.	32,521,860

NUMBER OF SHARES			VALUE

834,900		Zoetis, Inc.	$40,893,402

			484,300,921

		Industrials (11.7%)
313,045		B/E Aerospace, Inc.	15,248,422
158,025		Boeing Company	22,782,464
920,000		CSX Corp.	28,777,600
541,000		Delta Air Lines, Inc.	23,987,940
267,400		Eaton Corp., PLC	16,199,092
748,000		Fortune Brands Home & Security, Inc.	35,717,000
164,000		Lockheed Martin Corp.	33,964,400
108,800		Manpowergroup, Inc.	9,844,224
545,000		Quanta Services, Inc.#	15,052,900
153,400		Rockwell Automation, Inc.	17,914,052
484,140		Spirit Airlines, Inc.#	28,961,255
426,800		United Parcel Service, Inc. - Class B	43,687,248
291,000		United Technologies Corp.	29,190,210
191,600		WABCO Holdings, Inc.#	23,656,852

			344,983,659

		Information Technology (32.5%)
1,797,800		Apple, Inc.	218,073,140
1,491,000		Applied Materials, Inc.	25,883,760
102,500		Avago Technologies, Ltd.	12,826,850
907,000		Booz Allen Hamilton Holding Corp.	25,151,110
272,000		Broadcom Corp. - Class A	13,765,920
520,000		Cognizant Technology Solutions Corp. - Class A#	32,812,000
149,400		CoStar Group, Inc.#	30,072,726
1,231,200		Facebook, Inc. - Class A#	115,745,112
611,400		FireEye, Inc.#^	27,201,186
155,600		Google, Inc. - Class A#	102,307,000
828,000		MasterCard, Inc. - Class A	80,647,200
1,758,000		Microsoft Corp.	82,098,600
1,406,436		Sabre Corp.	37,411,198
453,000		Salesforce.com, Inc.#	33,204,900
140,000		Tableau Software Inc - Class A#	14,663,600
238,600		TE Connectivity, Ltd.	14,535,512
813,000	HKD	Tencent Holdings, Ltd.	15,146,710
141,000		Ultimate Software Group, Inc.#	25,973,610
750,200		VeriFone Systems, Inc.#	24,141,436
328,300		Western Digital Corp.	28,253,498

			959,915,068

		Telecommunication Services (1.3%)
932,000		T-Mobile USA, Inc.#	37,895,120

		TOTAL COMMON STOCKS (Cost $2,110,320,231)	2,855,069,941

SHORT TERM INVESTMENT (5.2%)
152,219,326		Fidelity Prime Money Market Fund - Institutional Class (Cost $152,219,326)	152,219,326

See accompanying Notes to Schedule of Investments

Calamos Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.5%)
	Federal Home Loan Bank Discount Notes
2,839,316	0.000%, 09/10/15	$2,839,316
2,183,978	0.000%, 08/17/15	2,183,978
2,183,955	0.000%, 08/11/15	2,183,955
1,528,846	0.000%, 09/14/15	1,528,846
2,519,696	Fidelity Prime Money Market Fund - Institutional Class	2,519,696
1,223,146	Goldman Sachs Financial Square Fund	1,223,146
2,184,188	Morgan Stanley Institutional Liquidity Fund	2,184,188

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $14,663,125)	14,663,125

TOTAL INVESTMENTS (102.4%) (Cost $2,277,202,682)		3,021,952,392

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.5%)		(14,663,125)

LIABILITIES, LESS OTHER ASSETS (-1.9%)		(55,243,571)

NET ASSETS (100.0%)		$2,952,045,696

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY	SHORT CONTRACTS	SETTLE- MENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Citibank N.A.	British Pound Sterling	10/29/15	20,231,000	$31,575,510	$(98,935)
Northern Trust Company	British Pound Sterling	10/29/15	1,321,000	2,061,749	(9,080)
Citibank N.A.	Hong Kong Dollar	10/29/15	115,012,000	14,834,604	4,138

					$(103,877)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
^	Security, or portion of security, is on loan.

FOREIGN CURRENCY ABBREVIATION

HKD	Hong Kong Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.

See accompanying Notes to Schedule of Investments

Calamos Opportunistic Value Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (98.0%)
	Consumer Discretionary (5.5%)
4,200	Dick’s Sporting Goods, Inc.	$214,116
1,070	Dillard’s, Inc. - Class A	109,012
6,400	Discovery Communications, Inc. - Class A#	211,328
2,700	Foot Locker, Inc.	190,485
26,900	Ford Motor Company	398,927
11,900	General Motors Company, Inc.	374,969
14,000	Gentex Corp.	225,120
2,600	Genuine Parts Company	231,270
6,900	H&R Block, Inc.	229,701
3,900	Harley-Davidson, Inc.	227,370
2,250	Lear Corp.	234,157
1,800	Ralph Lauren Corp.	226,602
4,300	Target Corp.	351,955
4,980	Time Warner, Inc.	438,439
7,000	Twenty-First Century Fox, Inc.	241,430

		3,904,881

	Consumer Staples (6.2%)
2,300	CVS Health Corp.	258,681
2,990	Ingredion, Inc.	263,718
11,700	Mondelez International, Inc. - Class A	528,021
5,100	Philip Morris International, Inc.	436,203
20,900	Procter & Gamble Company	1,603,030
13,400	Wal-Mart Stores, Inc.	964,532
1,205	Walgreens Boots Alliance, Inc.	116,439
4,400	Whole Foods Market, Inc.	160,160

		4,330,784

	Energy (12.2%)
5,000	Anadarko Petroleum Corp.	371,750
3,300	Apache Corp.	151,338
4,100	Cameron International Corp.#	206,886
14,470	Chevron Corp.	1,280,305
12,355	ConocoPhillips	621,951
3,888	Devon Energy Corp.	192,145
3,300	EOG Resources, Inc.	254,727
29,620	Exxon Mobil Corp.	2,346,200
5,100	Halliburton Company	213,129
2,900	Helmerich & Payne, Inc.	167,446
9,100	Kinder Morgan, Inc.	315,224
7,400	Marathon Oil Corp.	155,474
3,900	Marathon Petroleum Corp.	213,213
5,000	Murphy Oil Corp.	163,950
4,200	National Oilwell Varco, Inc.	176,946
5,725	Occidental Petroleum Corp.	401,895
2,900	Phillips 66	230,550
10,100	Schlumberger, Ltd.	836,482
3,970	Valero Energy Corp.	260,432

		8,560,043

	Financials (30.6%)
470	Alleghany Corp.#	228,481
7,400	American Express Company	562,844
5,225	American Financial Group, Inc.	360,264
12,265	American International Group, Inc.	786,432
7,190	Aspen Insurance Holdings, Ltd.	345,767
1,300	AvalonBay Communities, Inc.	224,042
80,400	Bank of America Corp.	1,437,552
5,540	Bank of Hawaii Corp.	373,784

NUMBER OF SHARES		VALUE

10,900	Bank of New York Mellon Corp.	$473,060
13,171	Berkshire Hathaway, Inc. - Class B#	1,880,029
1,225	BlackRock, Inc.	411,992
1,600	Boston Properties, Inc.	197,248
6,805	Brown & Brown, Inc.	227,627
4,150	Capital One Financial Corp.	337,395
12,700	Charles Schwab Corp.	442,976
1,795	Chubb Corp.	223,172
4,075	Cincinnati Financial Corp.	224,981
21,230	Citigroup, Inc.	1,241,106
7,805	Commerce Bancshares, Inc.	367,537
3,800	Discover Financial Services	212,078
8,235	East West Bancorp, Inc.	368,599
2,800	Equity Residential	209,468
6,125	Franklin Resources, Inc.	278,994
7,900	General Growth Properties, Inc.	214,406
3,455	Goldman Sachs Group, Inc.	708,517
4,635	Hanover Insurance Group, Inc.	374,740
5,400	HCP, Inc.	208,656
2,015	Jones Lang LaSalle, Inc.	358,751
26,970	JPMorgan Chase & Company	1,848,254
5,660	Legg Mason, Inc.	279,264
3,770	Marsh & McLennan Companies, Inc.	218,434
8,600	MetLife, Inc.	479,364
12,060	Morgan Stanley	468,410
4,800	PNC Financial Services Group, Inc.	471,264
6,390	Principal Financial Group, Inc.	354,709
8,340	Progressive Corp.	254,370
2,650	Signature Bank#	385,813
9,790	Unum Group	350,874
14,400	US Bancorp	651,024
2,030	Vornado Realty Trust	198,026
33,050	Wells Fargo & Company	1,912,603
6,605	WR Berkley Corp.	368,031

		21,520,938

	Health Care (12.9%)
10,985	Abbott Laboratories	556,830
2,500	Aetna, Inc.	282,425
1,400	Allergan plc#	463,610
1,500	Anthem, Inc.	231,405
2,800	Cardinal Health, Inc.	237,944
950	Cigna Corp.	136,857
4,800	DENTSPLY International, Inc.	273,168
2,850	Express Scripts Holding Company#	256,699
1,250	Humana, Inc.	227,613
18,000	Johnson & Johnson	1,803,780
3,500	MEDNAX, Inc.#	296,240
10,200	Medtronic, PLC	799,578
19,425	Merck & Company, Inc.	1,145,298
49,321	Pfizer, Inc.	1,778,515
2,600	UnitedHealth Group, Inc.	315,640
4,700	VCA, Inc.#	289,191

		9,094,793

	Industrials (8.7%)
5,100	Caterpillar, Inc.	401,013
3,600	Crane Company	191,520
6,700	CSX Corp.	209,576
2,870	Danaher Corp.	262,777
3,375	Dover Corp.	216,236

See accompanying Notes to Schedule of Investments

Calamos Opportunistic Value Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

NUMBER OF SHARES		VALUE

4,280	Emerson Electric Company	$221,490
1,395	FedEx Corp.	239,131
3,900	Fluor Corp.	182,325
1,700	General Dynamics Corp.	253,487
69,605	General Electric Company	1,816,691
2,135	Hubbell Inc - Class B	222,915
6,040	ITT Corp.	229,520
3,555	Lincoln Electric Holdings, Inc.	215,255
720	Northrop Grumman Corp.	124,567
2,015	Parker-Hannifin Corp.	227,191
1,050	Precision Castparts Corp.	204,666
1,205	Raytheon Company	131,454
7,900	United Technologies Corp.	792,449

		6,142,263

	Information Technology (12.3%)
1,896	Apple, Inc.	229,985
10,300	Applied Materials, Inc.	178,808
41,675	Cisco Systems, Inc.	1,184,403
16,100	EMC Corp.	432,929
15,000	Hewlett-Packard Company	457,800
37,730	Intel Corp.	1,092,284
3,900	International Business Machines Corp.	631,761
27,300	Microsoft Corp.	1,274,910
6,420	NetApp, Inc.	199,983
10,600	NVIDIA Corp.	211,470
8,900	Oracle Corp.	355,466
12,600	QUALCOMM, Inc.	811,314
9,785	Symantec Corp.	222,511
5,260	Synopsys, Inc.#	267,418
9,200	Trimble Navigation, Ltd.#	212,520
2,330	Western Digital Corp.	200,520
5,100	Xilinx, Inc.	212,925
12,000	Yahoo!, Inc.#	440,040

		8,617,047

	Materials (2.2%)
3,000	Celanese Corp.	197,760
5,100	Domtar Corp.	207,366
8,800	Dow Chemical Company	414,128
3,200	E.I. du Pont de Nemours and Company	178,432
9,800	Freeport-McMoRan, Inc.	115,150
4,800	Mosaic Company	206,112
4,500	Nucor Corp.	198,630

		1,517,578

	Telecommunication Services (2.1%)
31,700	AT&T, Inc.	1,101,258
7,800	Verizon Communications, Inc.	364,962

		1,466,220

	Utilities (5.3%)
4,000	American Electric Power Company, Inc.	226,280
3,800	Consolidated Edison, Inc.	241,642
5,290	Dominion Resources, Inc.	379,293
7,870	Duke Energy Corp.	584,111
6,900	Exelon Corp.	221,421
5,845	NextEra Energy, Inc.	614,894
4,200	PG&E Corp.	220,542
6,800	PPL Corp.	216,308
5,450	Public Service Enterprise Group, Inc.	227,102

NUMBER OF SHARES		VALUE

2,050	Sempra Energy	$208,649
13,360	Southern Company	597,593

		3,737,835

	TOTAL COMMON STOCKS (Cost $68,249,007)	68,892,382

SHORT TERM INVESTMENT (2.0%)
1,390,174	Fidelity Prime Money Market Fund - Institutional Class (Cost $1,390,174)	1,390,174

TOTAL INVESTMENTS (100.0%) (Cost $69,639,181)		70,282,556

OTHER ASSETS, LESS LIABILITIES (0.0%)		23,699

NET ASSETS (100.0%)		$70,306,255

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.

See accompanying Notes to Schedule of Investments

Calamos Focus Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (93.0%)
	Consumer Discretionary (22.0%)
36,900	Hilton Worldwide Holdings, Inc.#	$990,765
14,000	Home Depot, Inc.~	1,638,420
23,300	Liberty Global, PLC#	1,222,318
16,500	Nike, Inc. - Class B~	1,901,130
855	Priceline Group, Inc.#	1,063,252
5,900	PVH Corp.	684,636
18,300	Royal Caribbean Cruises, Ltd.^	1,644,255
29,000	Starbucks Corp.	1,679,970
15,000	Tractor Supply Company	1,387,800
12,900	Under Armour, Inc.#	1,281,357
11,600	Walt Disney Company~	1,392,000

		14,885,903

	Consumer Staples (8.5%)
16,600	Keurig Green Mountain, Inc.	1,245,664
24,200	Mondelez International, Inc. - Class A	1,092,146
28,000	Reynolds American, Inc.	2,402,119
41,400	Sprouts Farmers Market, Inc.#	1,015,128

		5,755,057

	Energy (1.4%)
11,200	Schlumberger, Ltd.	927,584

	Financials (5.7%)
25,700	Blackstone Group, LP	1,008,725
21,000	Realogy Holdings Corp.#	955,920
8,000	SVB Financial Group#	1,144,800
21,500	TD Ameritrade Holding Corp.	789,695

		3,899,140

	Health Care (16.9%)
5,150	Alexion Pharmaceuticals, Inc.#	1,016,816
12,700	Alkermes, PLC#	889,254
3,375	Biogen, Inc.#	1,075,883
11,400	Celgene Corp.#	1,496,250
22,625	Cepheid#	1,257,724
11,300	Cerner Corp.#	810,436
5,925	Illumina, Inc.#~	1,299,352
12,800	Laboratory Corp. of America Holdings#	1,629,312
3,300	Shire, PLC	880,473
22,100	Zoetis, Inc.	1,082,458

		11,437,958

	Industrials (7.4%)
11,050	Boeing Company	1,593,079
22,000	Fortune Brands Home & Security, Inc.	1,050,500
12,900	Honeywell International, Inc.	1,355,145
10,000	United Parcel Service, Inc. - Class B	1,023,600

		5,022,324

	Information Technology (28.9%)
43,450	Apple, Inc.~	5,270,485
4,880	CoStar Group, Inc.#	982,295
22,500	Facebook, Inc. - Class A#~	2,115,225
23,700	FireEye, Inc.#	1,054,413
3,280	Google, Inc. - Class A#~	2,156,600

NUMBER OF SHARES		VALUE

17,200	IAC/InterActiveCorp	$1,328,872
37,700	Microsoft Corp.~	1,760,590
13,800	Salesforce.com, Inc.#	1,011,540
91,100	Tencent Holdings, Ltd.~	1,695,371
29,800	Visa, Inc. - Class A^	2,245,132

		19,620,523

	Telecommunication Services (2.2%)
37,500	T-Mobile USA, Inc.#	1,524,750

	TOTAL COMMON STOCKS (Cost $53,289,645)	63,073,239

SHORT TERM INVESTMENT (7.7%)
5,192,914	Fidelity Prime Money Market Fund - Institutional Class (Cost $5,192,914)	5,192,914

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.7%)
	Federal Home Loan Bank Discount Notes
90,002	0.000%, 09/10/15	90,002
69,229	0.000%, 08/11/15	69,229
69,229	0.000%, 08/17/15	69,229
48,462	0.000%, 09/14/15	48,462
79,871	Fidelity Prime Money Market Fund - Institutional Class	79,871
38,772	Goldman Sachs Financial Square Fund	38,772
69,235	Morgan Stanley Institutional Liquidity Fund	69,235

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $464,800)	464,800

TOTAL INVESTMENTS (101.4%) (Cost $58,947,359)		68,730,953

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.7%)		(464,800)

LIABILITIES, LESS OTHER ASSETS (-0.7%)		(468,475)

NET ASSETS (100.0%)		$67,797,678

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Northern Trust Company	British Pound Sterling	10/29/15	520,000	$811,589	$(3,574)
Citibank N.A.	Hong Kong Dollar	10/29/15	12,819,000	1,653,434	461

					$(3,113)

See accompanying Notes to Schedule of Investments

Calamos Focus Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral for written options. The aggregate value of such securities is $1,723,637.
^	Security, or portion of security, is on loan.

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.

See accompanying Notes to Schedule of Investments

Calamos Discovery Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (91.4%)
	Consumer Discretionary (17.0%)
8,600	AMC Networks, Inc. - Class A#	$724,292
57,100	Belmond, Ltd.#	691,481
15,900	Bloomin’ Brands, Inc.	370,311
7,000	Burlington Stores, Inc.#	385,280
10,600	D.R. Horton, Inc.	314,714
2,600	Deckers Outdoor Corp.#	189,488
14,600	Gentherm, Inc.#	734,818
18,300	Homeinns Hotel Group#	532,347
22,900	Kirkland’s, Inc.	624,712
8,600	Lions Gate Entertainment Corp.	336,948
11,300	Monro Muffler Brake, Inc.	714,725
7,900	Norwegian Cruise Line Holdings, Ltd.#	493,118
4,200	PVH Corp.	487,368
8,800	Red Robin Gourmet Burgers, Inc.#	806,520
10,100	Sotheby’s^	422,483
13,800	Vitamin Shoppe, Inc.#	507,288

		8,335,893

	Energy (2.1%)
12,200	Carrizo Oil & Gas, Inc.#	465,186
4,000	Dril-Quip, Inc.#	233,640
10,500	Gulfport Energy Corp.#	343,980

		1,042,806

	Financials (7.8%)
7,700	BankUnited, Inc.	281,204
13,800	Evercore Partners, Inc. - Class A	811,440
1,450	Jones Lang LaSalle, Inc.	258,158
6,200	PRA Group, Inc.#	394,010
12,600	PrivateBancorp, Inc.	520,884
14,000	Realogy Holdings Corp.#	637,280
6,300	SVB Financial Group#	901,530

		3,804,506

	Health Care (22.3%)
15,900	Acadia Healthcare Company, Inc.#	1,268,502
8,900	Acorda Therapeutics, Inc.#	305,804
14,700	Air Methods Corp.#	579,033
8,500	Alkermes, PLC#	595,170
27,700	Allscripts Healthcare Solutions, Inc.#	400,542
5,100	Amsurg Corp.#	365,874
10,600	Cepheid#	589,254
9,100	Community Health Systems, Inc.#	532,441
20,800	Envision Healthcare Holdings, Inc.#	931,840
2,000	Esperion Therapeutics, Inc.#	124,000
14,600	Exact Sciences Corp.#	351,422
26,800	Globus Medical, Inc. - Class A#	752,008
7,400	Isis Pharmaceuticals, Inc.#	406,482
3,700	Jazz Pharmaceuticals, PLC#	711,288
13,700	NxStage Medical, Inc.#	195,636
29,600	Spectranetics Corp.#^	506,160
68,200	Staar Surgical Company#^	598,114
8,300	STERIS Corp.^	573,779
18,900	Veeva Systems, Inc.#	508,788
21,100	XenoPort, Inc.#	154,030

NUMBER OF SHARES		VALUE

14,200	Zeltiq Aesthetics, Inc.#	$487,770

		10,937,937

	Industrials (11.0%)
4,500	A. O. Smith Corp.	323,190
22,000	DigitalGlobe, Inc.#	465,960
4,300	Huron Consulting Group, Inc.#	328,821
19,500	JetBlue Airways Corp.#	448,110
7,500	Kennametal, Inc.	237,675
3,350	Manpowergroup, Inc.	303,108
5,400	Power Solutions International, Inc.#^	223,992
25,600	Quanta Services, Inc.#	707,072
29,400	Roadrunner Transportation Systems, Inc.#	769,692
7,900	Spirit Airlines, Inc.#	472,578
9,400	US Ecology, Inc.	431,366
5,500	WABCO Holdings, Inc.#	679,085

		5,390,649

	Information Technology (28.9%)
16,900	Booz Allen Hamilton Holding Corp.	468,637
60,500	Calix, Inc.#	510,015
3,100	CoStar Group, Inc.#	623,999
9,100	Criteo, SA#	484,393
6,200	Demandware, Inc.#	468,472
8,700	FireEye, Inc.#	387,063
25,400	Gogo, Inc.#	463,042
25,800	GTT Communications, Inc.#	599,334
11,500	Guidewire Software, Inc.#	679,075
5,800	Hollysys Automation Technologies, Ltd.	123,424
3,500	IAC/InterActiveCorp	270,410
7,900	Imperva, Inc.#	519,030
92,600	Internap Network Services Corp.#	852,846
8,500	J2 Global, Inc.	598,400
26,600	MaxLinear, Inc. - Class A#	289,408
11,400	Mellanox Technologies, Ltd.#	479,370
6,300	NICE-Systems, Ltd.	406,728
18,700	Progress Software Corp.#	555,016
1,600	Proofpoint, Inc.#	103,520
11,000	QLIK Technologies, Inc.#	445,060
10,600	Rackspace Hosting, Inc.#	360,718
23,600	Sabre Corp.	627,760
16,200	SunPower Corp.#	437,886
3,500	Tableau Software Inc - Class A#	366,590
4,500	Ultimate Software Group, Inc.#	828,945
9,000	Vantiv, Inc. - Class A#	396,000
15,750	VeriFone Systems, Inc.#	506,835
10,600	Verint Systems, Inc.#	617,132
30,800	Workiva, Inc.#^	449,372
2,650	Zebra Technologies Corp - Class A#	285,220

		14,203,700

	Materials (2.3%)
46,500	Horsehead Holding Corp.#^	385,020
15,100	PolyOne Corp.	517,477

See accompanying Notes to Schedule of Investments

Calamos Discovery Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

NUMBER OF SHARES		VALUE

22,800	Stillwater Mining Company#	$217,056

		1,119,553

	TOTAL COMMON STOCKS (Cost $41,724,963)	44,835,044

SHORT TERM INVESTMENT (9.2%)
4,549,492	Fidelity Prime Money Market Fund - Institutional Class (Cost $4,549,492)	4,549,492

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (4.9%)
	Federal Home Loan Bank Discount Notes
465,403	0.000%, 09/10/15	465,403
357,984	0.000%, 08/17/15	357,984
357,981	0.000%, 08/11/15	357,981
250,599	0.000%, 09/14/15	250,599
413,013	Fidelity Prime Money Market Fund - Institutional Class	413,013
200,490	Goldman Sachs Financial Square Fund	200,490
358,019	Morgan Stanley Institutional Liquidity Fund	358,019

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $2,403,489)	2,403,489

TOTAL INVESTMENTS (105.5%) (Cost $48,677,944)		51,788,025

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-4.9%)		(2,403,489)

LIABILITIES, LESS OTHER ASSETS (-0.6%)		(317,190)

NET ASSETS (100.0%)		$49,067,346

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
^	Security, or portion of security, is on loan.

See accompanying Notes to Schedule of Investments

Calamos Dividend Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (95.8%)
	Consumer Discretionary (12.1%)
300	Amazon.com, Inc.#	$160,845
5,600	Comcast Corp. - Class A	349,496
9,715	Ford Motor Company	144,073
4,115	General Motors Company, Inc.	129,664
4,970	Home Depot, Inc.	581,639
2,480	Nike, Inc. - Class B	285,746
4,420	Omnicom Group, Inc.	323,014
1,205	Royal Caribbean Cruises, Ltd.	108,269
7,200	Starbucks Corp.	417,096
10,120	Target Corp.	828,322
1,855	Time Warner, Inc.	163,314
3,200	Walt Disney Company	384,000

		3,875,478

	Consumer Staples (8.4%)
7,700	Coca-Cola Company	316,316
1,750	Costco Wholesale Corp.	254,275
2,475	CVS Health Corp.	278,363
3,100	Mondelez International, Inc. - Class A	139,903
3,300	PepsiCo, Inc.	317,955
5,385	Philip Morris International, Inc.	460,579
2,870	Procter & Gamble Company	220,129
677	Reynolds American, Inc.	58,080
6,915	Walgreens Boots Alliance, Inc.	668,197

		2,713,797

	Energy (6.6%)
3,940	Chevron Corp.	348,611
1,770	EOG Resources, Inc.	136,626
8,495	Exxon Mobil Corp.	672,889
18,140	Kinder Morgan, Inc.~	628,370
3,865	Schlumberger, Ltd.	320,099

		2,106,595

	Financials (18.0%)
4,490	Allstate Corp.	309,585
2,025	American Express Company	154,022
4,300	American International Group, Inc.	275,716
1,700	American Tower Corp.	161,687
18,800	Bank of America Corp.	336,144
3,255	Berkshire Hathaway, Inc. - Class B#	464,619
14,700	Blackstone Group, LP	576,975
7,900	Charles Schwab Corp.	275,552
5,715	Citigroup, Inc.	334,099
13,080	JPMorgan Chase & Company	896,372
8,300	Lamar Advertising Company - Class A	498,415
4,300	MetLife, Inc.	239,682
4,500	Oaktree Capital Group, LLC^	248,355
1,800	Prudential Financial, Inc.	159,048
3,170	State Street Corp.	242,695
10,790	Wells Fargo & Company~	624,417

		5,797,383

	Health Care (13.8%)
3,200	AbbVie, Inc.	224,032
2,300	Anthem, Inc.	354,821
350	Biogen, Inc.#	111,573

NUMBER OF SHARES		VALUE

3,200	Bristol-Myers Squibb Company	$210,048
2,665	Cardinal Health, Inc.	226,472
1,480	Celgene Corp.#	194,250
3,250	Gilead Sciences, Inc.	383,045
4,500	Johnson & Johnson~	450,945
760	Laboratory Corp. of America Holdings#	96,740
14,765	Merck & Company, Inc.	870,545
20,550	Pfizer, Inc.	741,033
3,420	Stryker Corp.	349,763
775	UnitedHealth Group, Inc.	94,085
1,340	Zimmer Biomet Holdings, Inc.	139,454

		4,446,806

	Industrials (9.5%)
3,095	Boeing Company	446,206
4,700	CSX Corp.	147,016
3,475	Delta Air Lines, Inc.	154,082
4,600	Eaton Corp., PLC	278,668
20,965	General Electric Company	547,186
3,160	Honeywell International, Inc.	331,958
3,550	Ingersoll-Rand, PLC	217,970
1,605	Lockheed Martin Corp.	332,395
750	Stanley Black & Decker, Inc.	79,118
1,600	Union Pacific Corp.	156,144
975	United Parcel Service, Inc. - Class B	99,801
2,700	United Technologies Corp.	270,837

		3,061,381

	Information Technology (19.3%)
1,785	Accenture, PLC - Class A	184,051
10,810	Apple, Inc.	1,311,253
6,650	Applied Materials, Inc.	115,444
3,500	Broadcom Corp. - Class A	177,135
8,295	Cisco Systems, Inc.	235,744
5,050	Facebook, Inc. - Class A#	474,751
1,002	Google, Inc. - Class C#	626,861
12,830	Intel Corp.	371,429
1,695	International Business Machines Corp.	274,573
4,420	MasterCard, Inc. - Class A	430,508
22,495	Microsoft Corp.	1,050,516
6,000	Oracle Corp.	239,640
2,530	QUALCOMM, Inc.	162,907
3,300	Salesforce.com, Inc.#	241,890
3,000	Texas Instruments, Inc.	149,940
1,800	Western Digital Corp.	154,908

		6,201,550

	Materials (0.5%)
3,310	Dow Chemical Company	155,769

	Telecommunication Services (3.7%)
9,400	AT&T, Inc.	326,556
18,284	Verizon Communications, Inc.	855,508

		1,182,064

	Utilities (3.9%)
4,400	Dominion Resources, Inc.	315,480
4,000	Duke Energy Corp.	296,880
9,500	Exelon Corp.	304,855

See accompanying Notes to Schedule of Investments

Calamos Dividend Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

NUMBER OF SHARES		VALUE

3,100	NextEra Energy, Inc.	$326,120

		1,243,335

	TOTAL COMMON STOCKS (Cost $29,127,515)	30,784,158

SHORT TERM INVESTMENT (4.2%)
1,337,828	Fidelity Prime Money Market Fund - Institutional Class (Cost $1,337,828)	1,337,828

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.7%)
	Federal Home Loan Bank Discount Notes
46,836	0.000%, 09/10/15	46,836
36,026	0.000%, 08/17/15	36,026
36,025	0.000%, 08/11/15	36,025
25,219	0.000%, 09/14/15	25,219
41,564	Fidelity Prime Money Market Fund - Institutional Class	41,564
20,176	Goldman Sachs Financial Square Fund	20,176
36,029	Morgan Stanley Institutional Liquidity Fund	36,029

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $241,875)	241,875

TOTAL INVESTMENTS (100.7%) (Cost $30,707,218)		32,363,861

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.7%)		(241,875)

OTHER ASSETS, LESS LIABILITIES (0.0%)		26,434

NET ASSETS (100.0%)		$32,148,420

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral for written options. The aggregate value of such securities is $250,679.
^	Security, or portion of security, is on loan.

See accompanying Notes to Schedule of Investments

Calamos Mid Cap Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (91.3%)
	Consumer Discretionary (17.3%)
700	AutoZone, Inc.#	$490,658
13,600	Bloomin’ Brands, Inc.	316,744
5,400	Burlington Stores, Inc.#	297,216
10,900	D.R. Horton, Inc.	323,621
13,200	Dave & Buster’s Entertainment, Inc.#	512,160
10,500	Deckers Outdoor Corp.#	765,240
5,275	Delphi Automotive, PLC	411,872
8,400	Dollar General Corp.	675,108
4,900	Gentherm, Inc.#	246,617
20,725	Hilton Worldwide Holdings, Inc.#	556,466
11,500	Lions Gate Entertainment Corp.	450,570
2,300	Mohawk Industries, Inc.#	463,657
4,400	PVH Corp.	510,576
5,500	Royal Caribbean Cruises, Ltd.	494,175

		6,514,680

	Consumer Staples (2.0%)
11,000	Kroger Company	431,640
18,500	Smart & Final Stores, Inc.#	321,900

		753,540

	Energy (2.0%)
11,300	Bonanza Creek Energy, Inc.#	88,253
2,000	Cimarex Energy Company	208,240
2,700	Dril-Quip, Inc.#	157,707
8,850	Gulfport Energy Corp.#	289,926

		744,126

	Financials (10.2%)
10,400	Arthur J. Gallagher & Company	493,272
7,000	Blackstone Group, LP	274,750
5,700	Evercore Partners, Inc. - Class A	335,160
2,250	Jones Lang LaSalle, Inc.	400,590
53,000	MGIC Investment Corp.#	586,710
29,233	Och-Ziff Capital Management Group, LLC - Class A	338,811
12,300	Realogy Holdings Corp.#	559,896
6,000	SVB Financial Group#	858,600

		3,847,789

	Health Care (20.2%)
6,850	Acadia Healthcare Company, Inc.#	546,493
8,200	Alkermes, PLC#	574,164
3,800	Amsurg Corp.#	272,612
8,400	Cepheid#	466,956
11,100	Cerner Corp.#	796,092
11,600	Envision Healthcare Holdings, Inc.#	519,680
1,550	Esperion Therapeutics, Inc.#	96,100
16,050	Exact Sciences Corp.#	386,324
3,505	Illumina, Inc.#	768,646
6,300	IMS Health Holdings, Inc.#	208,845
1,780	Jazz Pharmaceuticals, PLC#	342,187
5,725	Laboratory Corp. of America Holdings#	728,735
1,530	Medivation, Inc.#	161,155
5,700	Stryker Corp.	582,939
7,200	Veeva Systems, Inc.#	193,824

NUMBER OF SHARES		VALUE

19,500	XenoPort, Inc.#	$142,350
16,850	Zoetis, Inc.	825,313

		7,612,415

	Industrials (15.3%)
8,100	B/E Aerospace, Inc.	394,551
11,700	CSX Corp.	365,976
6,900	Delta Air Lines, Inc.	305,946
16,745	DigitalGlobe, Inc.#	354,659
16,500	Fortune Brands Home & Security, Inc.	787,875
7,100	Huron Consulting Group, Inc.#	542,937
5,800	Kennametal, Inc.	183,802
2,600	L-3 Communications Holdings, Inc.	300,196
3,900	Manpowergroup, Inc.	352,872
15,300	Quanta Services, Inc.#	422,586
17,600	Roadrunner Transportation Systems, Inc.#	460,768
4,700	Rockwell Automation, Inc.	548,866
9,800	Spirit Airlines, Inc.#	586,236
1,530	WABCO Holdings, Inc.#	188,909

		5,796,179

	Information Technology (21.6%)
26,100	Applied Materials, Inc.	453,096
2,825	Avago Technologies, Ltd.	353,521
12,000	Booz Allen Hamilton Holding Corp.	332,760
7,950	Broadcom Corp. - Class A	402,349
5,800	Cognizant Technology Solutions Corp. - Class A#	365,980
2,900	CoStar Group, Inc.#	583,741
9,000	FireEye, Inc.#	400,410
10,700	Gogo, Inc.#	195,061
8,550	Guidewire Software, Inc.#	504,877
13,700	Hollysys Automation Technologies, Ltd.	291,536
2,600	IAC/InterActiveCorp	200,876
11,900	Mellanox Technologies, Ltd.#	500,395
8,800	Rackspace Hosting, Inc.#	299,464
3,925	Red Hat, Inc.#	310,389
20,800	Sabre Corp.	553,280
12,100	SunPower Corp.#	327,063
2,800	Synaptics, Inc.#	222,264
2,700	Tableau Software Inc - Class A#	282,798
2,600	Ultimate Software Group, Inc.#	478,946
7,400	Vantiv, Inc. - Class A#	325,600
12,700	VeriFone Systems, Inc.#	408,686
4,325	Western Digital Corp.	372,210

		8,165,302

	Materials (1.4%)
7,800	KapStone Paper and Packaging Corp.	182,520
5,000	Packaging Corp. of America	353,950

		536,470

	Telecommunication Services (1.3%)
12,400	T-Mobile USA, Inc.#	504,184

	TOTAL COMMON STOCKS (Cost $32,230,012)	34,474,685

See accompanying Notes to Schedule of Investments

Calamos Mid Cap Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENT (8.8%)
3,302,217	Fidelity Prime Money Market Fund - Institutional Class (Cost $3,302,217)	$3,302,217

TOTAL INVESTMENTS (100.1%) (Cost $35,532,229)		37,776,902

LIABILITIES, LESS OTHER ASSETS (-0.1%)		(25,664)

NET ASSETS (100.0%)		$37,751,238

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Brown Brothers Harriman & Company	Canadian Dollar	10/29/15	432,000	$330,140	$(1,315)

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Citibank N.A.	Canadian Dollar	10/29/15	409,000	$312,563	$2,117
Northern Trust Company	Canadian Dollar	10/29/15	23,000	17,577	103

					$2,220

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.

See accompanying Notes to Schedule of Investments

Calamos International Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (97.7%)
		Consumer Discretionary (18.2%)
3,400,000	HKD	Brilliance China Automotive Holdings, Ltd.	$4,503,769
390,000	GBP	Compass Group, PLC	6,238,301
106,000	EUR	Daimler, AG	9,482,324
62,000		Delphi Automotive, PLC	4,840,960
10,900	JPY	Fast Retailing Co., Ltd.	5,392,200
700,000	INR	Motherson Sumi Systems, Ltd.	3,789,912
350,000	INR	Motherson Sumi Systems, Ltd.#	1,896,614
93,000	ZAR	Naspers, Ltd. - Class N	12,960,789
30,000	GBP	Next, PLC	3,742,492
147,500	DKK	Pandora, A/S	16,609,060
49,632	EUR	Renault, SA	4,569,009
2,850,100	HKD	Samsonite International, SA	9,294,049
225,000	JPY	Sony Corp.#	6,377,945
202,800	JPY	Toyota Motor Corp.	13,504,409
84,500	GBP	Whitbread, PLC	6,841,436
385,131	GBP	WPP, PLC	8,848,700

			118,891,969

		Consumer Staples (10.0%)
140,000	EUR	Anheuser-Busch InBev, NV	16,727,447
95,000	GBP	British American Tobacco, PLC	5,640,726
391,000	GBP	Diageo, PLC	10,960,809
185,000	CHF	Nestlé, SA	13,995,265
34,800	EUR	Pernod Ricard, SA	4,162,684
141,000	JPY	Seven & I Holdings Company, Ltd.	6,505,935
170,000	EUR	Unilever, NV	7,615,709

			65,608,575

		Energy (3.0%)
105,000	EUR	Royal Dutch Shell, PLC	3,011,599
64,000		Schlumberger, Ltd.	5,300,480
150,000	EUR	TOTAL, SA	7,401,443
158,000	CAD	Tourmaline Oil Corp.#	3,906,962

			19,620,484

		Financials (16.3%)
1,363,400	HKD	AIA Group, Ltd.	8,868,290
358,600	EUR	Azimut Holding, S.p.A	8,956,970
1,630,000	JPY	Daiwa Securities Group, Inc.	12,665,812
336,506	EUR	Deutsche Annington Immobilien, SE	10,498,958
915,000	MXN	Grupo Financiero Banorte, SAB de CV	4,833,812
1,550,000	GBP	Henderson Group, PLC	6,883,384
89,500	HKD	Hong Kong Exchanges and Clearing, Ltd.	2,423,910
315,000	INR	Housing Development Finance Corp., Ltd.	6,581,320
408,000	EUR	ING Groep, NV	6,938,919
1,465,000	EUR	Intesa Sanpaolo, S.p.A	5,640,446
270,000	EUR	Merlin Properties Socimi, SA#	2,959,050
2,299,854	PHP	Metropolitan Bank & Trust Company	4,439,932
268,000	JPY	Mitsui Fudosan Company, Ltd.	7,623,361
345,000	GBP	Prudential, PLC	8,116,276
591,000	GBP	St. James’s Place, PLC	9,017,371

			106,447,811

NUMBER OF SHARES			VALUE

		Health Care (17.6%)
358,000	JPY	Chugai Pharmaceutical Co., Ltd.	$13,022,299
111,000	EUR	Fresenius, SE & Company KGaA	7,680,752
267,000	INR	Glenmark Pharmaceuticals, Ltd.	4,192,917
2,556,000	AUD	Healthscope, Ltd.	5,105,496
179,000	GBP	Hikma Pharmaceuticals, PLC	6,686,870
176,582	INR	Lupin, Ltd.	4,673,314
151,000	CHF	Novartis, AG	15,668,397
167,000	DKK	Novo Nordisk, A/S - Class B	9,855,753
36,000	CHF	Roche Holding, AG	10,401,220
58,000	EUR	Sanofi	6,251,885
222,000	GBP	Shire, PLC	19,734,959
152,000	EUR	UCB, SA	11,761,303

			115,035,165

		Industrials (14.1%)
134,500	EUR	ANDRITZ, AG	7,501,515
28,000	CAD	Canadian Pacific Railway, Ltd.	4,507,489
180,000	GBP	Capita, PLC	3,664,266
403,560	HKD	CK Hutchison Holdings, Ltd.	5,990,237
270,500	GBP	Experian, PLC	5,071,510
91,100	JPY	FANUC Corp.	15,194,243
66,000	EUR	HOCHTIEF, AG	5,766,925
7,500	CHF	Kaba Holding, AG#	4,796,647
213,750	EUR	KION Group, AG#	9,794,961
346,000	JPY	MISUMI Group, Inc.	4,272,343
92,000	JPY	Nidec Corp.	8,225,381
231,250	EUR	Safran, SA	17,508,118

			92,293,635

		Information Technology (16.5%)
176,000	JPY	Alps Electric Company, Ltd.	5,547,348
411,000	GBP	ARM Holdings, PLC	6,448,234
33,000	EUR	ASML Holding, NV	3,280,381
47,000		Baidu, Inc.#	8,115,020
100,000		Check Point Software Technologies, Ltd.#	8,077,000
15,000	CAD	Constellation Software, Inc.	6,669,572
108,000	CAD	Enghouse Systems, Ltd.	4,364,262
71,000	TWD	Hermes Microvision, Inc.	3,540,979
40,500	EUR	Ingenico Group	5,304,845
9,000	JPY	Keyence Corp.	4,533,623
60,000	TWD	Largan Precision Company, Ltd.	6,095,859
221,600		Mellanox Technologies, Ltd.#	9,318,280
5,412	KRW	Samsung Electronics Co., Ltd.	5,490,782
100,800	EUR	SAP SE	7,241,781
1,503,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	6,568,128
117,034	INR	Tata Consultancy Services, Ltd.	4,579,124
393,900	HKD	Tencent Holdings, Ltd.	7,338,609
105,000	EUR	United Internet, AG	5,189,672

			107,703,499

		Materials (0.6%)
1,150,000	GBP	Glencore, PLC#	3,726,132

		Telecommunication Services (1.4%)
265,000	HKD	China Mobile, Ltd.	3,469,064
107,000	JPY	SoftBank Group Corp.	5,914,333

			9,383,397

		TOTAL COMMON STOCKS (Cost $598,898,372)	638,710,667

See accompanying Notes to Schedule of Investments

Calamos International Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

NUMBER OF SHARES			VALUE

RIGHT (0.1%)#
		Financials (0.1%)
270,000	EUR	Merlin Properties Socimi, SA (Cost $—)	$385,486

SHORT TERM INVESTMENT (2.9%)
19,364,282		Fidelity Prime Money Market Fund - Institutional Class (Cost $19,364,282)	19,364,282

TOTAL INVESTMENTS (100.7%) (Cost $618,262,654)			658,460,435

LIABILITIES, LESS OTHER ASSETS (0.5%)			(4,574,466)

NET ASSETS (100.0%)			$653,885,969

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY	LONG CONTRACTS	SETTLE- MENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Citibank N.A.	Japanese Yen	08/28/15	239,511,000	$1,932,980	$7,211
Northern Trust Company	European Monetary Unit	08/28/15	4,100,000	4,504,155	24,134

					$31,345

COUNTERPARTY	SHORT CONTRACTS	SETTLE- MENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Brown Brothers Harriman & Company	Japanese Yen	08/28/15	2,253,396,000	$18,186,092	$44,131
Citibank N.A.	European Monetary Unit	08/28/15	37,368,000	41,051,525	213,647

					$257,778

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
PHP	Philippine Peso
TWD	New Taiwan Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.

See accompanying Notes to Schedule of Investments

Calamos International Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

CURRENCY EXPOSURE JULY 31, 2015

	Value	% of Total Investments
European Monetary Unit	$175,632,182	26.7%
British Pound Sterling	111,621,466	16.9%
Japanese Yen	108,779,232	16.5%
US Dollar	55,016,022	8.4%
Swiss Franc	44,861,529	6.8%
Hong Kong Dollar	41,887,928	6.4%
Danish Krone	26,464,813	4.0%
Indian Rupee	25,713,201	3.9%
Canadian Dollar	19,448,285	2.9%
New Taiwan Dollar	16,204,966	2.5%
South African Rand	12,960,789	2.0%
South Korean Won	5,490,782	0.8%
Australian Dollar	5,105,496	0.8%
Mexican Peso	4,833,812	0.7%
Philippine Peso	4,439,932	0.7%

Total Investments	$658,460,435	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (21.5%)
		Consumer Discretionary (2.9%)
6,800,000,000	KRW	Lotte Shopping Company, Ltd. 0.000%, 01/24/18	$5,819,736
730,000,000	JPY	Sony Corp. 0.000%, 09/30/22	6,304,236
2,400,000	EUR	Steinhoff Finance Holding, GmbH 4.500%, 03/31/18	4,488,799

			16,612,771

		Consumer Staples (0.8%)
33,000,000	HKD	Hengan International Group Company, Ltd. 0.000%, 06/27/18	4,522,468

		Financials (3.8%)
9,000,000		AYC Finance, Ltd. 0.500%, 05/02/19	9,742,274
5,200,000		China Overseas Finance Investment Cayman IV, Ltd. 0.000%, 02/04/21	6,003,560
5,600,000		National Bank of Abu Dhabi PJSC 1.000%, 03/12/18	5,847,700

			21,593,534

		Health Care (1.1%)
7,600,000	SGD	Indah Capital, Ltd. 0.000%, 10/24/18	6,219,614

		Industrials (3.1%)
5,750,000		Haitian International Holdings, Ltd. 2.000%, 02/13/19	5,911,736
10,785,000		Larsen & Toubro, Ltd. 0.675%, 10/22/19	11,669,902

			17,581,638

		Information Technology (6.3%)
11,200,000		Advanced Semiconductor Engineering, Inc. 0.000%, 03/27/18	11,048,454
5,090,000		NXP Semiconductors, NV* 1.000%, 12/01/19	5,971,639
5,930,000		ON Semiconductor Corp.* 1.000%, 12/01/20	5,724,466
6,100,000	EUR	Rocket Internet, SE 3.000%, 07/22/22	6,793,990
5,800,000		Yahoo!, Inc.~ 0.000%, 12/01/18	5,933,574

			35,472,123

		Materials (1.6%)
8,860,000		Cemex, SAB de CV 3.720%, 03/15/20	9,136,831

		Telecommunication Services (1.1%)
5,100,000	EUR	America Movil SAB de CV 0.000%, 05/28/20	5,910,243

		Utilities (0.8%)
3,750,000		ENN Energy Holdings, Ltd. 0.000%, 02/26/18	4,457,472

		TOTAL CONVERTIBLE BONDS (Cost $124,059,181)	121,506,694

NUMBER OF SHARES			VALUE

COMMON STOCKS (73.4%)
		Consumer Discretionary (12.1%)
1,435,595	MXN	Alsea, SAB de CV^	$4,650,036
4,500,000	HKD	Brilliance China Automotive Holdings, Ltd.	5,960,870
361,280	TWD	Eclat Textile Company, Ltd.	5,285,294
26,300	KRW	Hyundai Motor Company	3,350,362
145,000	INR	Jubilant Foodworks, Ltd.	4,140,700
3,998,667	IDR	Matahari Department Store, Tbk PT	5,162,740
760,000	INR	Motherson Sumi Systems, Ltd.	4,114,762
380,000	INR	Motherson Sumi Systems, Ltd.#	2,059,181
118,290	ZAR	Naspers, Ltd. - Class N	16,485,288
2,200,000	MXN	Nemak SAB de CV*#	2,703,491
1,680,100	HKD	Samsonite International, SA	5,478,731
197,000	GBP	WPP, PLC	4,526,236
48,000		Yum! Brands, Inc.	4,212,480

			68,130,171

		Consumer Staples (8.6%)
1,164,500	BRL	Ambev, SA	6,618,429
37,500	EUR	Anheuser-Busch InBev, NV	4,480,566
760,000	HKD	China Mengniu Dairy Company, Ltd.	3,445,945
300,000	GBP	Diageo, PLC	8,409,828
686,000	MXN	Fomento Economico Mexicano, SAB de CV	6,224,558
457,453	BRL	Hypermarcas, SA#	2,706,815
80,000	CHF	Nestlé, SA	6,052,007
105,000	EUR	Unilever, NV	4,703,820
2,500,000	MXN	Wal-Mart de Mexico SAB de CV	6,060,512

			48,702,480

		Energy (4.7%)
50,000		Anadarko Petroleum Corp.	3,717,500
2,000,000	HKD	CNOOC, Ltd.	2,454,276
690,000	INR	Oil & Natural Gas Corp, Ltd.	2,934,931
6,000,000	HKD	PetroChina Company, Ltd. - Class H	5,910,821
438,000	BRL	Petróleo Brasileiro, SA#	1,481,342
285,000	THB	PTT PCL	2,636,119
83,000	ZAR	Sasol, Ltd.	2,865,233
90,000	EUR	TOTAL, SA	4,440,866

			26,441,088

		Financials (17.1%)
997,000	HKD	AIA Group, Ltd.	6,485,026
927,500	INR	Axis Bank, Ltd.	8,288,406
4,725,000	IDR	Bank Mandiri Persero, Tbk PT	3,317,300
542,000	BRL	BB Seguridade Participacoes, SA	5,105,069
6,650,000	HKD	China Construction Bank Corp.	5,424,848
1,100,000	HKD	China Life Insurance Company, Ltd.	4,051,580
43,250		Credicorp, Ltd.	5,704,675
1,040,000	MXN	Fibra Uno Administracion, SA de CV	2,498,582
1,812,000	MXN	Grupo Financiero Banorte, SAB de CV	9,572,533
1,458,000	INR	ICICI Bank, Ltd.	6,899,794

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

NUMBER OF SHARES			VALUE

8,600,000	HKD	Industrial & Commercial Bank of China, Ltd.	$5,908,097
437,030		Itau Unibanco Holding, SA	3,793,420
847,000	BRL	Itausa - Investimentos Itau, SA	2,077,951
660,000	THB	Kasikornbank, PCL	3,339,506
4,072,538	PHP	Metropolitan Bank & Trust Company	7,862,148
18,500	KRW	Samsung Fire & Marine Insurance Company, Ltd.	4,425,531
107,000	KRW	Shinhan Financial Group Company, Ltd.	3,829,225
657,000	TRY	Turkiye Garanti Bankasi AS	1,937,920
1,100,000	TRY	Turkiye Is Bankasi - Class C	2,139,044
8,600,000	TWD	Yuanta Financial Holding Company, Ltd.	4,087,134

			96,747,789

		Health Care (3.5%)
23,800		China Biologic Products, Inc.#	2,912,168
370,000	INR	Glenmark Pharmaceuticals, Ltd.	5,810,409
155,000	GBP	Hikma Pharmaceuticals, PLC	5,790,307
198,437	INR	Lupin, Ltd.	5,251,716

			19,764,600

		Industrials (4.7%)
75,750	EUR	ANDRITZ, AG	4,224,831
700,000	TRY	Aselsan Elektronik Sanayi Ve Ticaret AS	3,785,033
331,056	HKD	CK Hutchison Holdings, Ltd.	4,914,025
34,300	JPY	FANUC Corp.	5,720,774
218,000	BRL	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao, SA	3,164,357
675,000	HKD	Zhuzhou CSR Times Electric Company, Ltd.	4,576,153

			26,385,173

		Information Technology (17.8%)
35,000		Alibaba Group Holding, Ltd.^#	2,741,900
80,700		Baidu, Inc.#	13,933,662
255,000	TWD	Catcher Technology Company, Ltd.	2,811,186
250,000	INR	HCL Technologies, Ltd.	3,906,847
103,000	TWD	Hermes Microvision, Inc.	5,136,913
79,000	TWD	Largan Precision Company, Ltd.	8,026,214
3,201,000	HKD	Lenovo Group, Ltd.	3,469,367
140,000	BRL	Linx, SA	2,063,640
5,200	KRW	NAVER Corp.	2,325,866
2,722,000	HKD	PAX Global Technology, Ltd.#	4,345,981
15,594	KRW	Samsung Electronics Co., Ltd.	15,821,000
94,000	KRW	SK Hynix, Inc.	2,968,557
3,209,649	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	14,026,204
209,518	INR	Tata Consultancy Services, Ltd.	8,197,695
585,500	HKD	Tencent Holdings, Ltd.	10,908,239

			100,683,271

		Materials (0.5%)
1,000,000	MXN	Grupo Mexico, SAB de CV - Series B	2,731,420

		Telecommunication Services (3.8%)
1,166,500	HKD	China Mobile, Ltd.	15,270,426
152,000	ZAR	MTN Group, Ltd.	2,530,611

NUMBER OF SHARES			VALUE

17,900	KRW	SK Telecom Company, Ltd.	$3,841,588

			21,642,625

		Utilities (0.6%)
80,000	KRW	Korea Electric Power Corp.	3,459,115

		TOTAL COMMON STOCKS (Cost $428,526,081)	414,687,732

SHORT TERM INVESTMENT (5.0%)
28,187,226		Fidelity Prime Money Market Fund - Institutional Class (Cost $28,187,226)	28,187,226

NUMBER OF SHARES/ PRINCIPAL AMOUNT			VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.0%)
		Federal Home Loan Bank Discount Notes
1,074,434		0.000%, 09/10/15	1,074,434
826,446		0.000%, 08/17/15	826,446
826,437		0.000%, 08/11/15	826,437
578,535		0.000%, 09/14/15	578,535
953,486		Fidelity Prime Money Market Fund - Institutional Class	953,486
462,854		Goldman Sachs Financial Square Fund	462,854
826,525		Morgan Stanley Institutional Liquidity Fund	826,525

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $5,548,717)	5,548,717

TOTAL INVESTMENTS (100.9%) (Cost $586,321,205)			569,930,369

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.0%)			(5,548,717)

OTHER ASSETS, LESS LIABILITIES (0.1%)			371,629

NET ASSETS (100.0%)			$564,753,281

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY	SHORT CONTRACTS	SETTLE- MENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Brown Brothers Harriman & Company	British Pound Sterling	08/28/15	10,582,000	$16,522,519	$(27,996)
Citibank N.A.	European Monetary Unit	08/28/15	26,227,000	28,812,309	149,950
Northern Trust Company	European Monetary Unit	08/28/15	1,584,000	1,740,142	(9,324)
Brown Brothers Harriman & Company	Japanese Yen	08/28/15	1,499,376,000	12,100,754	29,364

					$141,994

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
~	Security, or portion of security, is segregated as collateral for written options. The aggregate value of such securities is $5,933,574.
^	Security, or portion of security, is on loan.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

BRL	Brazilian Real
CHF	Swiss Franc
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
PHP	Philippine Peso
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency.

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

CURRENCY EXPOSURE JULY 31, 2015

	Value	% of Total Investments
US Dollar	$152,199,356	26.7%
Hong Kong Dollar	93,126,853	16.3%
Indian Rupee	51,604,441	9.1%
South Korean Won	45,840,980	8.0%
New Taiwan Dollar	39,372,945	6.9%
European Monetary Unit	35,043,115	6.2%
Mexican Peso	34,441,132	6.0%
Brazilian Real	23,217,603	4.1%
South African Rand	21,881,132	3.8%
British Pound Sterling	18,726,371	3.3%
Japanese Yen	12,025,010	2.1%
Indonesian Rupiah	8,480,040	1.5%
Philippine Peso	7,862,148	1.4%
Turkish Lira	7,861,997	1.4%
Singapore Dollar	6,219,614	1.1%
Swiss Franc	6,052,007	1.1%
Thai Baht	5,975,625	1.0%

Total Investments	$569,930,369	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Emerging Market Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (95.0%)
		Consumer Discretionary (11.6%)
35,947	MXN	Alsea, SAB de CV	$116,436
136,000	HKD	Brilliance China Automotive Holdings, Ltd.	180,151
17,740		Cox & Kings, Ltd.	80,877
9,960	TWD	Eclat Textile Company, Ltd.	145,708
660	KRW	Hyundai Motor Company	84,077
1,600	KRW	LOTTE Himart Company, Ltd.	87,659
146,870	IDR	Matahari Department Store, Tbk PT	189,626
2,919	ZAR	Naspers, Ltd. - Class N	406,802
56,000	MXN	Nemak SAB de CV#*	68,816
19,100	ZAR	Steinhoff International Holdings, Ltd.	115,480
25,000	TWD	Tung Thih Electronic Company, Ltd.	139,366

			1,614,998

		Consumer Staples (7.5%)
36,700	BRL	Ambev, SA	208,584
25,000	HKD	China Mengniu Dairy Company, Ltd.	113,354
15,700	MXN	Fomento Economico Mexicano, SAB de CV	142,457
19,540	BRL	Hypermarcas, SA#	115,621
2,135		Magnit PJSC	115,824
4,440		United Spirits, Ltd.#	128,560
18,000	PHP	Universal Robina Corp.	75,327
60,200	MXN	Wal-Mart de Mexico SAB de CV	145,937

			1,045,664

		Energy (4.0%)
73,000	HKD	CNOOC, Ltd.	89,581
1,800		Lukoil PJSC	74,520
163,000	HKD	PetroChina Company, Ltd. - Class H	160,577
11,500	BRL	Petróleo Brasileiro, SA#	38,894
13,000	THB	PTT PCL	120,244
2,100	ZAR	Sasol, Ltd.	72,494

			556,310

		Financials (26.9%)
24,200	HKD	AIA Group, Ltd.	157,410
5,975		Axis Bank, Ltd.	270,966
218,200	PHP	Ayala Land, Inc.	178,301
250,000	HKD	Bank of China, Ltd.	136,609
147,000	IDR	Bank Rakyat Indonesia Persero, Tbk PT	108,600
5,300	ZAR	Barclays Africa Group, Ltd.	77,918
12,700	BRL	BB Seguridade Participacoes, SA	119,621
174,000	HKD	China Construction Bank Corp.	141,943
9,000		China Life Insurance Company, Ltd.	166,230
24,000	HKD	China Overseas Land & Investment, Ltd.	75,580
15,500	ZAR	Coronation Fund Managers, Ltd.	94,811
1,400		Credicorp, Ltd.	184,660
33,400	MXN	Fibra Uno Administracion, SA de CV	80,243
45,300	MXN	Grupo Financiero Banorte, SAB de CV	239,313
2,650	PHP	GT Capital Holdings, Inc.	81,153

NUMBER OF SHARES			VALUE

15,175		ICICI Bank, Ltd.	$152,812
186,000	HKD	Industrial & Commercial Bank of China, Ltd.	127,780
13,783	BRL	Itau Unibanco Holding, SA	121,086
26,400	BRL	Itausa - Investimentos Itau, SA	64,767
20,700	THB	Kasikornbank, PCL	104,547
144,891	PHP	Metropolitan Bank & Trust Company	279,716
26,400	AED	National Bank of Abu Dhabi PJSC	76,912
740	KRW	Samsung Fire & Marine Insurance Company, Ltd.	177,021
4,700	KRW	Shinhan Financial Group Company, Ltd.	168,200
47,000		Turkiye Garanti Bankasi AS~	140,530
59,000	HKD	Value Partners Group, Ltd.	68,684
305,000	TWD	Yuanta Financial Holding Company, Ltd.	144,951

			3,740,364

		Health Care (4.5%)
3,100	ZAR	Aspen Pharmacare Holdings, Ltd.#	90,777
590		China Biologic Products, Inc.#	72,192
2,950		Dr. Reddy’s Laboratories, Ltd.	189,832
5,550	GBP	Hikma Pharmaceuticals, PLC	207,330
201,000	HKD	PW Medtech Group, Ltd.#^	58,228

			618,359

		Industrials (8.3%)
35,000	TRY	Aselsan Elektronik Sanayi Ve Ticaret AS	189,252
12,000		Controladora Vuela Cia de Aviacion SAB de CV#~	165,840
1,900	KRW	Hyundai Engineering & Construction Company, Ltd.	55,887
10,100		Larsen & Toubro, Ltd.~	278,255
10,100	BRL	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao, SA	146,605
679,000	IDR	Wijaya Karya Persero, Tbk PT	133,075
27,000	HKD	Zhuzhou CSR Times Electric Company, Ltd.	183,046

			1,151,960

		Information Technology (23.1%)
121,000	TWD	Advanced Semiconductor Engineering, Inc.	140,472
2,150		Alibaba Group Holding, Ltd.#	168,431
2,080		Baidu, Inc.#	359,133
10,000	TWD	Catcher Technology Company, Ltd.	110,243
3,000	TWD	Hermes Microvision, Inc.	149,619
9,180		Infosys, Ltd.	155,234
3,000	TWD	Largan Precision Company, Ltd.	304,793
101,000	HKD	Lenovo Group, Ltd.	109,468
5,300	BRL	Linx, SA	78,123
210	KRW	NAVER Corp.	93,929
89,000	HKD	PAX Global Technology, Ltd.#	142,099
595	KRW	Samsung Electronics Co., Ltd.	603,661
2,025	KRW	SK Hynix, Inc.	63,950
92,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	402,041
14,600	HKD	Tencent Holdings, Ltd.	272,007

See accompanying Notes to Schedule of Investments

Calamos Emerging Market Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

NUMBER OF SHARES			VALUE

4,600		Yandex, NV - Class A#	$63,986

			3,217,189

		Materials (1.6%)
155,354	MXN	Cemex, SAB de CV#	132,479
32,200	MXN	Grupo Mexico, SAB de CV - Series B	87,952

			220,431

		Telecommunication Services (5.3%)
29,500	HKD	China Mobile, Ltd.	386,179
76,000	HKD	China Unicom Hong Kong, Ltd.	106,666
8,150	ZAR	MTN Group, Ltd.	135,687
530	KRW	SK Telecom Company, Ltd.	113,745

			742,277

		Utilities (2.2%)
92,000	HKD	Huaneng Power International, Inc.	111,486
4,400	KRW	Korea Electric Power Corp.	190,251

			301,737

		TOTAL COMMON STOCKS (Cost $14,018,603)	13,209,289

SHORT TERM INVESTMENT (5.0%)
699,604		Fidelity Prime Money Market Fund - Institutional Class (Cost $699,604)	699,604

NUMBER OF SHARES/ PRINCIPAL AMOUNT			VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.3%)
		Federal Home Loan Bank Discount Notes
6,811		0.000%, 09/10/15	6,811
5,239		0.000%, 08/11/15	5,239
5,239		0.000%, 08/17/15	5,239
3,668		0.000%, 09/14/15	3,668
6,044		Fidelity Prime Money Market Fund - Institutional Class	6,044
2,934		Goldman Sachs Financial Square Fund	2,934
5,240		Morgan Stanley Institutional Liquidity Fund	5,240

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $35,175)	35,175

TOTAL INVESTMENTS (100.3%) (Cost $14,753,382)			13,944,068

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.3%)			(35,175)

LIABILITIES, LESS OTHER ASSETS (0.0%)			(688)

NET ASSETS (100.0%)			$13,908,205

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
~	Security, or portion of security, is segregated as collateral for written options. The aggregate value of such securities is $584,625.
^	Security, or portion of security, is on loan.

FOREIGN CURRENCY ABBREVIATIONS

AED	UAE dirham
BRL	Brazilian Real
GBP	British Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
KRW	South Korean Won
MXN	Mexican Peso
PHP	Philippine Peso
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.

See accompanying Notes to Schedule of Investments

Calamos Emerging Market Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

CURRENCY EXPOSURE JULY 31, 2015

	Value	% of Total Investments
US Dollar	$3,502,661	25.1%
Hong Kong Dollar	2,620,848	18.8%
South Korean Won	1,638,380	11.7%
New Taiwan Dollar	1,537,193	11.0%
Mexican Peso	1,013,633	7.3%
South African Rand	993,969	7.1%
Brazilian Real	893,301	6.4%
Philippine Peso	614,497	4.4%
Indonesian Rupiah	431,301	3.1%
Thai Baht	224,791	1.6%
British Pound Sterling	207,330	1.5%
Turkish Lira	189,252	1.4%
UAE Dirham	76,912	0.6%

Total Investments	$13,944,068	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Global Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (96.0%)
		Consumer Discretionary (19.9%)
4,250		Amazon.com, Inc.#~	$2,278,638
778,000	HKD	Brilliance China Automotive Holdings, Ltd.	1,030,568
27,000		Comcast Corp. - Class A	1,685,070
16,900	EUR	Daimler, AG	1,511,805
25,000		Delphi Automotive, PLC	1,952,000
14,100		Dollar General Corp.	1,133,217
2,200	JPY	Fast Retailing Co., Ltd.	1,088,334
20,000		Home Depot, Inc.	2,340,600
33,000		Lions Gate Entertainment Corp.	1,292,940
140,000	INR	Motherson Sumi Systems, Ltd.	757,982
70,000	INR	Motherson Sumi Systems, Ltd.#	379,323
35,150	ZAR	Naspers, Ltd. - Class N	4,898,621
44,800	DKK	Pandora, A/S	5,044,650
3,015		Priceline Group, Inc.#	3,749,364
625,000	HKD	Samsonite International, SA	2,038,097
44,100	JPY	Sony Corp.#	1,250,077
22,800		Starbucks Corp.	1,320,804
32,700	JPY	Toyota Motor Corp.	2,177,486
13,400		Walt Disney Company	1,608,000
103,000	GBP	WPP, PLC	2,366,509

			39,904,085

		Consumer Staples (6.8%)
18,300	EUR	Anheuser-Busch InBev, NV	2,186,516
20,700	GBP	British American Tobacco, PLC	1,229,085
104,100	GBP	Diageo, PLC	2,918,210
20,600		Keurig Green Mountain, Inc.	1,545,824
28,000		Mondelez International, Inc. - Class A	1,263,640
10,400	EUR	Pernod Ricard, SA	1,244,020
39,000	JPY	Seven & I Holdings Company, Ltd.	1,799,514
14,700		Walgreens Boots Alliance, Inc.	1,420,461

			13,607,270

		Energy (3.0%)
15,000		Anadarko Petroleum Corp.~	1,115,250
18,000		Continental Resources, Inc.#	601,380
16,750		EOG Resources, Inc.	1,292,933
15,000		Occidental Petroleum Corp.	1,053,000
24,900		Schlumberger, Ltd.	2,062,218

			6,124,781

		Financials (11.2%)
281,600	HKD	AIA Group, Ltd.	1,831,678
32,500		Arthur J. Gallagher & Company~	1,541,475
94,500	EUR	Azimut Holding, S.p.A	2,360,384
25,000		Blackstone Group, LP	981,250
28,000		Citigroup, Inc.~	1,636,880
374,000	JPY	Daiwa Securities Group, Inc.	2,906,143
67,335	EUR	Deutsche Annington Immobilien, SE	2,100,846
50,000	INR	Housing Development Finance Corp, Ltd.	1,044,654
350,000	EUR	Intesa Sanpaolo, S.p.A	1,347,547
479,197	PHP	Metropolitan Bank & Trust Company	925,103
40,000	JPY	Mitsui Fudosan Company, Ltd.	1,137,815
107,000	GBP	St. James’s Place, PLC	1,632,587
30,000		Wells Fargo & Company	1,736,100

NUMBER OF SHARES			VALUE

56,000		WisdomTree Investments, Inc.	$1,394,400

			22,576,862

		Health Care (14.6%)
4,900		Biogen, Inc.#	1,562,022
18,900		Celgene Corp.#	2,480,625
69,500		Cerner Corp.#	4,984,540
69,900	JPY	Chugai Pharmaceutical Co., Ltd.	2,542,622
10,200		Gilead Sciences, Inc.	1,202,172
11,000		Illumina, Inc.#	2,412,300
17,500		Laboratory Corp. of America Holdings#	2,227,575
26,500	CHF	Novartis, AG	2,749,752
26,000	DKK	Novo Nordisk, A/S - Class B	1,534,429
12,000	EUR	Sanofi	1,293,493
27,500	GBP	Shire, PLC	2,444,646
22,000		Stryker Corp.	2,249,940
15,500		Zimmer Biomet Holdings, Inc.	1,613,085

			29,297,201

		Industrials (11.2%)
35,100	EUR	ANDRITZ, AG	1,957,644
5,500	CAD	Canadian Pacific Railway, Ltd.	885,400
50,000	GBP	Capita, PLC	1,017,852
107,388	HKD	CK Hutchison Holdings, Ltd.	1,594,012
25,000	JPY	FANUC Corp.	4,169,660
15,000	EUR	HOCHTIEF, AG	1,310,665
2,300	CHF	Kaba Holding, AG#	1,470,972
64,000	EUR	KION Group, AG#	2,932,760
59,800	EUR	Safran, SA	4,527,505
16,600		United Parcel Service, Inc. - Class B	1,699,176
8,500		United Technologies Corp.	852,635

			22,418,281

		Information Technology (27.7%)
64,100		Apple, Inc.~	7,775,330
125,000	GBP	ARM Holdings, PLC	1,961,142
14,400		Baidu, Inc.#	2,486,304
12,530		Check Point Software Technologies, Ltd.#	1,012,048
17,000		Cognizant Technology Solutions Corp. - Class A#	1,072,700
3,450	CAD	Constellation Software, Inc.	1,534,002
40,500		Facebook, Inc. - Class A#	3,807,405
12,025		Google, Inc. - Class A#	7,906,437
8,347		Google, Inc. - Class C#	5,221,967
1,900	JPY	Keyence Corp.	957,098
76,000		LendingClub Corp.#^	1,102,760
22,200		LinkedIn Corp. - Class A#	4,512,372
39,400		MasterCard, Inc. - Class A	3,837,560
32,900		Mellanox Technologies, Ltd.#	1,383,445
1,230	KRW	Samsung Electronics Co., Ltd.	1,247,905
15,000	EUR	SAP SE	1,077,646
30,000		Splunk, Inc.#	2,098,200
614,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	2,683,187
205,200	HKD	Tencent Holdings, Ltd.	3,823,007

			55,500,515

		Materials (1.1%)
1,560,000	MXN	Cemex, SAB de CV#	1,330,296

See accompanying Notes to Schedule of Investments

Calamos Global Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

NUMBER OF SHARES			VALUE

270,000	GBP	Glencore, PLC#	$874,831

			2,205,127

		Telecommunication Services (0.5%)
16,800	JPY	SoftBank Group Corp.	928,606

		TOTAL COMMON STOCKS (Cost $161,877,223)	192,562,728

NUMBER OF CONTRACTS			VALUE
PURCHASED OPTIONS (0.1%) #
		Health Care (0.1%)
695		Cerner Corp. Put, 08/21/15, Strike $70.00 (Cost $148,410)	105,987

NUMBER OF SHARES			VALUE
SHORT TERM INVESTMENT (4.0%)
8,134,161		Fidelity Prime Money Market Fund - Institutional Class (Cost $8,134,161)	8,134,161

NUMBER OF SHARES/ PRINCIPAL AMOUNT			VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.6%)
		Federal Home Loan Bank Discount Notes
217,841		0.000%, 09/10/15	217,841
167,561		0.000%, 08/17/15	167,561
167,560		0.000%, 08/11/15	167,560
117,298		0.000%, 09/14/15	117,298
193,319		Fidelity Prime Money Market Fund - Institutional Class	193,319
93,843		Goldman Sachs Financial Square Fund	93,843
167,578		Morgan Stanley Institutional Liquidity Fund	167,578

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $1,125,000)	1,125,000

TOTAL INVESTMENTS (100.7%) (Cost $171,284,794)			201,927,876

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.6%)			(1,125,000)

LIABILITIES, LESS OTHER ASSETS (-0.1%)			(274,754)

NET ASSETS (100.0%)			$200,528,122

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Northern Trust Company	European Monetary Unit	08/28/15	869,000	$954,661	$5,115
Citibank N.A.	Japanese Yen	08/28/15	41,394,000	334,071	1,247

					$6,362

COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Citibank N.A.	European Monetary Unit	08/28/15	6,350,000	$6,975,947	$36,305
Brown Brothers Harriman & Company	Japanese Yen	08/28/15	449,836,000	3,630,413	8,810

					$45,115

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral for written options. The aggregate value of such securities is $4,572,993.
^	Security, or portion of security, is on loan.

FOREIGN CURRENCY ABBREVIATIONS

CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
PHP	Philippine Peso
TWD	New Taiwan Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.

See accompanying Notes to Schedule of Investments

Calamos Global Equity Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

CURRENCY EXPOSURE JULY 31, 2015

	Value	% of Total Investments
US Dollar	$107,871,190	53.4%
European Monetary Unit	23,850,831	11.8%
Japanese Yen	18,957,355	9.4%
British Pound Sterling	14,444,862	7.1%
Hong Kong Dollar	10,317,362	5.1%
Danish Krone	6,579,079	3.3%
South African Rand	4,898,621	2.4%
Swiss Franc	4,220,724	2.1%
New Taiwan Dollar	2,683,187	1.3%
Canadian Dollar	2,419,402	1.2%
Indian Rupee	2,181,959	1.1%
Mexican Peso	1,330,296	0.7%
South Korean Won	1,247,905	0.6%
Philippine Peso	925,103	0.5%

Total Investments	$201,927,876	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CONVERTIBLE BONDS (20.7%)
	Consumer Discretionary (5.6%)
	Jarden Corp.
16,600,000	1.125%, 03/15/34^	$20,556,029
9,275,000	1.500%, 06/15/19	13,670,515
38,195,000	Liberty Interactive, LLC (Time Warner Cable, Inc., Time Warner, Inc.)§ 0.750%, 03/30/43	63,573,095
13,063,000	Liberty Media Corp.^ 1.375%, 10/15/23	12,681,103
24,600,000	Priceline Group, Inc. 1.000%, 03/15/18	34,443,690
6,000,000	Tesla Motors, Inc. 1.250%, 03/01/21	5,868,960

		150,793,392

	Energy (0.3%)
8,700,000	Whiting Petroleum Corp.* 1.250%, 04/01/20	7,585,443

	Financials (1.1%)
20,550,000	Ares Capital Corp. 5.750%, 02/01/16	20,899,042
5,850,000	MGIC Investment Corp. 2.000%, 04/01/20	9,629,129

		30,528,171

	Health Care (5.1%)
9,904,000	BioMarin Pharmaceutical, Inc. 1.500%, 10/15/20	16,706,463
15,130,000	Cepheid^ 1.250%, 02/01/21	16,720,466
3,920,000	Gilead Sciences, Inc. 1.625%, 05/01/16	20,331,060
14,100,000	Hologic, Inc.‡ 2.000%, 12/15/37	25,746,106
40,825,000	Illumina, Inc.^ 0.000%, 06/15/19	47,639,509
8,457,000	Molina Healthcare, Inc.* 1.625%, 08/15/44	11,758,148

		138,901,752

	Industrials (0.5%)
10,050,000	Air Lease Corp. 3.875%, 12/01/18	13,791,163

	Information Technology (7.3%)
9,000,000	Euronet Worldwide, Inc.* 1.500%, 10/01/44	10,541,430
	FireEye, Inc.*
5,869,000	1.625%, 06/01/35	6,098,214
5,445,000	1.000%, 06/01/35	5,663,181
9,300,000	Intel Corp. 3.250%, 08/01/39	13,487,558
12,990,000	LinkedIn Corp.* 0.500%, 11/01/19	13,086,970
14,260,000	Microchip Technology, Inc.* 1.625%, 02/15/25	13,436,342
17,270,000	NVIDIA Corp. 1.000%, 12/01/18	19,832,782
13,860,000	ON Semiconductor Corp.* 1.000%, 12/01/20	13,379,612

PRINCIPAL AMOUNT		VALUE

2,720,000	Rovi Corp.^* 0.500%, 03/01/20	$2,259,586
23,700,000	Salesforce.com, Inc. 0.250%, 04/01/18	29,850,742
26,000,000	SanDisk Corp.^ 0.500%, 10/15/20	25,986,350
12,974,000	ServiceNow, Inc. 0.000%, 11/01/18	16,052,211
15,450,000	Twitter, Inc.* 0.250%, 09/15/19	13,597,159
14,700,000	Yahoo!, Inc. 0.000%, 12/01/18	15,038,541

		198,310,678

	Materials (0.8%)
7,700,000	Cemex, SAB de CV 3.720%, 03/15/20	7,940,587
12,721,000	RTI International Metals, Inc. 1.625%, 10/15/19	13,497,108

		21,437,695

	TOTAL CONVERTIBLE BONDS (Cost $487,088,567)	561,348,294

CORPORATE BONDS (6.4%)
	Consumer Discretionary (3.8%)
5,153,000	Dana Holding Corp. 5.500%, 12/15/24	5,107,911
	DISH DBS Corp.
12,500,000	5.875%, 07/15/22	12,453,125
10,030,000	5.125%, 05/01/20	10,149,106
23,500,000	Expedia, Inc. 5.950%, 08/15/20	26,176,650
6,500,000	FCA US, LLC 8.250%, 06/15/21	7,044,375
9,900,000	Home Depot, Inc. 2.700%, 04/01/23	9,772,439
1,020,000	Icahn Enterprises, LP 4.875%, 03/15/19	1,051,875
23,000,000	L Brands, Inc. 5.625%, 02/15/22	24,653,125
2,429,000	Lowe’s Companies, Inc. 3.875%, 09/15/23	2,582,683
3,040,000	PVH Corp. 4.500%, 12/15/22	3,064,700

		102,055,989

	Consumer Staples (0.4%)
9,865,000	Wal-Mart Stores, Inc. 3.300%, 04/22/24	10,078,824

	Financials (0.6%)
4,950,000	Berkshire Hathaway, Inc. 3.000%, 02/11/23	4,986,086
12,000,000	Neuberger Berman Group, LLC* 5.875%, 03/15/22	12,801,960

		17,788,046

	Health Care (0.1%)
3,000,000	Universal Health Services, Inc.* 4.750%, 08/01/22	3,078,750

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Industrials (0.1%)
2,983,000	Actuant Corp. 5.625%, 06/15/22	$2,984,864

	Information Technology (1.1%)
2,230,000	ACI Worldwide, Inc.* 6.375%, 08/15/20	2,362,406
4,935,000	Apple, Inc. 3.450%, 05/06/24	5,058,795
11,415,000	Brocade Communications Systems, Inc. 4.625%, 01/15/23	11,172,431
9,865,000	Google, Inc. 3.375%, 02/25/24	10,134,808

		28,728,440

	Materials (0.3%)
7,135,000	Alcoa, Inc. 5.125%, 10/01/24	7,175,134

	TOTAL CORPORATE BONDS (Cost $169,150,955)	171,890,047

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (10.4%)
	Consumer Staples (0.4%)
176,350	Tyson Foods, Inc. 4.750%	9,514,083

	Energy (0.7%)
35,950	Chesapeake Energy Corp. 5.750%	18,637,944

	Financials (2.5%)
462,500	Affiliated Managers Group, Inc. 5.150%	27,750,000
161,930	American Tower Corp. 5.250%	16,767,851
220,000	Crown Castle International Corp. 4.500%	22,750,200

		67,268,051

	Health Care (3.1%)
29,200	Allergan PLC 5.500%	32,474,196
1,030,530	Anthem, Inc. 5.250%	52,824,968

		85,299,164

	Industrials (1.1%)
135,000	Stanley Black & Decker, Inc.^ 6.250%	16,116,300
263,300	United Technologies Corp. 7.500%	13,549,418

		29,665,718

	Telecommunication Services (0.6%)
236,200	T-Mobile USA, Inc. 5.500%	16,817,440

	Utilities (2.0%)
301,775	Dominion Resources, Inc. 6.375%	15,233,602
320,000	Exelon Corp. 6.500%	14,956,800

NUMBER OF SHARES		VALUE

380,000	NextEra Energy, Inc. 5.889%	$25,201,600

		55,392,002

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $271,665,474)	282,594,402

COMMON STOCKS (58.7%)
	Consumer Discretionary (6.4%)
47,500	Amazon.com, Inc.#	25,467,125
480,000	Home Depot, Inc.	56,174,400
268,000	Nike, Inc. - Class B	30,878,960
508,000	Starbucks Corp.	29,428,440
275,000	Walt Disney Company	33,000,000

		174,948,925

	Consumer Staples (7.1%)
825,000	Coca-Cola Company	33,891,000
215,000	Costco Wholesale Corp.	31,239,500
560,000	Mondelez International, Inc. - Class A	25,272,800
215,000	PepsiCo, Inc.	20,715,250
200,000	Philip Morris International, Inc.	17,106,000
321,000	Procter & Gamble Company	24,620,700
415,000	Walgreens Boots Alliance, Inc.	40,101,450

		192,946,700

	Energy (4.1%)
200,000	Anadarko Petroleum Corp.	14,870,000
130,600	Chevron Corp.	11,555,488
140,000	EOG Resources, Inc.	10,806,600
409,000	Exxon Mobil Corp.	32,396,890
400,000	Occidental Petroleum Corp.	28,080,000
179,000	Schlumberger, Ltd.	14,824,780

		112,533,758

	Financials (12.9%)
520,000	American International Group, Inc.	33,342,400
350,000	Arthur J. Gallagher & Company	16,600,500
420,000	Blackstone Group, LP	16,485,000
945,000	Citigroup, Inc.	55,244,700
1,140,000	JPMorgan Chase & Company	78,124,200
400,890	MetLife, Inc.	22,345,609
412,350	State Street Corp.	31,569,516
300,000	T. Rowe Price Group, Inc.	23,139,000
1,250,000	Wells Fargo & Company	72,337,500

		349,188,425

	Health Care (7.4%)
33,200	Biogen, Inc.#	10,583,496
215,000	Celgene Corp.#	28,218,750
388,675	Johnson & Johnson	38,949,122
611,300	Merck & Company, Inc.	36,042,248
870,000	Pfizer, Inc.	31,372,200
281,000	Stryker Corp.	28,737,870
249,000	Zimmer Biomet Holdings, Inc.	25,913,430

		199,817,116

	Industrials (7.4%)
196,000	Boeing Company	28,257,320
400,000	CSX Corp.	12,512,000
416,000	Delta Air Lines, Inc.	18,445,440
450,000	Eaton Corp., PLC	27,261,000

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

NUMBER OF SHARES		VALUE

1,100,000	General Electric Company	$28,710,000
136,000	Honeywell International, Inc.	14,286,800
72,800	Lockheed Martin Corp.	15,076,880
100,000	Northrop Grumman Corp.	17,301,000
136,750	Union Pacific Corp.	13,345,432
240,000	United Parcel Service, Inc. - Class B	24,566,400

		199,762,272

	Information Technology (13.4%)
300,000	Accenture, PLC - Class A	30,933,000
1,045,400	Apple, Inc.	126,807,020
600,000	Applied Materials, Inc.	10,416,000
392,000	Broadcom Corp. - Class A	19,839,120
205,800	Facebook, Inc. - Class A#	19,347,258
67,500	Google, Inc. - Class A#	44,381,250
349,500	MasterCard, Inc. - Class A	34,041,300
1,315,000	Microsoft Corp.	61,410,500
375,000	Oracle Corp.	14,977,500

		362,152,948

	TOTAL COMMON STOCKS (Cost $1,247,927,300)	1,591,350,144

SHORT TERM INVESTMENT (3.7%)
100,942,479	Fidelity Prime Money Market Fund - Institutional Class (Cost $100,942,479)	100,942,479

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (2.2%)
	Federal Home Loan Bank Discount Notes
11,702,726	0.000%, 09/10/15	11,702,726
9,001,641	0.000%, 08/17/15	9,001,641
9,001,544	0.000%, 08/11/15	9,001,544
6,301,401	0.000%, 09/14/15	6,301,401
10,385,359	Fidelity Prime Money Market Fund - Institutional Class	10,385,359

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

5,041,404	Goldman Sachs Financial Square Fund	$5,041,404
9,002,507	Morgan Stanley Institutional Liquidity Fund	9,002,507

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $60,436,582)	60,436,582

TOTAL INVESTMENTS (102.1%) (Cost $2,337,211,357)		2,768,561,948

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-2.2%)		(60,436,582)

OTHER ASSETS, LESS LIABILITIES (0.1%)		3,885,483

NET ASSETS (100.0%)		$2,712,010,849

FORWARD FOREIGN CURRENCY CONTRACT
COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Northern Trust Company	Mexican Peso	10/29/15	59,368,000	$3,660,308	$56,994

NOTES TO SCHEDULE OF INVESTMENTS

^	Security, or portion of security, is on loan.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2015.
#	Non-income producing security.

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (38.8%)
		Consumer Discretionary (5.3%)
220,000,000	JPY	HIS Company, Ltd. 0.000%, 08/30/19	$2,079,940
1,250,000		Liberty Interactive, LLC (Time Warner Cable, Inc., Time Warner, Inc.)§ 0.750%, 03/30/43	2,080,544
2,700,000		NHK Spring Company, Ltd. 0.000%, 09/20/19	2,928,347
8,300,000		Priceline Group, Inc.^ 0.350%, 06/15/20	9,691,371
510,000,000	JPY	Sony Corp. 0.000%, 09/30/22	4,404,329

			21,184,531

		Energy (0.7%)
2,970,000		SEACOR Holdings, Inc. 2.500%, 12/15/27	2,894,829

		Financials (6.8%)
		Ares Capital Corp.
3,975,000		5.750%, 02/01/16	4,042,515
2,912,000		4.750%, 01/15/18	2,991,600
5,500,000		AYC Finance, Ltd. 0.500%, 05/02/19	5,953,612
7,200,000	EUR	Azimut Holding, S.p.A. 2.125%, 11/25/20	9,387,580
3,650,000	EUR	Industrivarden, AB 1.875%, 02/27/17	4,543,088

			26,918,395

		Health Care (3.4%)
2,700,000		Cepheid^ 1.250%, 02/01/21	2,983,824
6,915,000		Illumina, Inc.^ 0.000%, 06/15/19	8,069,252
2,030,000		Medidata Solutions, Inc.^ 1.000%, 08/01/18	2,415,974

			13,469,050

		Industrials (5.5%)
4,500,000	GBP	Carillion Finance Jersey, Ltd. 2.500%, 12/19/19	7,550,903
3,000,000		Haitian International Holdings, Ltd. 2.000%, 02/13/19	3,084,385
330,000,000	JPY	Japan Airport Terminal Company, Ltd. 0.000%, 03/04/22	3,058,470
3,350,000		Larsen & Toubro, Ltd. 0.675%, 10/22/19	3,624,865
4,100,000		MISUMI Group, Inc. 0.000%, 10/22/18	4,597,703

			21,916,326

		Information Technology (14.0%)
5,600,000		Advanced Semiconductor Engineering, Inc. 0.000%, 03/27/18	5,524,227
1,300,000		Epistar Corp. 0.000%, 08/07/18	1,261,891
		FireEye, Inc.*
1,325,000		1.625%, 06/01/35	1,376,748

PRINCIPAL AMOUNT			VALUE

1,229,000		1.000%, 06/01/35	$1,278,246
3,225,000		InvenSense, Inc.^ 1.750%, 11/01/18	3,136,957
10,260,000		LinkedIn Corp.* 0.500%, 11/01/19	10,336,591
2,103,000		NVIDIA Corp. 1.000%, 12/01/18	2,415,075
1,675,000		NXP Semiconductors, NV* 1.000%, 12/01/19	1,965,127
		ON Semiconductor Corp.
2,050,000		1.000%, 12/01/20*	1,978,947
1,500,000		2.625%, 12/15/26	1,763,925
2,700,000	EUR	Rocket Internet, SE 3.000%, 07/22/22	3,007,176
804,000		Rovi Corp.* 0.500%, 03/01/20	667,907
3,800,000		Salesforce.com, Inc. 0.250%, 04/01/18	4,786,195
2,020,000		SanDisk Corp.^ 0.500%, 10/15/20	2,018,939
1,332,000		ServiceNow, Inc. 0.000%, 11/01/18	1,648,030
2,200,000		Twitter, Inc.* 0.250%, 09/15/19	1,936,165
1,730,000		Workday, Inc.^ 0.750%, 07/15/18	2,066,364
4,970,000		Yahoo!, Inc. 0.000%, 12/01/18	5,084,459
330,000,000	JPY	Yaskawa Electric Corp. 0.000%, 03/16/17	3,531,039

			55,784,008

		Materials (2.1%)
3,500,000	EUR	Buzzi Unicem, S.p.A. 1.375%, 07/17/19	4,779,873
3,518,000		Cemex, SAB de CV 3.720%, 03/15/20	3,627,920

			8,407,793

		Telecommunication Services (1.0%)
3,500,000	EUR	America Movil SAB de CV 0.000%, 05/28/20	4,056,049

		TOTAL CONVERTIBLE BONDS (Cost $157,249,152)	154,630,981

SYNTHETIC CONVERTIBLE SECURITIES (3.9%)¤
CORPORATE BONDS (3.9%)
		Consumer Discretionary (2.1%)
3,525,000		FCA US, LLC 8.250%, 06/15/21	3,820,219
4,400,000		L Brands, Inc. 5.625%, 02/15/22	4,716,250

			8,536,469

		Energy (0.4%)
1,618,000		Cimarex Energy Company 4.375%, 06/01/24	1,577,615

		Industrials (1.4%)
		Icahn Enterprises, LP
2,725,000		4.875%, 03/15/19	2,810,156

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

2,460,000		5.875%, 02/01/22	$2,552,250

			5,362,406

		TOTAL CORPORATE BONDS	15,476,490

NUMBER OF CONTRACTS			VALUE
Purchased Options (0.0%) #
		Consumer Discretionary (0.0%)
475	EUR	Daimler, AG Call, 12/18/15, Strike 86.00	147,111

		TOTAL PURCHASED OPTIONS	147,111

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $15,538,349)	15,623,601

NUMBER OF SHARES			VALUE
CONVERTIBLE PREFERRED STOCKS (5.4%)
		Energy (0.9%)
6,488		Chesapeake Energy Corp. 5.750%	3,423,718

		Financials (0.7%)
28,600		American Tower Corp. 5.250%	2,961,530

		Health Care (1.7%)
3,250		Allergan PLC 5.500%	3,614,422
62,800		Anthem, Inc. 5.250%	3,219,128

			6,833,550

		Industrials (0.7%)
51,325		United Technologies Corp. 7.500%	2,641,184

		Utilities (1.4%)
97,500		NextEra Energy, Inc. 5.799%	5,653,050

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $24,351,948)	21,513,032

COMMON STOCKS (49.8%)
		Consumer Discretionary (8.5%)
37,500		Comcast Corp. - Class A	2,340,375
28,000		Home Depot, Inc.	3,276,840
60,350	ZAR	Naspers, Ltd. - Class N	8,410,577
53,625	DKK	Pandora, A/S	6,038,379
37,000		Starbucks Corp.	2,143,410
45,200	JPY	Toyota Motor Corp.	3,009,858
73,000		Twenty-First Century Fox, Inc.	2,517,770
28,000		Walt Disney Company	3,360,000
125,000	GBP	WPP, PLC	2,871,977

			33,969,186

NUMBER OF SHARES			VALUE

		Consumer Staples (5.8%)
38,500	EUR	Anheuser-Busch InBev, NV	$4,600,048
43,000	GBP	British American Tobacco, PLC	2,553,171
53,600		Coca-Cola Company	2,201,888
206,600	GBP	Diageo, PLC	5,791,568
69,000	CHF	Nestlé, SA	5,219,855
22,000	EUR	Pernod Ricard, SA	2,631,582

			22,998,112

		Energy (2.9%)
26,000		Anadarko Petroleum Corp.	1,933,100
34,597		EOG Resources, Inc.	2,670,543
38,450		Schlumberger, Ltd.	3,184,429
38,000	EUR	TOTAL, SA	1,875,032
82,000	CAD	Tourmaline Oil Corp.#	2,027,664

			11,690,768

		Financials (7.6%)
556,000	HKD	AIA Group, Ltd.	3,616,524
49,000		Arthur J. Gallagher & Company	2,324,070
105,700		Citigroup, Inc.	6,179,222
497,000	JPY	Daiwa Securities Group, Inc.	3,861,907
101,810	EUR	Deutsche Annington Immobilien, SE	3,176,463
75,000	JPY	Mitsui Fudosan Company, Ltd.	2,133,403
30,000		State Street Corp.	2,296,800
44,600	JPY	Sumitomo Mitsui Financial Group, Inc.	2,011,194
81,000		Wells Fargo & Company	4,687,470

			30,287,053

		Health Care (8.6%)
5,200		Biogen, Inc.#	1,657,656
66,500	JPY	Chugai Pharmaceutical Co., Ltd.	2,418,947
16,600		Gilead Sciences, Inc.	1,956,476
51,700		Johnson & Johnson	5,180,857
51,500		Merck & Company, Inc.	3,036,440
43,500	CHF	Novartis, AG	4,513,743
28,000	DKK	Novo Nordisk, A/S - Class B	1,652,462
38,000	EUR	Sanofi	4,096,062
54,600	GBP	Shire, PLC	4,853,733
29,000		Stryker Corp.	2,965,830
19,500		Zimmer Biomet Holdings, Inc.	2,029,365

			34,361,571

		Industrials (2.6%)
217,512	HKD	CK Hutchison Holdings, Ltd.	3,228,636
28,000	JPY	FANUC Corp.	4,670,020
23,500		United Parcel Service, Inc. - Class B	2,405,460

			10,304,116

		Information Technology (13.2%)
32,900		Accenture, PLC - Class A	3,392,319
69,300		Apple, Inc.	8,406,090
19,800		Baidu, Inc.#	3,418,668
26,100		Facebook, Inc. - Class A#	2,453,661
29,200		Google, Inc. - Class A#	19,199,000
24,000		MasterCard, Inc. - Class A	2,337,600
72,000		Microsoft Corp.	3,362,400
1,607	KRW	Samsung Electronics Co., Ltd.	1,630,393
1,203,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	5,257,124

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

NUMBER OF SHARES			VALUE

153,200	HKD	Tencent Holdings, Ltd.	$2,854,214

			52,311,469

		Telecommunication Services (0.6%)
40,000	JPY	SoftBank Group Corp.	2,210,966

		TOTAL COMMON STOCKS (Cost $175,265,293)	198,133,241

SHORT TERM INVESTMENT (1.8%)
7,228,685		Fidelity Prime Money Market Fund - Institutional Class (Cost $7,228,685)	7,228,685

NUMBER OF SHARES/ PRINCIPAL AMOUNT			VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (3.6%)
		Federal Home Loan Bank Discount Notes
2,760,079		0.000%, 09/10/15	2,760,079
2,123,030		0.000%, 08/17/15	2,123,030
2,123,007		0.000%, 08/11/15	2,123,007
1,486,180		0.000%, 09/14/15	1,486,180
2,449,379		Fidelity Prime Money Market Fund - Institutional Class	2,449,379
1,189,011		Goldman Sachs Financial Square Fund	1,189,011
2,123,234		Morgan Stanley Institutional Liquidity Fund	2,123,234

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $14,253,920)	14,253,920

TOTAL INVESTMENTS (103.3%) (Cost $393,887,347)			411,383,460

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-3.6%)			(14,253,920)

OTHER ASSETS, LESS LIABILITIES (0.3%)			1,081,099

NET ASSETS (100.0%)			$398,210,639

FORWARD FOREIGN CURRENCY CONTRACT
COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Northern Trust Company	European Monetary Unit	08/28/15	4,360,000	$4,789,784	$(25,664)

NOTES TO SCHEDULE OF INVESTMENTS

§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
^	Security, or portion of security, is on loan.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
TWD	New Taiwan Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

CURRENCY EXPOSURE JULY 31, 2015

	Value	% of Total Investments
US Dollar	$267,622,400	65.0%
European Monetary Unit	42,300,064	10.3%
Japanese Yen	33,390,073	8.1%
British Pound Sterling	23,621,352	5.7%
Swiss Franc	9,733,598	2.4%
Hong Kong Dollar	9,699,374	2.4%
South African Rand	8,410,577	2.0%
Danish Krone	7,690,841	1.9%
New Taiwan Dollar	5,257,124	1.3%
Canadian Dollar	2,027,664	0.5%
South Korean Won	1,630,393	0.4%

Total Investments	$411,383,460	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (66.0%)
		Consumer Discretionary (11.5%)
7,000,000		Jarden Corp.^ 1.125%, 03/15/34	$8,668,205
6,100,000		Lennar Corp.* 3.250%, 11/15/21	13,826,718
12,000,000		Liberty Interactive, LLC (Time Warner Cable, Inc., Time Warner, Inc.)§ 0.750%, 03/30/43	19,973,220
13,600,000		Liberty Media Corp.^ 1.375%, 10/15/23	13,202,404
27,300,000		Priceline Group, Inc.^ 0.350%, 06/15/20	31,876,435
12,500,000		Standard Pacific Corp. 1.250%, 08/01/32	15,359,250
		Tesla Motors, Inc.
20,200,000		1.250%, 03/01/21	19,758,832
6,700,000		0.250%, 03/01/19	6,599,567
9,000,000	EUR	Volkswagen International Finance, NV* 5.500%, 11/09/15	10,693,625

			139,958,256

		Energy (2.3%)
12,300,000		SEACOR Holdings, Inc. 2.500%, 12/15/27	11,988,687
18,600,000		Whiting Petroleum Corp.* 1.250%, 04/01/20	16,217,154

			28,205,841

		Financials (5.5%)
		Ares Capital Corp.~
23,000,000		4.750%, 01/15/18	23,628,705
3,200,000		4.375%, 01/15/19	3,306,016
4,200,000	EUR	Azimut Holding, S.p.A. 2.125%, 11/25/20	5,476,089
5,500,000		MGIC Investment Corp. 5.000%, 05/01/17	6,189,287
13,450,000		Spirit Realty Capital, Inc. 2.875%, 05/15/19	12,874,004
10,700,000		Starwood Property Trust, Inc. 4.550%, 03/01/18	11,210,818
5,000,000		Starwood Waypoint Residential Trust 3.000%, 07/01/19	4,695,175

			67,380,094

		Health Care (16.8%)
10,800,000		Acorda Therapeutics, Inc. 1.750%, 06/15/21	11,165,202
2,650,000		Anacor Pharmaceuticals, Inc.* 2.000%, 10/15/21	12,765,408
4,900,000		BioMarin Pharmaceutical, Inc. 0.750%, 10/15/18	8,050,969
6,300,000		Cepheid^ 1.250%, 02/01/21	6,962,256
5,700,000		Depomed, Inc. 2.500%, 09/01/21	9,981,982
6,400,000		Emergent Biosolutions, Inc. 2.875%, 01/15/21	7,919,968
2,900,000		Gilead Sciences, Inc.~ 1.625%, 05/01/16	15,040,835

PRINCIPAL AMOUNT		VALUE

5,900,000	HealthSouth Corp. 2.000%, 12/01/43	$7,438,602
9,400,000	Hologic, Inc.‡ 2.000%, 03/01/42	13,262,695
5,430,000	Horizon Pharma Investment, Ltd.* 2.500%, 03/15/22	7,837,581
6,250,000	Illumina, Inc. 0.250%, 03/15/16	16,423,719
6,280,000	Impax Laboratories, Inc.* 2.000%, 06/15/22	6,485,356
3,700,000	Incyte Corp. 0.375%, 11/15/18	7,594,343
12,900,000	Integra LifeSciences Holdings Corp. 1.625%, 12/15/16	16,225,942
6,600,000	Isis Pharmaceuticals, Inc.* 1.000%, 11/15/21	7,039,032
8,400,000	Jazz Pharmaceuticals, PLC^* 1.875%, 08/15/21	10,250,394
9,733,000	Medidata Solutions, Inc. 1.000%, 08/01/18	11,583,584
	Molina Healthcare, Inc.
7,100,000	1.625%, 08/15/44	9,885,614
5,557,000	1.625%, 08/15/44*	7,726,147
5,100,000	NuVasive, Inc. 2.750%, 07/01/17	7,159,610
5,000,000	XenoPort, Inc.* 2.500%, 02/01/22	4,879,100

		205,678,339

	Industrials (1.1%)
6,300,000	Echo Global Logistics, Inc. 2.500%, 05/01/20	6,747,457
5,135,000	Greenbrier Companies, Inc. 3.500%, 04/01/18	6,432,435

		13,179,892

	Information Technology (28.3%)
5,100,000	CalAmp Corp.* 1.625%, 05/15/20	4,743,587
	FireEye, Inc.*
8,043,000	1.625%, 06/01/35	8,357,119
7,463,000	1.000%, 06/01/35	7,762,042
8,100,000	Intel Corp.~ 3.250%, 08/01/39	11,747,228
18,500,000	Lam Research Corp.~ 0.500%, 05/15/16	23,512,853
13,700,000	LinkedIn Corp.*~ 0.500%, 11/01/19	13,802,271
	Micron Technology, Inc.
16,850,000	3.000%, 11/15/43	15,674,544
3,500,000	1.625%, 02/15/33	6,166,913
27,500,000	NVIDIA Corp. 1.000%, 12/01/18	31,580,862
6,800,000	NXP Semiconductors, NV* 1.000%, 12/01/19	7,977,828
	ON Semiconductor Corp.
6,400,000	1.000%, 12/01/20*	6,178,176
4,900,000	2.625%, 12/15/26	5,762,155
5,150,000	Palo Alto Networks, Inc. 0.000%, 07/01/19	8,926,469
6,285,000	Proofpoint, Inc.^* 0.750%, 06/15/20	6,939,991
5,600,000	Red Hat, Inc.^* 0.250%, 10/01/19	7,035,672

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

4,832,000	Rovi Corp.^* 0.500%, 03/01/20	$4,014,087
30,000,000	Salesforce.com, Inc. 0.250%, 04/01/18	37,785,750
17,000,000	SanDisk Corp. 0.500%, 10/15/20	16,991,075
8,050,000	ServiceNow, Inc. 0.000%, 11/01/18	9,959,943
	SunEdison, Inc.*
14,500,000	0.250%, 01/15/20	15,002,135
6,300,000	2.625%, 06/01/23	5,708,997
8,300,000	SunPower Corp. 0.750%, 06/01/18	10,312,999
16,385,000	Synchronoss Technologies, Inc. 0.750%, 08/15/19	18,958,510
4,600,000	Take-Two Interactive Software, Inc. 1.750%, 12/01/16	7,696,973
	Twitter, Inc.*
13,300,000	1.000%, 09/15/21	11,511,948
5,830,000	0.250%, 09/15/19	5,130,837
8,600,000	Verint Systems, Inc.^ 1.500%, 06/01/21	9,561,781
10,800,000	Workday, Inc. 0.750%, 07/15/18	12,899,844
14,700,000	Yahoo!, Inc. 0.000%, 12/01/18	15,038,541

		346,741,130

	Utilities (0.5%)
6,300,000	NRG Yield, Inc.* 3.250%, 06/01/20	6,016,626

	TOTAL CONVERTIBLE BONDS (Cost $759,639,768)	807,160,178

SYNTHETIC CONVERTIBLE SECURITIES (2.7%)¤
CORPORATE BONDS (2.4%)
	Consumer Discretionary (1.5%)
	DISH DBS Corp.
3,170,000	5.125%, 05/01/20~	3,207,644
2,830,000	5.875%, 07/15/22	2,819,387
7,000,000	GameStop Corp.* 5.500%, 10/01/19	7,297,500
5,534,000	Outerwall, Inc. 6.000%, 03/15/19	5,599,716

		18,924,247

	Energy (0.3%)
1,916,000	Cimarex Energy Company~ 4.375%, 06/01/24	1,868,177
2,289,000	Rice Energy, Inc.^ 6.250%, 05/01/22	2,154,521

		4,022,698

	Telecommunication Services (0.6%)
7,200,000	SBA Communications Corp. 4.875%, 07/15/22	7,110,000

	TOTAL CORPORATE BONDS	30,056,945

NUMBER OF CONTRACTS		VALUE

PURCHASED OPTIONS (0.3%)#
	Health Care (0.0%)
450	Biogen, Inc. Call, 10/16/15, Strike $425.00	$28,125
3,350	Mylan, NV Call, 10/16/15, Strike $70.00	92,125

		120,250

	Information Technology (0.3%)
2,590	Electronic Arts, Inc. Call, 01/15/16, Strike $65.00	2,512,300
9,000	Microchip Technology, Inc. Call, 01/15/16, Strike $55.00	270,000
5,000	Xilinx, Inc. Call, 01/15/16, Strike $45.00	627,500

		3,409,800

	TOTAL PURCHASED OPTIONS	3,530,050

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $37,692,950)	33,586,995

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (28.8%)
	Consumer Discretionary (1.5%)
135,500	Fiat Chrysler Automobiles, NV 7.875%	18,469,599

	Consumer Staples (1.7%)
387,000	Tyson Foods, Inc. 4.750%	20,878,650

	Energy (1.9%)
25,800	Chesapeake Energy Corp. 5.750%	13,321,220
231,000	Southwestern Energy Company 6.250%	9,933,000

		23,254,220

	Financials (9.3%)
320,000	Affiliated Managers Group, Inc. 5.150%	19,200,000
131,000	American Tower Corp. 5.250%	13,565,050
22,100	Bank of America Corp. 7.250%	24,581,830
105,500	Crown Castle International Corp. 4.500%	10,909,755
135,000	Health Care REIT, Inc. 6.500%	8,410,500
26,200	Wells Fargo & Company 7.500%	31,233,282
111,500	Weyerhaeuser Company 6.375%	5,728,870

		113,629,287

	Health Care (7.6%)
39,425	Allergan PLC 5.500%	43,845,725

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

NUMBER OF SHARES		VALUE

75,900	Amsurg Corp. 5.250%	$10,455,984
758,725	Anthem, Inc. 5.250%	38,892,244

		93,193,953

	Industrials (2.2%)
61,500	Genesee & Wyoming, Inc. 5.000%	6,120,787
145,000	Stanley Black & Decker, Inc. 4.750%	20,932,200

		27,052,987

	Materials (0.4%)
138,150	Alcoa, Inc.^ 5.375%	4,984,452

	Telecommunication Services (1.4%)
96,104	Frontier Communications Corp. 11.125%	9,394,166
113,500	T-Mobile USA, Inc. 5.500%	8,081,200

		17,475,366

	Utilities (2.8%)
140,600	Dominion Resources, Inc. 6.375%	7,097,488
263,000	Exelon Corp. 6.500%	12,292,620
250,000	NextEra Energy, Inc. 5.799%	14,495,000

		33,885,108

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $356,617,434)	352,823,622

NUMBER OF CONTRACTS		VALUE
PURCHASED OPTION (0.0%)#
	Information Technology (0.0%)
460	Palo Alto Networks, Inc. Put, 09/18/15, Strike $170.00 (Cost $331,481)	197,800

NUMBER OF SHARES		VALUE
SHORT TERM INVESTMENT (2.9%)
35,162,574	Fidelity Prime Money Market Fund - Institutional Class (Cost $35,162,574)	35,162,574

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (4.3%)
	Federal Home Loan Bank Discount Notes
10,218,088	0.000%, 09/10/15	10,218,088
7,859,669	0.000%, 08/17/15	7,859,669

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

7,859,585	0.000%, 08/11/15	$7,859,585
5,501,989	0.000%, 09/14/15	5,501,989
9,067,845	Fidelity Prime Money Market Fund - Institutional Class	9,067,845
4,401,838	Goldman Sachs Financial Square Fund	4,401,838
7,860,426	Morgan Stanley Institutional Liquidity Fund	7,860,426

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $52,769,440)	52,769,440

TOTAL INVESTMENTS (104.7%) (Cost $1,242,213,647)		1,281,700,609

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-4.3%)		(52,769,440)

LIABILITIES, LESS OTHER ASSETS (-0.4%)		(5,224,090)

NET ASSETS (100.0%)		$1,223,707,079

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY	SHORT CONTRACTS	SETTLE- MENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Brown Brothers Harriman & Company	European Monetary Unit	10/29/15	14,872,000	$16,353,527	$(190,162)

NOTES TO SCHEDULE OF INVESTMENTS
^	Security, or portion of security, is on loan.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
~	Security, or portion of security, is segregated as collateral for written options. The aggregate value of such securities is $5,860,534.
‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2015.
¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATION
EUR	European Monetary Unit

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (71.5%)
		Consumer Discretionary (10.8%)
205,500	EUR	Groupe Artémis 3.250%, 01/01/16	$405,387
315,000		Liberty Media Corp. 1.375%, 10/15/23	305,791
500,000		NHK Spring Company, Ltd. 0.000%, 09/20/19	542,287
		Priceline Group, Inc.
555,000		0.900%, 09/15/21*	540,259
210,000		1.000%, 03/15/18	294,032
42,000,000	JPY	Sony Corp. 0.000%, 09/30/22	362,709
50,000	EUR	Steinhoff Finance Holding, GmbH 4.500%, 03/31/18	93,517
		Tesla Motors, Inc.
350,000		1.250%, 03/01/21	342,356
240,000		0.250%, 03/01/19	236,402
500,000	EUR	Volkswagen International Finance, NV* 5.500%, 11/09/15	594,090

			3,716,830

		Energy (1.4%)
96,000	EUR	Technip, SA 0.500%, 01/01/16	87,805
455,000		Whiting Petroleum Corp.* 1.250%, 04/01/20	396,710

			484,515

		Financials (12.8%)
		Ares Capital Corp.
165,000		4.375%, 01/15/19	170,466
145,000		4.750%, 01/15/18	148,964
75,000		5.750%, 02/01/16	76,274
400,000		AYC Finance, Ltd. 0.500%, 05/02/19	432,990
500,000	EUR	Azimut Holding, S.p.A. 2.125%, 11/25/20	651,915
687,500	EUR	Credit Agricole, SA 0.000%, 12/06/16	565,259
600,000	EUR	Cromwell SPV Finance Pty, Ltd. 2.000%, 02/04/20	670,576
400,000	EUR	LEG Immobilien, AG 0.500%, 07/01/21	596,045
20,000		PRA Group, Inc. 3.000%, 08/01/20	23,009
470,000		Prospect Capital Corp.~ 5.375%, 10/15/17	474,677
175,000		Starwood Property Trust, Inc. 4.550%, 03/01/18	183,355
400,000		Yamaguchi Financial Group, Inc.‡ 0.000%, 03/26/20	443,806

			4,437,336

		Health Care (8.8%)
100,000		Acorda Therapeutics, Inc. 1.750%, 06/15/21	103,381
		BioMarin Pharmaceutical, Inc.
40,000		1.500%, 10/15/20	67,474
40,000		0.750%, 10/15/18	65,722
130,000		Cepheid 1.250%, 02/01/21	143,666

PRINCIPAL AMOUNT			VALUE

151,000		Emergent Biosolutions, Inc. 2.875%, 01/15/21	$186,862
240,000		Hologic, Inc.‡ 2.000%, 12/15/37	438,232
		Illumina, Inc.
100,000		0.000%, 06/15/19	116,692
95,000		0.500%, 06/15/21^	116,779
95,000		Integra LifeSciences Holdings Corp. 1.625%, 12/15/16	119,493
500,000	EUR	Magyar Nemzeti Vagyonkezelo Zrt 3.375%, 04/02/19	597,537
535,000		Molina Healthcare, Inc.* 1.625%, 08/15/44	743,835
240,000		NuVasive, Inc. 2.750%, 07/01/17	336,923

			3,036,596

		Industrials (6.5%)
400,000	GBP	Carillion Finance Jersey, Ltd. 2.500%, 12/19/19	671,191
115,000		Greenbrier Companies, Inc. 3.500%, 04/01/18	144,057
500,000		Haitian International Holdings, Ltd. 2.000%, 02/13/19	514,064
30,000,000	JPY	Japan Airport Terminal Company, Ltd. 0.000%, 03/06/20	272,096
400,000		MISUMI Group, Inc. 0.000%, 10/22/18	448,556
5,000,000	JPY	Nidec Corp. 0.000%, 09/18/15	84,303
95,000		Trinity Industries, Inc.~ 3.875%, 06/01/36	127,515

			2,261,782

		Information Technology (26.3%)
400,000		Advanced Semiconductor Engineering, Inc. 0.000%, 03/27/18	394,588
10,000,000	JPY	Alps Electric Company, Ltd. 0.000%, 03/25/19	174,665
310,000		Citrix Systems, Inc. 0.500%, 04/15/19	333,493
10,000		Cornerstone OnDemand, Inc. 1.500%, 07/01/18	10,193
100,000		Epistar Corp. 0.000%, 08/07/18	97,069
128,000		Euronet Worldwide, Inc.* 1.500%, 10/01/44	149,923
260,000		Finisar Corp. 0.500%, 12/15/33	248,360
		FireEye, Inc.*
235,000		1.625%, 06/01/35	244,178
203,000		1.000%, 06/01/35	211,134
340,000		LinkedIn Corp.*~ 0.500%, 11/01/19	342,538
25,000		Mentor Graphics Corp. 4.000%, 04/01/31	33,315
495,000		Microchip Technology, Inc.* 1.625%, 02/15/25	466,409
365,000		Micron Technology, Inc. 3.000%, 11/15/43	339,538

See accompanying Notes to Schedule of Investments

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

610,000		NVIDIA Corp.~ 1.000%, 12/01/18	$700,521
400,000		NXP Semiconductors, NV* 1.000%, 12/01/19	469,284
130,000		ON Semiconductor Corp.* 1.000%, 12/01/20	125,494
200,000		Qihoo 360 Technology Company, Ltd.* 1.750%, 08/15/21	176,746
260,000		Red Hat, Inc.*~ 0.250%, 10/01/19	326,656
400,000	EUR	Rocket Internet, SE 3.000%, 07/22/22	445,508
130,000		Rovi Corp.*^ 0.500%, 03/01/20	107,995
580,000		Salesforce.com, Inc. 0.250%, 04/01/18	730,525
		SanDisk Corp.
445,000		0.500%, 10/15/20~	444,766
70,000		1.500%, 08/15/17	92,576
85,000		ServiceNow, Inc. 0.000%, 11/01/18	105,167
500,000		Siliconware Precision Industries Company, Ltd. 0.000%, 10/31/19	510,704
		SunEdison, Inc.*
365,000		2.625%, 06/01/23	330,759
120,000		0.250%, 01/15/20	124,156
120,000		Synchronoss Technologies, Inc. 0.750%, 08/15/19	138,848
205,000		Take-Two Interactive Software, Inc. 1.000%, 07/01/18	314,732
		Twitter, Inc.*~
150,000		1.000%, 09/15/21	129,834
150,000		0.250%, 09/15/19	132,011
170,000		Workday, Inc. 0.750%, 07/15/18	203,053
380,000		Yahoo!, Inc. 0.000%, 12/01/18	388,751
5,000,000	JPY	Yaskawa Electric Corp. 0.000%, 03/16/17	53,501

			9,096,990

		Materials (0.8%)
270,000		Cemex, SAB de CV 3.720%, 03/15/20	278,436

		Telecommunication Services (2.8%)
400,000	EUR	America Movil SAB de CV 0.000%, 05/28/20	463,548
500,000		Billion Express Investments, Ltd. 0.750%, 10/18/15	499,618

			963,166

		Utilities (1.3%)
250,000		ENN Energy Holdings, Ltd. 0.000%, 02/26/18	297,165
160,000		NRG Yield, Inc.* 3.250%, 06/01/20	152,803

			449,968

		TOTAL CONVERTIBLE BONDS (Cost $25,206,222)	24,725,619

PRINCIPAL AMOUNT			VALUE

SYNTHETIC CONVERTIBLE SECURITIES (8.6%)¤
CORPORATE BONDS (7.4%)
		Consumer Discretionary (2.6%)
205,000		D.R. Horton, Inc. 3.750%, 03/01/19	$208,972
185,000		GameStop Corp.* 5.500%, 10/01/19	192,862
284,000		Mediacom Broadband, LLC / Mediacom Broadband Corp. 5.500%, 04/15/21	278,320
200,000		Ryland Group, Inc. 6.625%, 05/01/20	223,375

			903,529

		Energy (0.2%)
50,000		Gulfport Energy Corp. 7.750%, 11/01/20	50,938

		Health Care (0.6%)
200,000		HCA Holdings, Inc. 6.250%, 02/15/21	218,750

		Industrials (1.4%)
245,000		Icahn Enterprises, LP 4.875%, 03/15/19	252,656
205,000		United Continental Holdings, Inc.~ 6.375%, 06/01/18	215,891

			468,547

		Materials (1.2%)
305,000		Chemtura Corp. 5.750%, 07/15/21	309,956
100,000	EUR	Huntsman International, LLC 5.125%, 04/15/21	114,493

			424,449

		Telecommunication Services (1.4%)
283,000		Sprint Corp. 7.250%, 09/15/21	271,503
205,000		T-Mobile USA, Inc. 6.250%, 04/01/21	215,122

			486,625

		TOTAL CORPORATE BONDS	2,552,838

NUMBER OF CONTRACTS			VALUE
Purchased Options (1.2%)#
		Consumer Discretionary (0.5%)
100	EUR	Daimler, AG Call, 12/18/15, Strike 80.00	59,910
125		Lennar Corp. Call, 01/15/16, Strike $ 48.00	87,187
68		Toyota Motor Corp. Call, 01/15/16, Strike $135.00	32,130

			179,227

		Financials (0.1%)
110		American International Group Call, 01/15/16, Strike $ 65.00	31,680

See accompanying Notes to Schedule of Investments

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

NUMBER OF CONTRACTS			VALUE

		Health Care (0.0%)
11		Biogen, Inc. Call, 10/16/15, Strike $425.00	$687

		Industrials (0.4%)
80	EUR	Airbus Group, SE Call, 12/18/15, Strike 60.00	61,239
85	EUR	Siemens, AG Call, 12/18/15, Strike 90.00	88,730

			149,969

		Information Technology (0.2%)
30		Apple, Inc. Call, 01/15/16, Strike $125.71	17,925
43		Lam Research Corp. Call, 01/15/16, Strike $77.50	22,575
90		Xilinx, Inc. Call, 01/15/16, Strike $45.00	11,295

			51,795

		TOTAL PURCHASED OPTIONS	413,358

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $3,002,191)	2,966,196

NUMBER OF SHARES			VALUE
CONVERTIBLE PREFERRED STOCKS (11.1%)
		Energy (0.7%)
6,030		Southwestern Energy Company 6.250%	259,290

		Financials (5.7%)
2,490		American Tower Corp. 5.250%	257,840
535		Bank of America Corp. 7.250%	595,080
2,715		Crown Castle International Corp. 4.500%	280,758
690		Wells Fargo & Company 7.500%	822,556

			1,956,234

		Health Care (2.9%)
595		Allergan PLC 5.500%	661,717
6,645		Anthem, Inc. 5.250%	340,623

			1,002,340

		Industrials (0.4%)
1,550		Genesee & Wyoming, Inc. 5.000%	154,264

		Utilities (1.4%)
4,305		Exelon Corp. 6.500%	201,216

NUMBER OF SHARES		VALUE

4,805	NextEra Energy, Inc. 5.799%	$278,594

		479,810

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,940,708)	3,851,938

COMMON STOCKS (0.5%)
	Consumer Discretionary (0.3%)
4,037	MGM Resorts International#	79,206

	Materials (0.2%)
8,945	Cemex, SAB de CV#	76,032

	TOTAL COMMON STOCKS (Cost $160,297)	155,238

SHORT TERM INVESTMENT (6.5%)
2,255,444	Fidelity Prime Money Market Fund - Institutional Class (Cost $2,255,444)	2,255,444

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.7%)
	Federal Home Loan Bank Discount Notes
44,394	0.000%, 09/10/15	44,394
34,148	0.000%, 08/17/15	34,148
34,147	0.000%, 08/11/15	34,147
23,904	0.000%, 09/14/15	23,904
39,397	Fidelity Prime Money Market Fund - Institutional Class	39,397
19,124	Goldman Sachs Financial Square Fund	19,124
34,151	Morgan Stanley Institutional Liquidity Fund	34,151

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $229,265)	229,265

TOTAL INVESTMENTS (98.9%) (Cost $34,794,127)		34,183,700

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.7%)		(229,265)

OTHER ASSETS, LESS LIABILITIES (1.8%)		619,452

NET ASSETS (100.0%)		$34,573,887

See accompanying Notes to Schedule of Investments

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
~	Security, or portion of security, is segregated as collateral for written options. The aggregate value of such securities is $580,177.
‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2015.
^	Security, or portion of security, is on loan.
¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

EUR	European Monetary Unit
GBP	British Pound Sterling
JPY	Japanese Yen

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015

CURRENCY EXPOSURE JULY 31, 2015

	Value	% of Total Investments
US Dollar	$27,069,676	79.2%
European Monetary Unit	5,495,559	16.1%
Japanese Yen	947,274	2.8%
British Pound Sterling	671,191	1.9%

Total Investments	$34,183,700	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (91.1%)
	Consumer Discretionary (16.8%)
1,000,000	Carnival Corp. 3.950%, 10/15/20	$1,051,830
500,000	CCO Holdings, LLC / CCO Holdings Capital Corp. 6.625%, 01/31/22	528,750
500,000	CCO Safari II, LLC* 4.908%, 07/23/25	500,625
500,000	DISH DBS Corp. 4.250%, 04/01/18	508,438
500,000	Expedia, Inc. 5.950%, 08/15/20	556,950
700,000	Ford Motor Credit Company, LLC 5.875%, 08/02/21	790,482
500,000	GameStop Corp.*^ 5.500%, 10/01/19	521,250
1,000,000	Harley-Davidson Financial Services, Inc.* 2.150%, 02/26/20	995,870
1,000,000	Home Depot, Inc. 2.625%, 06/01/22	992,060
1,000,000	Interpublic Group of Companies, Inc. 2.250%, 11/15/17	1,007,025
500,000	L Brands, Inc. 5.625%, 02/15/22	535,937
500,000	Lennar Corp. 4.500%, 06/15/19	516,562
1,000,000	Macy’s, Inc. 3.875%, 01/15/22	1,030,820
500,000	Mattel, Inc. 2.350%, 05/06/19	497,435
375,000	Netflix, Inc.* 5.500%, 02/15/22	389,766
1,000,000	Ralph Lauren Corp. 2.125%, 09/26/18	1,011,125
500,000	Toll Brothers Finance Corp. 5.625%, 01/15/24	530,625
500,000	ZF North America Capital, Inc.* 4.500%, 04/29/22	492,500

		12,458,050

	Consumer Staples (3.4%)
1,000,000	Diageo, PLC 1.500%, 05/11/17	1,002,095
500,000	Smithfield Foods, Inc.* 5.250%, 08/01/18	510,313
1,000,000	WM Wrigley Jr. Company* 3.375%, 10/21/20	1,033,460

		2,545,868

	Energy (8.3%)
1,000,000	Chevron Corp. 1.961%, 03/03/20	994,695
	Cimarex Energy Company
265,000	5.875%, 05/01/22	281,421
171,000	4.375%, 06/01/24	166,732
500,000	Energy Transfer Equity, LP 5.875%, 01/15/24	510,937
1,000,000	Exxon Mobil Corp. 2.709%, 03/06/25	971,740

PRINCIPAL AMOUNT		VALUE

1,000,000	Hess Corp. 8.125%, 02/15/19	$1,180,455
500,000	SESI, LLC 7.125%, 12/15/21	522,145
1,000,000	Shell International Finance, BV 3.250%, 05/11/25	989,680
500,000	Tennessee Gas Pipeline Company 8.000%, 02/01/16	514,690

		6,132,495

	Financials (21.3%)
500,000	American Tower Corp. 5.900%, 11/01/21	565,727
1,000,000	AON Corp. 5.000%, 09/30/20	1,105,610
1,500,000	Bank of America Corp. 4.125%, 01/22/24	1,554,652
1,000,000	Bank of New York Mellon Corp. 2.300%, 09/11/19	1,003,875
1,000,000	BB&T Corp. 2.850%, 04/01/21	1,015,535
1,000,000	Berkshire Hathaway Finance Corp. 2.900%, 10/15/20	1,034,495
500,000	DuPont Fabros Technology, LP 5.625%, 06/15/23	495,938
500,000	Equinix, Inc. 5.375%, 01/01/22	507,188
1,000,000	Fifth Third Bancorp 2.300%, 03/01/19	1,002,905
1,000,000	Franklin Resources, Inc. 2.850%, 03/30/25	968,820
1,000,000	Goldman Sachs Group, Inc. 3.750%, 05/22/25	999,700
	JPMorgan Chase & Company
1,500,000	3.875%, 09/10/24	1,488,735
500,000	3.875%, 02/01/24	515,122
1,000,000	Simon Property Group, LP 3.375%, 10/01/24	1,001,885
1,000,000	US Bancorp 3.600%, 09/11/24	1,012,350
1,500,000	Wells Fargo & Company 4.125%, 08/15/23	1,555,365

		15,827,902

	Health Care (8.8%)
1,000,000	AbbVie, Inc. 1.750%, 11/06/17	1,001,730
1,000,000	Actavis, PLC 1.875%, 10/01/17	998,625
1,000,000	Celgene Corp. 1.900%, 08/15/17	1,006,775
1,000,000	Edwards Lifesciences Corp. 2.875%, 10/15/18	1,020,390
1,000,000	Express Scripts Holding Company 2.650%, 02/15/17	1,016,610
500,000	HCA, Inc. 3.750%, 03/15/19	507,500
1,000,000	Thermo Fisher Scientific, Inc. 1.850%, 01/15/18	999,215

		6,550,845

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Industrials (7.0%)
500,000	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 5.000%, 10/01/21	$520,625
50,000	CNH Industrial Capital, LLC* 3.875%, 07/16/18	50,469
1,000,000	Eaton Corp. 1.500%, 11/02/17	998,175
500,000	PACCAR Financial Corp. 1.600%, 03/15/17	504,130
1,000,000	Parker-Hannifin Corp. 5.500%, 05/15/18	1,106,580
1,000,000	Roper Technologies, Inc. 1.850%, 11/15/17	1,004,010
500,000	Southwest Airlines Company 2.750%, 11/06/19	507,485
500,000	Verisk Analytics, Inc. 4.125%, 09/12/22	510,242

		5,201,716

	Information Technology (12.3%)
500,000	Activision Blizzard, Inc.* 5.625%, 09/15/21	525,937
500,000	Alibaba Group Holding, Ltd.* 3.125%, 11/28/21	491,210
500,000	Alliance Data Systems Corp.* 5.375%, 08/01/22	494,375
1,000,000	Amphenol Corp. 4.000%, 02/01/22	1,043,405
500,000	Anixter, Inc. 5.625%, 05/01/19	529,687
1,000,000	Apple, Inc. 4.375%, 05/13/45	1,008,870
500,000	CDW, LLC / CDW Finance Corp. 5.000%, 09/01/23	496,875
500,000	CommScope, Inc.* 4.375%, 06/15/20	503,125
500,000	Fiserv, Inc. 3.500%, 10/01/22	501,085
500,000	Flextronics International, Ltd.* 4.750%, 06/15/25	489,375
1,000,000	Juniper Networks, Inc. 3.100%, 03/15/16	1,011,440
500,000	Nuance Communications, Inc.* 5.375%, 08/15/20	510,938
1,000,000	Oracle Corp. 2.250%, 10/08/19	1,007,655
500,000	Seagate Technology, PLC 3.750%, 11/15/18	521,305

		9,135,282

	Materials (5.7%)
355,000	Alcoa, Inc. 5.125%, 10/01/24	356,997
500,000	ArcelorMittal, SA 6.000%, 08/05/20	506,875
1,000,000	Barrick Gold Corp. 6.950%, 04/01/19	1,124,680
1,000,000	Georgia-Pacific, LLC* 3.600%, 03/01/25	997,020
300,000	Huntsman International, LLC* 5.125%, 11/15/22	288,750
850,000	Newmont Mining Corp. 5.125%, 10/01/19	907,915

		4,182,237

PRINCIPAL AMOUNT		VALUE

	Telecommunication Services (4.8%)
1,000,000	AT&T, Inc. 3.000%, 06/30/22	$969,690
1,000,000	British Telecommunications, PLC 2.350%, 02/14/19	1,004,935
500,000	CenturyLink, Inc. 6.750%, 12/01/23	502,203
500,000	Sprint Capital Corp. 6.900%, 05/01/19	495,000
500,000	Verizon Communications, Inc. 5.150%, 09/15/23	551,712

		3,523,540

	Utilities (2.7%)
1,000,000	NextEra Energy, Inc. 2.700%, 09/15/19	1,012,480
1,000,000	Southern Company 2.150%, 09/01/19	993,965

		2,006,445

	TOTAL CORPORATE BONDS (Cost $66,417,638)	67,564,380

U.S. GOVERNMENT AND AGENCY SECURITIES (7.7%)
	Other (7.7%)
	United States Treasury Note
2,000,000	2.250%, 11/15/24	2,013,125
1,500,000	2.000%, 02/15/25	1,476,270
1,250,000	1.625%, 12/31/19	1,260,596
500,000	1.625%, 06/30/20	502,353
500,000	0.750%, 04/15/18	497,998

	(Cost $5,828,107)	5,750,342

NUMBER OF SHARES		VALUE
SHORT TERM INVESTMENT (0.2%)
173,299	Fidelity Prime Money Market Fund - Institutional Class (Cost $173,299)	173,299

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.5%)
	Federal Home Loan Bank Discount Notes
66,485	0.000%, 09/10/15	66,485
51,140	0.000%, 08/17/15	51,140
51,139	0.000%, 08/11/15	51,139
35,799	0.000%, 09/14/15	35,799
59,001	Fidelity Prime Money Market Fund - Institutional Class	59,001
28,641	Goldman Sachs Financial Square Fund	28,641
51,145	Morgan Stanley Institutional Liquidity Fund	51,145

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $343,350)	343,350

TOTAL INVESTMENTS (99.5%) (Cost $72,762,394)		73,831,371

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.5%)		(343,350)

OTHER ASSETS, LESS LIABILITIES (0.9%)		697,115

NET ASSETS (100.0%)		$74,185,136

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.

See accompanying Notes to Schedule of Investments

Calamos High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (91.6%)
	Consumer Discretionary (24.3%)
600,000	Altice, SA* 7.750%, 05/15/22	$602,625
1,250,000	CCO Holdings, LLC / CCO Holdings Capital Corp. 6.625%, 01/31/22	1,321,875
1,090,000	Cedar Fair, LP 5.375%, 06/01/24	1,119,975
1,364,000	Century Communities, Inc. 6.875%, 05/15/22	1,325,637
960,000	Dana Holding Corp. 5.500%, 12/15/24	951,600
1,080,000	DISH DBS Corp. 5.125%, 05/01/20	1,092,825
1,350,000	GameStop Corp.* 5.500%, 10/01/19	1,407,375
1,000,000	Goodyear Tire & Rubber Company 7.000%, 05/15/22	1,089,375
1,750,000	L Brands, Inc. 5.625%, 02/15/22	1,875,781
1,050,000	Lennar Corp. 4.500%, 06/15/19	1,084,781
1,400,000	Liberty Interactive, LLC^ 8.500%, 07/15/29	1,528,625
1,375,000	Mediacom Broadband, LLC / Mediacom Broadband Corp. 5.500%, 04/15/21	1,347,500
445,000	Meritage Homes Corp. 7.000%, 04/01/22	475,594
1,000,000	Netflix, Inc. 5.375%, 02/01/21	1,045,625
1,330,000	Nexstar Broadcasting, Inc.* 6.125%, 02/15/22	1,359,925
675,000	Numericable-SFR SAS* 6.000%, 05/15/22	687,656
713,000	Outerwall, Inc. 6.000%, 03/15/19	721,467
1,360,000	Penske Automotive Group, Inc. 5.375%, 12/01/24	1,369,350
515,000	Reliance Intermediate Holdings, LP* 6.500%, 04/01/23	536,244
1,250,000	Six Flags Entertainment Corp.* 5.250%, 01/15/21	1,289,844
1,325,000	Speedway Motorsports, Inc. 5.125%, 02/01/23	1,335,766
1,275,000	Time, Inc.* 5.750%, 04/15/22	1,224,797
850,000	Toll Brothers Finance Corp. 5.625%, 01/15/24	902,062
1,350,000	ZF North America Capital, Inc.* 4.500%, 04/29/22	1,329,750

		27,026,054

	Consumer Staples (2.8%)
492,000	Alphabet Holding Company, Inc. 7.750%, 11/01/17	495,075
850,000	Land O’Lakes, Inc.* 6.000%, 11/15/22	910,031
634,000	Post Holdings, Inc. 7.375%, 02/15/22	649,850

PRINCIPAL AMOUNT		VALUE

975,000	Smithfield Foods, Inc.
	6.625%, 08/15/22	$1,042,641

		3,097,597

	Energy (11.8%)
370,000	Atwood Oceanics, Inc. 6.500%, 02/01/20	347,569
590,000	Berry Petroleum Company, LLC 6.750%, 11/01/20	424,063
420,000	Bill Barrett Corp.^ 7.000%, 10/15/22	349,125
515,000	Blue Racer Midstream, LLC / Blue Racer Finance Corp.* 6.125%, 11/15/22	524,978
530,000	Bonanza Creek Energy, Inc. 6.750%, 04/15/21	464,413
188,000	Calumet Specialty Products Partners, LP 6.500%, 04/15/21	185,180
	Carrizo Oil & Gas, Inc.
500,000	7.500%, 09/15/20	502,188
375,000	6.250%, 04/15/23	359,531
1,155,000	Drill Rigs Holdings, Inc.* 6.500%, 10/01/17	923,278
185,000	Eclipse Resources Corp.* 8.875%, 07/15/23	174,131
1,100,000	Energy Transfer Equity, LP 5.500%, 06/01/27	1,084,875
1,057,000	Gulfmark Offshore, Inc.^ 6.375%, 03/15/22	780,198
	Gulfport Energy Corp.
525,000	7.750%, 11/01/20	534,844
445,000	6.625%, 05/01/23*	445,000
895,000	Laredo Petroleum, Inc. 6.250%, 03/15/23	887,728
1,260,000	Linn Energy, LLC‡ 6.250%, 11/01/19	761,512
1,500,000	Oasis Petroleum, Inc. 6.875%, 01/15/23	1,362,187
600,000	Pacific Drilling, SA* 5.375%, 06/01/20	453,750
775,000	Petroleum Geo-Services, ASA* 7.375%, 12/15/18	723,656
376,000	Rice Energy, Inc.* 7.250%, 05/01/23	369,185
920,000	Seventy Seven Operating, LLC 6.625%, 11/15/19	675,050
1,186,000	W&T Offshore, Inc. 8.500%, 06/15/19	726,425

		13,058,866

	Financials (6.2%)
565,000	Brookfield Residential Properties, Inc.* 6.375%, 05/15/25	551,228
1,210,000	DuPont Fabros Technology, LP 5.875%, 09/15/21	1,240,250
900,000	Equinix, Inc. 5.375%, 04/01/23	910,688
35,000	FelCor Lodging, LP* 6.000%, 06/01/25	36,028
910,000	First Cash Financial Services, Inc. 6.750%, 04/01/21	960,050
1,000,000	Iron Mountain, Inc. 6.000%, 08/15/23	1,041,250

See accompanying Notes to Schedule of Investments

Calamos High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

750,000	iStar Financial, Inc. 4.875%, 07/01/18	$738,281
600,000	Nationstar Mortgage, LLC / Nationstar Capital Corp. 7.875%, 10/01/20	592,500
890,000	Quicken Loans, Inc.* 5.750%, 05/01/25	858,294

		6,928,569

	Health Care (7.4%)
900,000	Acadia Healthcare Company, Inc.* 5.625%, 02/15/23	916,875
850,000	Alere, Inc. 6.500%, 06/15/20	884,531
575,000	Endo, Ltd.* 6.000%, 07/15/23	598,719
835,000	ExamWorks Group, Inc. 5.625%, 04/15/23	854,309
725,000	HCA Holdings, Inc. 6.250%, 02/15/21	792,969
581,000	HCA, Inc. 4.750%, 05/01/23	598,067
255,000	Hologic, Inc.* 5.250%, 07/15/22	263,925
750,000	Omnicare, Inc. 4.750%, 12/01/22	794,062
558,000	Teleflex, Inc. 5.250%, 06/15/24	571,601
840,000	Tenet Healthcare Corp. 6.750%, 02/01/20	894,075
500,000	Valeant Pharmaceuticals International, Inc.* 7.250%, 07/15/22	529,063
450,000	VPII Escrow Corp.* 6.750%, 08/15/18	473,344

		8,171,540

	Industrials (15.0%)
655,000	ACCO Brands Corp.^ 6.750%, 04/30/20	693,072
575,000	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 5.000%, 10/01/21	598,719
1,030,000	DigitalGlobe, Inc.* 5.250%, 02/01/21	991,375
1,100,000	Dycom Investments, Inc. 7.125%, 01/15/21	1,154,312
1,012,000	Garda World Security Corp.* 7.250%, 11/15/21	960,135
790,000	GrafTech International, Ltd. 6.375%, 11/15/20	715,937
	Icahn Enterprises, LP
744,000	5.875%, 02/01/22	771,900
190,000	4.875%, 03/15/19	195,938
725,000	Meritor, Inc. 6.750%, 06/15/21	748,562
	Michael Baker International, LLC*
627,000	8.875%, 04/15/19	532,166
575,000	8.250%, 10/15/18	555,594
1,430,000	Multi-Color Corp.* 6.125%, 12/01/22	1,466,644
740,000	Navistar International Corp.^ 8.250%, 11/01/21	696,988
960,000	Oshkosh Corp. 5.375%, 03/01/25	952,200

PRINCIPAL AMOUNT		VALUE

1,530,000	Spirit AeroSystems Holdings, Inc. 5.250%, 03/15/22	$1,585,462
165,000	Summit Materials, LLC / Summit Materials Finance Corp.* 6.125%, 07/15/23	164,794
1,030,000	Terex Corp. 6.000%, 05/15/21	1,037,725
825,000	Titan International, Inc.^ 6.875%, 10/01/20	724,969
1,200,000	United Continental Holdings, Inc. 6.375%, 06/01/18	1,263,750
750,000	United Rentals North America, Inc. 7.625%, 04/15/22	817,969

		16,628,211

	Information Technology (6.0%)
1,185,000	Alliance Data Systems Corp.* 5.375%, 08/01/22	1,171,669
660,000	Amkor Technology, Inc. 6.625%, 06/01/21	648,863
700,000	Belden, Inc.* 5.500%, 09/01/22	701,750
1,046,000	Cardtronics, Inc. 5.125%, 08/01/22	1,033,579
489,000	CommScope Technologies Finance, LLC* 6.000%, 06/15/25	483,193
1,000,000	Hughes Satellite Systems Corp. 7.625%, 06/15/21	1,106,250
930,000	Micron Technology, Inc.* 5.250%, 08/01/23	893,962
640,000	Nuance Communications, Inc.* 5.375%, 08/15/20	654,000

		6,693,266

	Materials (9.9%)
640,000	Alcoa, Inc. 5.125%, 10/01/24	643,600
1,529,000	ArcelorMittal, SA‡ 6.000%, 08/05/20	1,550,024
1,110,000	Cascades, Inc.* 5.750%, 07/15/23	1,080,862
363,000	Chemtura Corp. 5.750%, 07/15/21	368,899
1,365,000	Constellium, NV* 8.000%, 01/15/23	1,311,253
	First Quantum Minerals, Ltd.*
690,000	7.000%, 02/15/21^	526,556
690,000	6.750%, 02/15/20	539,063
	FMG Resources (August 2006) Pty, Ltd.*^
400,000	8.250%, 11/01/19	293,250
230,000	9.750%, 03/01/22	211,744
540,000	Huntsman International, LLC* 5.125%, 11/15/22	519,750
	INEOS Group Holdings, SA*
600,000	5.875%, 02/15/19	606,000
550,000	6.125%, 08/15/18^	559,969
850,000	New Gold, Inc.* 6.250%, 11/15/22	763,937
1,125,000	Trinseo Materials Operating, SCA* 6.750%, 05/01/22	1,135,547

See accompanying Notes to Schedule of Investments

Calamos High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

855,000	Vulcan Materials Company 4.500%, 04/01/25	$852,328

		10,962,782

	Telecommunication Services (8.2%)
912,000	CenturyLink, Inc. 6.750%, 12/01/23	916,017
745,000	Frontier Communications Corp. 7.625%, 04/15/24	676,553
1,425,000	Inmarsat Finance, PLC* 4.875%, 05/15/22	1,399,172
	Intelsat, SA
950,000	7.750%, 06/01/21	762,375
100,000	8.125%, 06/01/23^	80,187
1,450,000	SBA Communications Corp. 4.875%, 07/15/22	1,431,875
2,570,000	Sprint Corp. 7.250%, 09/15/21	2,465,594
1,320,000	T-Mobile USA, Inc. 6.625%, 04/01/23	1,406,625

		9,138,398

	TOTAL CORPORATE BONDS (Cost $104,987,051)	101,705,283

CONVERTIBLE BOND (1.0%)
	Financials (1.0%)
1,109,000	Ares Capital Corp. 5.750%, 02/01/16 (Cost $1,120,573)	1,127,837

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (3.0%)
	Energy (0.5%)
1,125	Chesapeake Energy Corp. 5.750%	593,663

	Financials (0.6%)
6,900	Crown Castle International Corp. 4.500%	713,529

	Health Care (0.8%)
750	Allergan PLC 5.500%	834,097

	Telecommunication Services (0.5%)
5,283	Frontier Communications Corp. 11.125%	516,413

	Utilities (0.6%)
12,500	Dominion Resources, Inc. 6.375%	631,000

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,943,642)	3,288,702

SHORT TERM INVESTMENT (3.1%)
3,474,476	Fidelity Prime Money Market Fund - Institutional Class (Cost $3,474,476)	3,474,476

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (5.7%)
	Federal Home Loan Bank Discount Notes
1,224,161	0.000%, 09/10/15	$1,224,161
941,615	0.000%, 08/17/15	941,615
941,604	0.000%, 08/11/15	941,604
659,157	0.000%, 09/14/15	659,157
1,086,358	Fidelity Prime Money Market Fund - Institutional Class	1,086,358
527,355	Goldman Sachs Financial Square Fund	527,355
941,705	Morgan Stanley Institutional Liquidity Fund	941,705

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $6,321,955)	6,321,955

TOTAL INVESTMENTS (104.4%) (Cost $119,847,697)		115,918,253

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-5.7%)		(6,321,955)

OTHER ASSETS, LESS LIABILITIES (1.3%)		1,445,601

NET ASSETS (100.0%)		$111,041,899

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2015.

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency.

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CONVERTIBLE BONDS (36.4%)
	Consumer Discretionary (6.2%)
	Ctrip.com International, Ltd.
20,000,000	1.250%, 10/15/18	$22,756,500
10,000,000	1.990%, 07/01/25*	9,505,950
6,000,000	1.000%, 07/01/20*	5,698,590
6,000,000	Iconix Brand Group, Inc.~ 1.500%, 03/15/18	5,802,480
	Jarden Corp.~
12,000,000	1.875%, 09/15/18	21,359,580
5,000,000	1.500%, 06/15/19	7,369,550
4,325,418	Liberty Interactive, LLC*~^ 1.000%, 09/30/43	4,367,180
10,000,000	Live Nation Entertainment, Inc.^ 2.500%, 05/15/19	10,682,400
4,000,000	M/I Homes, Inc.^ 3.000%, 03/01/18	4,023,500
11,635,000	Meritage Homes Corp. 1.875%, 09/15/32	12,185,568
	Priceline Group, Inc.~
15,000,000	1.000%, 03/15/18	21,002,250
15,000,000	0.900%, 09/15/21*	14,601,600
10,000,000	Restoration Hardware Holdings, Inc.*^ 0.000%, 06/15/19	10,443,150
12,000,000	Ryland Group, Inc.~ 1.625%, 05/15/18	17,869,440
14,000,000	Shutterfly, Inc. 0.250%, 05/15/18	13,543,810
6,500,000	Standard Pacific Corp.~ 1.250%, 08/01/32	7,986,810
5,250,000	TAL Education Group 2.500%, 05/15/19	7,423,658
32,500,000	Tesla Motors, Inc.^ 1.250%, 03/01/21	31,790,200
15,000,000	Vipshop Holdings, Ltd. 1.500%, 03/15/19	17,668,200

		246,080,416

	Energy (2.0%)
22,500,000	Energy XXI, Ltd.^ 3.000%, 12/15/18	2,980,800
6,850,000	Helix Energy Solutions Group, Inc. 3.250%, 03/15/32	5,882,095
7,000,000	Newpark Resources, Inc.~ 4.000%, 10/01/17	7,254,625
11,500,000	Petroleum Development Corp.*~ 3.250%, 05/15/16	14,074,965
3,000,000	Renewable Energy Group, Inc. 2.750%, 06/15/19	2,968,320
	SEACOR Holdings, Inc.
14,295,000	2.500%, 12/15/27~	13,933,194
4,000,000	3.000%, 11/15/28	3,313,380
6,000,000	Stone Energy Corp. 1.750%, 03/01/17	5,078,340
25,000,000	Whiting Petroleum Corp.*~ 1.250%, 04/01/20	21,797,250

		77,282,969

	Financials (2.1%)
4,000,000	American Residential Properties OP, LP*~ 3.250%, 11/15/18	4,166,000

PRINCIPAL AMOUNT		VALUE

	AmTrust Financial Services, Inc.
4,821,000	2.750%, 12/15/44	$4,860,219
3,000,000	2.750%, 12/15/44*	3,000,000
3,500,000	Cowen Group, Inc. 3.000%, 03/15/19	4,222,295
5,000,000	DDR Corp.~ 1.750%, 11/15/40	5,612,725
	Encore Capital Group, Inc.
5,000,000	3.000%, 11/27/17~	7,153,925
5,000,000	2.875%, 03/15/21	4,676,250
3,000,000	Ezcorp, Inc. 2.125%, 06/15/19	2,322,675
6,000,000	Forestar Group, Inc.^ 3.750%, 03/01/20	5,181,780
1,000,000	FXCM, Inc. 2.250%, 06/15/18	801,490
10,000,000	NorthStar Realty Europe Corp.* 4.625%, 12/15/16	9,956,250
5,000,000	SL Green Operating Partnership, LP* 3.000%, 10/15/17	7,172,800
5,000,000	Starwood Property Trust, Inc. 3.750%, 10/15/17	5,058,525
	Starwood Waypoint Residential Trust
6,000,000	3.000%, 07/01/19	5,634,210
5,000,000	4.500%, 10/15/17*	5,041,100
8,000,000	Walter Investment Management Corp.^ 4.500%, 11/01/19	6,434,640

		81,294,884

	Health Care (5.2%)
8,391,000	Acorda Therapeutics, Inc. 1.750%, 06/15/21	8,674,742
5,000,000	Allscripts Healthcare Solutions, Inc. 1.250%, 07/01/20	5,340,475
10,000,000	AMAG Pharmaceuticals, Inc. 2.500%, 02/15/19	24,133,150
9,500,000	Brookdale Senior Living, Inc.~ 2.750%, 06/15/18	12,048,755
7,500,000	Depomed, Inc. 2.500%, 09/01/21	13,134,187
3,500,000	Emergent Biosolutions, Inc.^ 2.875%, 01/15/21	4,331,232
2,667,000	Horizon Pharma Investment, Ltd.* 2.500%, 03/15/22	3,849,508
4,000,000	IGI Laboratories, Inc.* 3.750%, 12/15/19	3,875,160
3,804,000	Insulet Corp. 2.000%, 06/15/19	3,811,798
10,162,000	Integra LifeSciences Holdings Corp. 1.625%, 12/15/16	12,782,018
8,000,000	Ironwood Pharmaceuticals, Inc.* 2.250%, 06/15/22	7,308,840
9,700,000	Jazz Pharmaceuticals, PLC*~^ 1.875%, 08/15/21	11,836,764
7,000,000	Ligand Pharmaceuticals, Inc.* 0.750%, 08/15/19	10,749,130
	Medicines Company
12,500,000	1.375%, 06/01/17	15,676,937
7,500,000	2.500%, 01/15/22*	8,591,025

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Molina Healthcare, Inc.
9,416,000	1.625%, 08/15/44*	$13,091,489
5,000,000	1.125%, 01/15/20~	9,419,250
1,084,000	1.625%, 08/15/44	1,509,297
8,000,000	NuVasive, Inc. 2.750%, 07/01/17	11,230,760
5,000,000	Quidel Corp.^ 3.250%, 12/15/20	4,810,300
8,000,000	Spectranetics Corp. 2.625%, 06/01/34	7,119,360
10,000,000	Wright Medical Group, Inc.* 2.000%, 02/15/20	10,559,000

		203,883,177

	Industrials (1.2%)
10,000,000	Atlas Air Worldwide Holdings, Inc. 2.250%, 06/01/22	9,467,650
4,000,000	Greenbrier Companies, Inc. 3.500%, 04/01/18	5,010,660
	Navistar International Corp.
10,000,000	4.750%, 04/15/19	7,967,450
10,000,000	4.500%, 10/15/18^	8,171,850
5,000,000	SolarCity Corp.* 1.625%, 11/01/19	4,902,175
10,000,000	Trinity Industries, Inc.~ 3.875%, 06/01/36	13,422,600

		48,942,385

	Information Technology (18.7%)
3,000,000	Blucora, Inc. 4.250%, 04/01/19	2,857,080
7,750,000	Bottomline Technologies (de), Inc.~^ 1.500%, 12/01/17	8,542,748
8,750,000	Broadsoft, Inc.~ 1.500%, 07/01/18	9,344,738
2,500,000	Brocade Communications Systems, Inc.*^ 1.375%, 01/01/20	2,449,838
2,500,000	CalAmp Corp.* 1.625%, 05/15/20	2,325,288
7,000,000	Canadian Solar, Inc. 4.250%, 02/15/19	6,731,270
8,800,000	Cardtronics, Inc.^ 1.000%, 12/01/20	8,851,128
15,900,000	Ciena Corp.* 3.750%, 10/15/18	22,748,209
10,000,000	Citrix Systems, Inc. 0.500%, 04/15/19	10,757,850
12,000,000	Cornerstone OnDemand, Inc.^ 1.500%, 07/01/18	12,232,140
10,716,000	CSG Systems International, Inc.*~ 3.000%, 03/01/17	14,874,290
5,000,000	Dealertrack Technologies, Inc.~ 1.500%, 03/15/17	8,364,225
30,000,000	Electronic Arts, Inc. 0.750%, 07/15/16	67,435,050
10,500,000	Electronics For Imaging, Inc.*~^ 0.750%, 09/01/19	11,085,795
3,000,000	EnerNOC, Inc.* 2.250%, 08/15/19	2,125,680
5,000,000	Envestnet, Inc. 1.750%, 12/15/19	5,104,150
5,000,000	Euronet Worldwide, Inc.*~ 1.500%, 10/01/44	5,856,350

PRINCIPAL AMOUNT			VALUE

12,752,000		Finisar Corp. 0.500%, 12/15/33	$12,181,093
		FireEye, Inc.*
5,000,000		1.625%, 06/01/35	5,195,275
5,000,000		1.000%, 06/01/35	5,200,350
8,000,000		HomeAway, Inc.^ 0.125%, 04/01/19	7,605,560
9,500,000		Infinera Corp. 1.750%, 06/01/18	18,546,185
13,000,000		InterDigital, Inc. 2.500%, 03/15/16	14,007,630
15,000,000		JDS Uniphase Corp.^ 0.625%, 08/15/33	14,542,800
7,500,000		Lam Research Corp.~ 0.500%, 05/15/16	9,532,237
25,000,000		LinkedIn Corp.*~ 0.500%, 11/01/19	25,186,625
10,000,000		Mentor Graphics Corp.~ 4.000%, 04/01/31	13,326,000
10,000,000		MercadoLibre, Inc. 2.250%, 07/01/19	11,988,500
10,000,000		Microchip Technology, Inc.*~ 1.625%, 02/15/25	9,422,400
10,000,000		Micron Technology, Inc. 1.625%, 02/15/33	17,619,750
2,500,000		NetSuite, Inc. 0.250%, 06/01/18	2,679,225
25,000,000		NVIDIA Corp.~ 1.000%, 12/01/18	28,709,875
15,000,000		NXP Semiconductors, NV* 1.000%, 12/01/19	17,598,150
		ON Semiconductor Corp.
25,000,000		2.625%, 12/15/26~	29,398,750
5,000,000		1.000%, 12/01/20*	4,826,700
10,600,000		Palo Alto Networks, Inc. 0.000%, 07/01/19	18,372,927
5,200,000		Photronics, Inc. 3.250%, 04/01/16	5,279,638
7,500,000		Proofpoint, Inc. 1.250%, 12/15/18	12,899,250
19,985,000		Qihoo 360 Technology Company, Ltd.* 1.750%, 08/15/21	17,661,344
7,000,000		Rambus, Inc.~^ 1.125%, 08/15/18	8,686,125
5,000,000	EUR	Rocket Internet, SE 3.000%, 07/22/22	5,568,844
7,500,000		Rovi Corp.*^ 0.500%, 03/01/20	6,230,475
18,500,000		Salesforce.com, Inc.^ 0.250%, 04/01/18	23,301,212
30,000,000		SanDisk Corp. 1.500%, 08/15/17	39,675,600
4,500,000		ServiceNow, Inc. 0.000%, 11/01/18	5,567,670
5,000,000		SINA Corp. 1.000%, 12/01/18	4,676,425
		SunEdison, Inc.
7,500,000		3.375%, 06/01/25*	6,867,863
7,000,000		2.375%, 04/15/22*	7,819,980
6,250,000		2.000%, 10/01/18^	10,479,187
4,651,000		Synchronoss Technologies, Inc. 0.750%, 08/15/19	5,381,509
		Take-Two Interactive Software, Inc.~
10,000,000		1.000%, 07/01/18^	15,352,800
9,000,000		1.750%, 12/01/16	15,059,295

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

7,000,000	TiVo, Inc.* 4.000%, 03/15/16	$7,345,380
5,000,000	TTM Technologies, Inc. 1.750%, 12/15/20	5,476,850
	Twitter, Inc.*
15,000,000	1.000%, 09/15/21~	12,983,400
15,000,000	0.250%, 09/15/19	13,201,125
14,500,000	Workday, Inc.~ 0.750%, 07/15/18	17,319,235
5,000,000	Xilinx, Inc.~ 2.625%, 06/15/17	7,353,275
5,000,000	Yahoo!, Inc.~ 0.000%, 12/01/18	5,115,150
16,601,000	Yandex, NV 1.125%, 12/15/18	13,979,370

		740,906,863

	Materials (1.0%)
4,000,000	B2Gold Corp. 3.250%, 10/01/18	3,324,920
15,000,000	Cemex, SAB de CV~ 3.750%, 03/15/18	16,992,150
2,950,000	Horsehead Holding Corp.~ 3.800%, 07/01/17	2,618,995
	RTI International Metals, Inc.
4,000,000	3.000%, 12/01/15	4,021,380
3,600,000	1.625%, 10/15/19	3,819,636
7,750,000	United States Steel Corp.~^ 2.750%, 04/01/19	8,602,849

		39,379,930

	TOTAL CONVERTIBLE BONDS (Cost $1,394,807,265)	1,437,770,624

SYNTHETIC CONVERTIBLE SECURITIES (10.7%)¤
CORPORATE BONDS (10.7%)
	Consumer Discretionary (2.7%)
500,000	American Honda Finance Corp.~ 1.125%, 10/07/16	501,700
6,820,000	D.R. Horton, Inc. 3.750%, 03/01/19	6,952,138
5,000,000	Daimler Finance North America, LLC*~ 1.250%, 01/11/16	5,010,950
	DIRECTV Holdings, LLC~
5,000,000	3.500%, 03/01/16	5,070,275
5,000,000	2.400%, 03/15/17	5,059,475
10,000,000	DISH DBS Corp. 4.250%, 04/01/18	10,168,750
	Ford Motor Credit Company, LLC~
5,000,000	1.700%, 05/09/16	5,014,375
2,000,000	1.500%, 01/17/17	1,995,040
	General Motors Company, Inc.~
3,000,000	3.250%, 05/15/18	3,033,750
2,000,000	2.750%, 05/15/16	2,021,250
500,000	2.625%, 07/10/17	505,000
4,000,000	Hyundai Capital America*~ 1.625%, 10/02/15	4,004,980
	Lennar Corp.~
8,760,000	4.500%, 06/15/19	9,050,175
7,000,000	4.125%, 12/01/18	7,153,125
5,745,000	Meritage Homes Corp. 4.500%, 03/01/18	5,870,672

PRINCIPAL AMOUNT		VALUE

5,605,000	NCL Corp., Ltd. - Class C 5.000%, 02/15/18	$5,720,603
2,000,000	Nissan Motor Acceptance Corp.*~‡ 0.833%, 03/03/17	2,002,950
2,000,000	Numericable-SFR SAS* 4.875%, 05/15/19	2,035,000
5,000,000	Penske Truck Leasing Company, LP*~ 2.500%, 03/15/16	5,036,400
5,333,000	Sally Holdings, LLC 6.875%, 11/15/19	5,582,984
2,000,000	Thomson Reuters Corp.~ 0.875%, 05/23/16	1,998,920
13,760,000	Toll Brothers Finance Corp. 4.000%, 12/31/18	14,164,200

		107,952,712

	Consumer Staples (0.7%)
	ConAgra Foods, Inc.~
5,000,000	1.350%, 09/10/15	5,001,850
4,500,000	1.300%, 01/25/16	4,502,137
4,000,000	Constellation Brands, Inc. 7.250%, 09/01/16	4,232,500
500,000	General Mills, Inc.~ 0.875%, 01/29/16	500,240
11,347,000	Reynolds American, Inc.~ 1.050%, 10/30/15	11,350,688
1,000,000	WM Wrigley Jr. Company*~ 1.400%, 10/21/16	1,002,445

		26,589,860

	Energy (1.2%)
5,000,000	Chesapeake Energy Corp.^ 3.250%, 03/15/16	4,956,250
	CNOOC, Ltd.~
1,000,000	1.625%, 04/30/17	999,990
500,000	1.125%, 05/09/16	499,787
3,000,000	Enbridge, Inc.~‡ 0.934%, 10/01/16	2,991,705
3,235,000	Exterran Holdings, Inc. 7.250%, 12/01/18	3,297,678
8,000,000	Marathon Oil Corp.~ 0.900%, 11/01/15	7,997,840
1,500,000	Nabors Industries, Inc.~ 2.350%, 09/15/16	1,496,167
3,197,000	Oasis Petroleum, Inc.^ 7.250%, 02/01/19	3,119,073
7,000,000	Petrobras Global Finance, BV~ 2.000%, 05/20/16	6,916,875
14,866,000	SESI, LLC~ 6.375%, 05/01/19	15,210,520
1,250,000	Whiting Petroleum Corp. 6.500%, 10/01/18	1,252,344

		48,738,229

	Financials (2.0%)
5,000,000	ABN AMRO Bank, NV*~ 1.375%, 01/22/16	5,013,725
1,000,000	ANZ New Zealand (Int’l), Ltd.*~ 1.400%, 04/27/17	1,001,170
5,000,000	Aviation Capital Group Corp.*~ 3.875%, 09/27/16	5,087,325
8,000,000	Bank of America Corp.~ 1.250%, 01/11/16	8,017,880

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

7,750,000	BB&T Corp.~ 1.000%, 04/03/17	$7,719,697
1,000,000	Berkshire Hathaway Finance Corp.~ 0.950%, 08/15/16	1,003,090
500,000	Berkshire Hathaway, Inc.~ 0.800%, 02/11/16	500,955
5,000,000	CIT Group, Inc. 4.250%, 08/15/17	5,118,750
10,000,000	Citigroup, Inc.~ 1.300%, 04/01/16	10,024,900
1,850,000	Deutsche Bank, AG~ 1.400%, 02/13/17	1,845,218
7,000,000	Goldman Sachs Group, Inc.~ 1.600%, 11/23/15	7,020,930
	iStar Financial, Inc.
6,000,000	4.875%, 07/01/18	5,906,250
6,000,000	3.875%, 07/01/16	6,015,000
2,000,000	4.000%, 11/01/17	1,965,000
5,000,000	Leucadia National Corp.~ 8.125%, 09/15/15	5,035,475
6,000,000	Morgan Stanley~ 1.750%, 02/25/16	6,030,390

		77,305,755

	Health Care (0.8%)
10,000,000	AbbVie, Inc.~ 1.200%, 11/06/15	10,012,850
1,000,000	Actavis Funding SCS~ 1.300%, 06/15/17	993,200
5,000,000	Amgen, Inc.~ 2.500%, 11/15/16	5,085,900
3,000,000	Baxter International, Inc.~ 0.950%, 06/01/16	3,000,825
6,000,000	Community Health Systems, Inc. 5.125%, 08/15/18	6,161,250
2,703,000	HCA, Inc.~ 3.750%, 03/15/19	2,743,545
	Mylan, Inc.
1,000,000	1.800%, 06/24/16	1,002,585
500,000	1.350%, 11/29/16	497,805
1,000,000	VPII Escrow Corp.* 6.750%, 08/15/18	1,051,875

		30,549,835

	Industrials (1.4%)
12,000,000	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust* 2.750%, 05/15/17	11,940,000
4,000,000	Air Lease Corp.~ 4.500%, 01/15/16	4,052,840
	CNH Industrial Capital, LLC
7,675,000	3.875%, 11/01/15	7,718,172
4,800,000	3.250%, 02/01/17	4,827,000
450,000	3.875%, 07/16/18*	454,219
5,000,000	Deluxe Corp. 6.000%, 11/15/20	5,284,375
8,000,000	Eaton Corp.~ 0.950%, 11/02/15	8,004,520
1,000,000	GATX Corp.~ 1.250%, 03/04/17	996,105
9,175,000	Icahn Enterprises, LP~ 3.500%, 03/15/17	9,283,953
500,000	John Deere Capital Corp.~ 1.050%, 10/11/16	501,800

PRINCIPAL AMOUNT		VALUE

1,000,000	PACCAR Financial Corp.~ 0.800%, 02/08/16	$1,001,585
1,000,000	Rockwell Collins, Inc.~‡ 0.636%, 12/15/16	999,365

		55,063,934

	Information Technology (1.0%)
14,700,000	Alliance Data Systems Corp.* 5.250%, 12/01/17	15,269,625
5,000,000	Hewlett-Packard Company~ 3.000%, 09/15/16	5,092,050
5,000,000	Jabil Circuit, Inc.~ 7.750%, 07/15/16	5,243,750
7,000,000	Sanmina Corp.* 4.375%, 06/01/19	7,100,625
5,000,000	Seagate Technology, PLC~ 3.750%, 11/15/18	5,213,050

		37,919,100

	Materials (0.3%)
5,000,000	ArcelorMittal, SA~ 5.250%, 02/25/17	5,178,125
1,000,000	BHP Billiton Finance USA, Ltd.~‡ 0.532%, 09/30/16	999,805
7,625,000	Ecolab, Inc.~ 1.000%, 08/09/15	7,626,487

		13,804,417

	Telecommunication Services (0.6%)
	AT&T, Inc.~
6,155,000	0.800%, 12/01/15	6,153,738
5,000,000	0.900%, 02/12/16	5,003,125
5,875,000	Brightstar Corp.* 9.500%, 12/01/16	5,999,844
6,000,000	British Telecommunications, PLC~ 1.250%, 02/14/17	5,992,710
	Verizon Communications, Inc.~
500,000	1.816%, 09/15/16‡	505,862
343,000	2.500%, 09/15/16	348,286

		24,003,565

	TOTAL CORPORATE BONDS	421,927,407

NUMBER OF CONTRACTS		VALUE
Purchased Options (0.0%)#
	Consumer Discretionary (0.0%)
1,500	Target Corp. Call, 01/15/16, Strike $87.50	255,000

	Health Care (0.0%)
700	Illumina, Inc. Call, 01/15/16, Strike $210.00	1,617,000

	Information Technology (0.0%)
315	VMware, Inc. - Class A Call, 01/15/16, Strike $105.00	42,525

	TOTAL PURCHASED OPTIONS	1,914,525

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $421,956,813)	423,841,932

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (2.7%)
	Consumer Staples (0.1%)
40,000	Post Holdings, Inc. 5.250%	$4,240,000

	Energy (0.9%)
5,000	Chesapeake Energy Corp. 5.750%	2,546,800
600,000	Southwestern Energy Company 6.250%	25,800,000
200,000	WPX Energy, Inc.^ 6.250%	9,050,000

		37,396,800

	Financials (0.4%)
150,000	American Tower Corp. 5.500%	15,220,500

	Health Care (1.0%)
36,307	Allergan PLC 5.500%	40,378,104

	Telecommunication Services (0.3%)
113,200	Frontier Communications Corp. 11.125%	11,065,300

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $109,648,954)	108,300,704

COMMON STOCKS (45.2%)
	Consumer Discretionary (5.3%)
38,167	Amazon.com, Inc.~#	20,463,237
2,840	AutoZone, Inc.~#	1,990,670
23,657	CarMax, Inc.~#	1,526,113
56,777	Carnival Corp.	3,025,646
54,411	Coach, Inc.~	1,697,623
285,548	Comcast Corp. - Class A~	17,821,051
33,121	D.R. Horton, Inc.~	983,363
18,925	Darden Restaurants, Inc.~	1,395,908
68,523	Delphi Automotive, PLC	5,350,276
23,657	Discovery Communications, Inc. - Class A~#	781,154
23,657	Discovery Communications, Inc. - Class C~#	716,807
24,604	Dollar General Corp.~	1,977,423
382,301	Ford Motor Company~	5,669,524
11,356	Fossil Group, Inc.~#	780,725
29,335	Gap, Inc.~	1,070,141
101,916	General Motors Company, Inc.	3,211,373
219,918	Home Depot, Inc.~	25,737,004
33,120	Interpublic Group of Companies, Inc.~	705,456
18,169	Lennar Corp. - Class A	963,684
183,486	Lowe’s Companies, Inc.	12,726,589
26,023	Macy’s, Inc.~	1,797,148
94,998	McDonald’s Corp.~	9,486,500
20,411	Michael Kors Holdings, Ltd.#	857,058
9,464	Mohawk Industries, Inc.~#	1,907,848
36,082	Netflix, Inc.#	4,124,533

NUMBER OF SHARES		VALUE

89,720	Nike, Inc. - Class B~	$10,337,538
6,434	Priceline Group, Inc.~#	8,001,129
10,410	PVH Corp.~	1,207,976
37,850	Ross Stores, Inc.~	2,012,106
33,121	Royal Caribbean Cruises, Ltd.	2,975,922
112,230	Starbucks Corp.~	6,501,484
20,345	Time Warner Cable, Inc.~	3,865,753
83,367	Time Warner, Inc.~	7,339,631
34,824	TJX Companies, Inc.~	2,431,412
8,800	TripAdvisor, Inc.~#	698,544
199,855	Twenty-First Century Fox, Inc.~	6,892,999
37,190	Viacom, Inc. - Class B~	2,119,830
197,112	Walt Disney Company~	23,653,440
7,570	Whirlpool Corp.~	1,345,416
11,355	Wynn Resorts, Ltd.~	1,172,177
18,925	Yum! Brands, Inc.~	1,660,858

		208,983,069

	Consumer Staples (4.4%)
262,028	Altria Group, Inc.~	14,249,083
112,135	Archer-Daniels-Midland Company	5,317,442
354,859	Coca-Cola Company	14,577,608
71,350	Colgate-Palmolive Company~	4,853,227
37,852	ConAgra Foods, Inc.~	1,667,759
42,349	Costco Wholesale Corp.~	6,153,310
147,810	CVS Health Corp.	16,624,191
61,130	General Mills, Inc.	3,558,377
13,248	Hershey Company~	1,230,607
33,121	Kellogg Company~	2,191,617
30,566	Kimberly-Clark Corp.~	3,514,173
59,459	Kraft Heinz Company	4,725,207
123,018	Kroger Company	4,827,226
19,557	Mead Johnson Nutrition Company~	1,728,643
158,116	Mondelez International, Inc. - Class A	7,135,775
189,447	PepsiCo, Inc.~	18,253,218
158,031	Philip Morris International, Inc.~	13,516,391
280,385	Procter & Gamble Company	21,505,529
16,901	Reynolds American, Inc.	1,449,937
190,109	Wal-Mart Stores, Inc.~	13,684,046
99,361	Walgreens Boots Alliance, Inc.	9,601,253
68,913	Whole Foods Market, Inc.~	2,508,433

		172,873,052

	Energy (3.3%)
44,570	Anadarko Petroleum Corp.~	3,313,780
23,184	Apache Corp.~	1,063,218
45,895	Baker Hughes, Inc.~	2,668,794
196,259	Chevron Corp.~	17,364,996
117,244	ConocoPhillips~	5,902,063
59,143	Devon Energy Corp.	2,922,847
85,922	EOG Resources, Inc.~	6,632,319
26,496	EQT Corp.~	2,036,218
444,302	Exxon Mobil Corp.	35,193,161
90,749	Halliburton Company	3,792,401
9,463	Helmerich & Payne, Inc.~	546,394
17,032	Hess Corp.~	1,005,058
137,213	Kinder Morgan, Inc.~	4,753,058
56,779	Marathon Oil Corp.~	1,192,927
96,898	Marathon Petroleum Corp.~	5,297,414
12,301	Murphy Oil Corp.~	403,350
45,895	National Oilwell Varco, Inc.~	1,933,556
66,241	Noble Energy, Inc.	2,333,671
76,460	Occidental Petroleum Corp.	5,367,492
75,372	Phillips 66~	5,992,074

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

NUMBER OF SHARES		VALUE

132,859	Schlumberger, Ltd.	$11,003,382
96,900	Spectra Energy Corp.	2,932,194
99,361	Valero Energy Corp.~	6,518,082

		130,168,449

	Financials (7.8%)
27,442	ACE, Ltd.~	2,984,866
35,013	Aflac, Inc.~	2,242,583
96,900	Allstate Corp.~	6,681,255
178,376	American Express Company	13,567,279
224,271	American International Group, Inc.	14,380,256
38,325	American Tower Corp.	3,645,091
30,566	Ameriprise Financial, Inc.~	3,841,229
11,356	AvalonBay Communities, Inc.~	1,957,093
1,040,919	Bank of America Corp.	18,611,632
203,925	Bank of New York Mellon Corp.	8,850,345
86,681	BB&T Corp.	3,490,644
203,925	Berkshire Hathaway, Inc. - Class B#	29,108,254
12,207	BlackRock, Inc.~	4,105,458
66,241	Capital One Financial Corp.	5,385,393
165,602	Charles Schwab Corp.~	5,776,198
18,925	Chubb Corp.~	2,352,945
295,715	Citigroup, Inc.~	17,287,499
31,418	Crown Castle International Corp.~	2,573,448
48,261	Discover Financial Services~	2,693,446
34,634	Equity Residential~	2,590,970
104,091	Fifth Third Bancorp~	2,193,197
571,658	Fortress Investment Group, LLC - Class A	3,910,141
40,217	Franklin Resources, Inc.~	1,831,884
75,702	Genworth Financial, Inc. - Class A~#	530,671
43,814	Goldman Sachs Group, Inc.~	8,984,937
42,583	Hartford Financial Services Group, Inc.~	2,024,822
31,394	Health Care REIT, Inc.	2,177,802
83,273	Host Hotels & Resorts, Inc.	1,613,831
70,971	Invesco, Ltd.	2,739,481
441,290	JPMorgan Chase & Company	30,241,604
72,391	Lincoln National Corp.	4,077,061
14,194	Macerich Company	1,123,597
159,204	MetLife, Inc.~	8,874,031
137,685	Morgan Stanley~	5,347,685
54,648	PNC Financial Services Group, Inc.~	5,365,341
45,234	Principal Financial Group, Inc.~	2,510,939
52,046	Prologis, Inc.~	2,113,588
85,639	Prudential Financial, Inc.~	7,567,062
14,053	Public Storage~	2,883,395
179,797	Regions Financial Corp.~	1,868,091
41,826	Simon Property Group, Inc.	7,830,664
41,164	State Street Corp.~	3,151,516
56,777	SunTrust Banks, Inc.~	2,517,492
25,549	T. Rowe Price Group, Inc.~	1,970,594
26,306	Travelers Companies, Inc.~	2,791,593
171,197	US Bancorp~	7,739,816
30,754	Ventas, Inc.~	2,063,286
28,389	Vornado Realty Trust	2,769,347
481,093	Wells Fargo & Company~	27,840,852

		308,780,204

	Health Care (6.9%)
133,332	Abbott Laboratories~	6,758,599
208,752	AbbVie, Inc.~	14,614,728
56,304	Aetna, Inc.	6,360,663

NUMBER OF SHARES		VALUE

36,438	Agilent Technologies, Inc.~	$1,492,136
19,873	Alexion Pharmaceuticals, Inc.#	3,923,725
48,123	Allergan PLC#	15,935,931
75,419	Amgen, Inc.	13,318,241
38,325	Anthem, Inc.	5,912,398
61,130	Baxalta, Inc.#	2,006,898
61,130	Baxter International, Inc.~	2,450,090
29,051	Biogen, Inc.~#	9,260,878
142,984	Bristol-Myers Squibb Company~	9,385,470
31,500	Cardinal Health, Inc.	2,676,870
55,256	Celgene Corp.#	7,252,350
49,680	Cerner Corp.#	3,563,050
37,711	Cigna Corp.	5,432,647
18,925	DaVita HealthCare Partners, Inc.~#	1,495,643
22,003	Edwards Lifesciences Corp.~#	3,347,977
91,791	Eli Lilly and Company~	7,757,257
99,266	Express Scripts Holding Company~#	8,940,889
161,248	Gilead Sciences, Inc.	19,004,689
286,205	Johnson & Johnson	28,680,603
22,712	Laboratory Corp. of America Holdings~#	2,891,010
116,267	Medtronic, PLC	9,114,170
350,883	Merck & Company, Inc.	20,688,062
42,993	Mylan, NV^#	2,407,178
14,088	Perrigo Company, PLC	2,707,714
661,268	Pfizer, Inc.~	23,845,324
173,120	Presbia, PLC^#**	1,026,394
14,194	Quest Diagnostics, Inc.~	1,047,659
3,785	Regeneron Pharmaceuticals, Inc.~#	2,095,603
52,283	St. Jude Medical, Inc.~	3,859,531
42,583	Stryker Corp.~	4,354,963
76,460	Thermo Fisher Scientific, Inc.~	10,668,464
86,681	UnitedHealth Group, Inc.	10,523,073

		274,800,877

	Industrials (4.1%)
51,951	3M Company	7,862,264
94,630	Boeing Company~	13,642,807
62,171	Caterpillar, Inc.~	4,888,506
94,630	CSX Corp.~	2,960,026
17,979	Cummins, Inc.~	2,328,820
61,130	Danaher Corp.	5,597,063
68,890	Deere & Company	6,514,927
142,701	Delta Air Lines, Inc.	6,327,362
37,378	Eaton Corp., PLC	2,264,359
61,130	Emerson Electric Company~	3,163,478
29,808	Expeditors International of Washington, Inc.~	1,397,101
35,675	FedEx Corp.	6,115,409
31,228	Fluor Corp.~	1,459,909
30,841	General Dynamics Corp.	4,598,702
1,001,623	General Electric Company~	26,142,360
110,290	Honeywell International, Inc.~	11,585,964
40,785	Illinois Tool Works, Inc.~	3,649,034
21,883	Jacobs Engineering Group, Inc.~#	921,712
10,462	Kansas City Southern	1,037,726
8,000	L-3 Communications Holdings, Inc.	923,680
26,058	Lockheed Martin Corp.	5,396,612
66,241	Masco Corp.~	1,748,100
46,177	Norfolk Southern Corp.	3,894,106
33,121	Pentair, PLC	2,014,088
20,024	Precision Castparts Corp.	3,903,078

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

NUMBER OF SHARES		VALUE

23,657	Robert Half International, Inc.~	$1,301,845
144,688	Southwest Airlines Company~	5,237,706
81,570	Union Pacific Corp.~	7,960,416
84,125	United Parcel Service, Inc. - Class B	8,611,035
95,008	United Technologies Corp.~	9,530,252

		162,978,447

	Information Technology (9.6%)
56,115	Accenture, PLC - Class A~	5,786,018
37,852	Akamai Technologies, Inc.~#	2,903,627
37,852	Amphenol Corp. - Class A~	2,135,231
685,025	Apple, Inc.	83,093,532
151,406	Applied Materials, Inc.	2,628,408
23,657	Avago Technologies, Ltd.	2,960,437
66,241	Broadcom Corp. - Class A~	3,352,457
484,312	Cisco Systems, Inc.	13,764,147
71,445	Cognizant Technology Solutions Corp. - Class A#	4,508,180
108,506	eBay, Inc.#	3,051,189
284,739	EMC Corp.~	7,656,632
21,293	F5 Networks, Inc.~#	2,856,243
251,880	Facebook, Inc. - Class A~#	23,679,239
61,130	Fiserv, Inc.~#	5,309,752
29,093	Google, Inc. - Class A~#	19,128,648
29,187	Google, Inc. - Class C~#	18,259,679
229,002	Hewlett-Packard Company	6,989,141
585,564	Intel Corp.~	16,952,078
99,551	International Business Machines Corp.	16,126,266
68,591	Juniper Networks, Inc.~	1,949,356
27,916	KLA-Tencor Corp.~	1,480,944
160,206	MasterCard, Inc. - Class A	15,604,064
37,852	Microchip Technology, Inc.	1,621,580
129,091	Micron Technology, Inc.~#	2,389,474
938,057	Microsoft Corp.~	43,807,262
351,263	Oracle Corp.	14,029,444
108,506	PayPal Holdings, Inc.#	4,199,182
161,816	QUALCOMM, Inc.	10,419,332
18,925	Red Hat, Inc.~#	1,496,589
80,435	Symantec Corp.~	1,829,092
37,852	TE Connectivity, Ltd.	2,305,944
18,925	Teradata Corp.#	702,307
122,356	Texas Instruments, Inc.~	6,115,353
315,682	Visa, Inc. - Class A^	23,783,482
31,506	Western Digital Corp.	2,711,406
73,338	Yahoo!, Inc.#	2,689,304

		378,275,019

	Materials (1.2%)
26,496	Air Products & Chemicals, Inc.	3,775,945
6,150	Airgas, Inc.~	627,423
42,590	CF Industries Holdings, Inc.~	2,521,328
163,141	Dow Chemical Company~	7,677,415
99,929	E.I. du Pont de Nemours and Company	5,572,041
9,463	Eastman Chemical Company~	741,899
166,170	Freeport-McMoRan, Inc.	1,952,498
51,005	LyondellBasell Industries, NV - Class A~	4,785,799
88,667	Monsanto Company	9,034,281
71,350	Mosaic Company	3,063,769
79,488	Newmont Mining Corp.~	1,364,809
32,552	PPG Industries, Inc.	3,527,986

NUMBER OF SHARES		VALUE

35,675	Praxair, Inc.	$4,071,944

		48,717,137

	Telecommunication Services (1.2%)
703,969	AT&T, Inc.~	24,455,883
95,859	CenturyLink, Inc.~	2,741,567
397,630	Verizon Communications, Inc.~	18,605,108

		45,802,558

	Utilities (1.4%)
99,361	AES Corp.~	1,271,821
64,253	American Electric Power Company, Inc.~	3,634,792
52,046	CMS Energy Corp.~	1,783,096
37,852	Consolidated Edison, Inc.~	2,407,009
45,895	Dominion Resources, Inc.~	3,290,672
127,465	Duke Energy Corp.~	9,460,452
47,314	Edison International	2,839,313
22,712	Entergy Corp.~	1,613,006
18,925	Eversource Energy~	940,951
66,241	Exelon Corp.~	2,125,674
47,314	FirstEnergy Corp.~	1,606,783
77,974	NextEra Energy, Inc.	8,202,865
56,777	PG&E Corp.	2,981,360
47,314	PPL Corp.~	1,505,058
56,777	Public Service Enterprise Group, Inc.~	2,365,898
164,181	Southern Company	7,343,816
42,583	Xcel Energy, Inc.~	1,476,353

		54,848,919

	TOTAL COMMON STOCKS (Cost $1,662,355,572)	1,786,227,731

EXCHANGE-TRADED FUND (1.5%)
	Other (1.5%)
281,540	SPDR S&P 500 ETF Trust^ (Cost $58,433,956)	59,264,170

NUMBER OF CONTRACTS		VALUE
PURCHASED OPTIONS (0.2%)#
	Industrials (0.0%)
750	Greenbrier Companies, Inc. Put, 01/15/16, Strike $35.00	144,375

	Other (0.2%)
	S & P 500 Index
2,000	Put, 08/07/15, Strike $2,075.00	740,000
2,000	Put, 08/14/15, Strike $2,025.00	495,000
1,250	Put, 08/31/15, Strike $2,075.00	2,093,750
1,000	Put, 08/14/15, Strike $2,100.00	1,495,000
1,000	Put, 08/14/15, Strike $2,075.00	810,000
1,000	Put, 08/21/15, Strike $2,025.00	460,000

		6,093,750

	TOTAL PURCHASED OPTIONS (Cost $13,337,860)	6,238,125

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENT (2.4%)
96,725,128	Fidelity Prime Money Market Fund - Institutional Class (Cost $96,725,128)	$96,725,128

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (4.3%)
	Federal Home Loan Bank Discount Notes
32,531,416	0.000%, 09/10/15	32,531,416
25,022,897	0.000%, 08/17/15	25,022,897
25,022,630	0.000%, 08/11/15	25,022,630
17,516,729	0.000%, 09/14/15	17,516,729
28,869,376	Fidelity Prime Money Market Fund - Institutional Class	28,869,376
14,014,171	Goldman Sachs Financial Square Fund	14,014,171
25,025,306	Morgan Stanley Institutional Liquidity Fund	25,025,306

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $168,002,525)	168,002,525

TOTAL INVESTMENTS (103.4%) (Cost $3,925,268,073)		4,086,370,939

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-4.3%)		(168,002,525)

OTHER ASSETS, LESS LIABILITIES (0.8%)		33,346,114

NET ASSETS (100.0%)		$3,951,714,528

NUMBER OF SHARES		VALUE
COMMON STOCKS SOLD SHORT (-22.8%)#
	Consumer Discretionary (-3.5%)
(232,500)	Ctrip.com International, Ltd.	(16,642,350)
(42,000)	HSN, Inc.	(3,087,420)
(130,300)	Iconix Brand Group, Inc.	(2,831,419)
(477,000)	Jarden Corp.	(26,235,000)
(145,800)	Live Nation Entertainment, Inc.	(3,822,876)
(60,500)	M/I Homes, Inc.	(1,517,340)
(96,650)	Meritage Homes Corp.	(4,358,915)
(14,110)	Priceline Group, Inc.	(17,546,773)
(58,000)	Restoration Hardware Holdings, Inc.	(5,884,680)
(312,500)	Ryland Group, Inc.	(14,209,375)
(98,045)	Shutterfly, Inc.	(4,240,446)
(546,400)	Standard Pacific Corp.	(4,912,136)
(167,600)	TAL Education Group	(5,666,556)
(43,500)	Target Corp.	(3,560,475)
(60,700)	Tesla Motors, Inc.	(16,155,305)
(295,500)	Vipshop Holdings, Ltd.	(5,759,295)

		(136,430,361)

NUMBER OF SHARES		VALUE

	Consumer Staples (-0.1%)
(58,700)	Post Holdings, Inc.	$(3,154,538)

	Energy (-1.3%)
(99,000)	Chesapeake Energy Corp.	(857,340)
(131,000)	Helix Energy Solutions Group, Inc.	(1,096,470)
(300,000)	Newpark Resources, Inc.	(2,169,000)
(208,500)	PDC Energy, Inc.	(9,789,075)
(150,000)	Renewable Energy Group, Inc.	(1,530,000)
(100,550)	SEACOR Holdings, Inc.	(6,351,744)
(990,000)	Southwestern Energy Company	(18,414,000)
(32,000)	Stone Energy Corp.	(185,280)
(315,000)	Whiting Petroleum Corp.	(6,454,350)
(735,749)	WPX Energy, Inc.	(6,401,016)

		(53,248,275)

	Financials (-1.2%)
(108,750)	American Residential Properties, Inc.	(2,011,875)
(115,000)	American Tower Corp.	(10,937,650)
(78,200)	Amtrust Financial Services, Inc.	(5,435,682)
(497,900)	Cowen Group, Inc.	(2,813,135)
(315,000)	DDR Corp.	(5,134,500)
(187,959)	Encore Capital Group, Inc.	(8,084,117)
(88,400)	Ezcorp, Inc. - Class A	(626,756)
(135,500)	Forestar Group, Inc.	(1,734,400)
(59,000)	SL Green Realty Corp.	(6,793,260)
(40,000)	Starwood Property Trust, Inc.	(870,400)
(87,500)	Starwood Waypoint Residential Trust	(2,142,000)

		(46,583,775)

	Health Care (-4.5%)
(134,000)	Acorda Therapeutics, Inc.	(4,604,240)
(82,000)	Allergan PLC	(27,154,300)
(195,000)	Allscripts Healthcare Solutions, Inc.	(2,819,700)
(355,000)	AMAG Pharmaceuticals, Inc.	(22,684,500)
(240,500)	Brookdale Senior Living, Inc.	(7,967,765)
(351,000)	Depomed, Inc.	(11,056,500)
(85,000)	Emergent Biosolutions, Inc.	(2,790,550)
(85,000)	Horizon Pharma, PLC	(3,132,250)
(140,000)	IGI Laboratories, Inc.	(1,232,000)
(38,939)	Illumina, Inc.	(8,539,322)
(49,000)	Insulet Corp.	(1,660,610)
(165,500)	Integra LifeSciences Holdings Corp.	(10,613,515)
(362,000)	Ironwood Pharmaceuticals, Inc.	(3,782,900)
(37,500)	Jazz Pharmaceuticals, PLC	(7,209,000)
(83,200)	Ligand Pharmaceuticals, Inc.	(9,007,232)
(520,000)	Medicines Company	(16,322,800)
(266,600)	Molina Healthcare, Inc.	(20,109,638)
(145,500)	NuVasive, Inc.	(8,003,955)
(116,973)	Quidel Corp.	(2,422,511)
(151,000)	Spectranetics Corp.	(2,582,100)
(210,000)	Wright Medical Group, Inc.	(5,426,400)

		(179,121,788)

	Industrials (-0.5%)
(121,000)	Atlas Air Worldwide Holdings, Inc.	(5,947,150)
(173,600)	Navistar International Corp.	(3,044,944)
(15,000)	SolarCity Corp.	(870,000)
(300,000)	Trinity Industries, Inc.	(8,778,000)

		(18,640,094)

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

NUMBER OF SHARES			VALUE

		Information Technology (-11.1%)
(55,500)		Blucora, Inc.	$(786,435)
(142,500)		Bottomline Technologies (de), Inc.	(3,913,050)
(118,100)		BroadSoft, Inc.	(4,124,052)
(74,176)		Brocade Communications Systems, Inc.	(761,046)
(60,000)		CalAmp Corp.	(1,026,600)
(77,500)		Canadian Solar, Inc.	(2,081,262)
(93,999)		Cardtronics, Inc.	(3,484,543)
(599,400)		Ciena Corp.	(15,254,730)
(45,000)		Citrix Systems, Inc.	(3,402,450)
(117,900)		Cornerstone OnDemand, Inc.	(4,251,474)
(419,625)		CSG Systems International, Inc.	(13,050,337)
(127,000)		Dealertrack Technologies, Inc.	(7,882,890)
(925,000)		Electronic Arts, Inc.	(66,183,750)
(130,000)		Electronics For Imaging, Inc.	(5,941,000)
(41,600)		EnerNOC, Inc.	(342,368)
(52,000)		Envestnet, Inc.	(2,355,080)
(40,200)		Euronet Worldwide, Inc.	(2,753,700)
(185,000)		Finisar Corp.	(3,220,850)
(111,000)		FireEye, Inc.	(4,938,390)
(78,500)		HomeAway, Inc.	(2,358,140)
(691,750)		Infinera Corp.	(16,560,495)
(113,000)		InterDigital, Inc.	(6,109,910)
(292,800)		JDS Uniphase Corp.	(3,247,152)
(90,000)		Lam Research Corp.	(6,918,300)
(42,000)		LinkedIn Corp.	(8,536,920)
(392,900)		Mentor Graphics Corp.	(10,250,761)
(65,700)		MercadoLibre, Inc.	(8,586,333)
(146,000)		Microchip Technology, Inc.	(6,254,640)
(732,000)		Micron Technology, Inc.	(13,549,320)
(13,500)		NetSuite, Inc.	(1,334,340)
(731,000)		NVIDIA Corp.	(14,583,450)
(103,773)		NXP Semiconductors, NV	(10,064,943)
(1,619,000)		ON Semiconductor Corp.	(17,193,780)
(91,300)		Palo Alto Networks, Inc.	(16,966,279)
(230,575)		Photronics, Inc.	(1,902,244)
(179,544)		Proofpoint, Inc.	(11,616,497)
(91,000)		Qihoo 360 Technology Company, Ltd.	(5,642,910)
(454,000)		Rambus, Inc.	(5,942,860)
(68,000)	EUR	Rocket Internet, SE	(2,445,431)
(123,589)		Rovi Corp.	(1,358,243)
(174,700)		Salesforce.com, Inc.	(12,805,510)
(475,000)		SanDisk Corp.	(28,637,750)
(49,000)		ServiceNow, Inc.	(3,944,500)
(7,500)		SINA Corp.	(304,575)
(726,000)		SunEdison, Inc.	(16,901,280)
(58,500)		Synchronoss Technologies, Inc.	(2,796,300)
(845,000)		Take-Two Interactive Software, Inc.	(26,685,100)
(290,300)		TiVo, Inc.	(2,891,388)
(425,500)		TTM Technologies, Inc.	(3,884,815)
(145,000)		Twitter, Inc.	(4,496,450)
(10,425)		VMware, Inc. - Class A	(929,180)
(98,200)		Workday, Inc. - Class A	(8,281,206)
(132,000)		Xilinx, Inc.	(5,511,000)
(43,000)		Yahoo!, Inc.	(1,576,810)
(132,900)		Yandex, NV - Class A	(1,848,639)

			(438,671,458)

		Materials (-0.4%)
(141,846)		Alcoa, Inc.	(1,400,020)
(403,000)		B2Gold Corp.	(431,210)
(1,182,780)		Cemex, SAB de CV	(10,053,630)
(121,600)		Horsehead Holding Corp.	(1,006,848)

NUMBER OF SHARES		VALUE

(195,000)	United States Steel Corp.	$(3,796,650)

		(16,688,358)

	Telecommunication Services (-0.2%)
(1,770,000)	Frontier Communications Corp.	(8,354,400)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $798,882,889)	(900,893,047)

NUMBER OF CONTRACTS		VALUE
WRITTEN OPTIONS (-0.3%)#
	Consumer Discretionary (0.0%)
1,405	Vipshop Holdings, Ltd. Call, 01/15/16, Strike $7.00	(1,756,250)

	Energy (0.0%)
250	Chesapeake Energy Corp. Put, 01/15/16, Strike $7.00	(30,000)
250	Whiting Petroleum Corp. Put, 01/15/16, Strike $20.00	(71,250)

		(101,250)

	Industrials (0.0%)
750	Greenbrier Companies, Inc. Call, 01/15/16, Strike $55.00	(136,875)
350	SolarCity Corp. Call, 01/20/17, Strike $85.00	(127,750)

		(264,625)

	Information Technology (0.0%)
2,000	SanDisk Corp. Put, 01/15/16, Strike $50.00	(340,000)

	Other (-0.3%)
	S & P 500 Index
2,000	Put, 08/14/15, Strike $2,050.00	(880,000)
1,500	Call, 09/18/15, Strike $2,115.00	(3,877,500)
1,000	Call, 08/07/15, Strike $2,095.00	(1,620,000)
1,000	Call, 08/14/15, Strike $2,110.00	(1,150,000)
1,000	Put, 08/14/15, Strike $2,040.00	(350,000)
1,000	Call, 08/31/15, Strike $2,125.00	(1,180,000)
500	Call, 12/31/15, Strike $2,225.00	(710,000)
500	Call, 12/31/15, Strike $2,200.00	(1,072,500)

		(10,840,000)

	TOTAL WRITTEN OPTIONS (Premium $18,008,861)	(13,302,125)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

~	Security, or portion of security, is segregated as collateral for written options. The aggregate value of such securities is $578,850,053.
^	Security, or portion of security, is on loan.
¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.
‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2015.
#	Non-income producing security.
**	In default status and considered illiquid and non-income producing.

FOREIGN CURRENCY ABBREVIATION

EUR	European Monetary Unit

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Hedged Equity Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (96.2%)
	Consumer Discretionary (11.3%)
234	Amazon.com, Inc.#	$125,459
17	AutoZone, Inc.#~	11,916
145	CarMax, Inc.#~	9,354
382	Carnival Corp.	20,357
334	Coach, Inc.	10,421
1,753	Comcast Corp. - Class A~	109,405
203	D.R. Horton, Inc.	6,027
116	Darden Restaurants, Inc.	8,556
421	Delphi Automotive, PLC	32,872
145	Discovery Communications, Inc. - Class A#~	4,788
145	Discovery Communications, Inc. - Class C#~	4,394
152	Dollar General Corp.	12,216
2,348	Ford Motor Company	34,821
70	Fossil Group, Inc.#	4,812
180	Gap, Inc.~	6,566
626	General Motors Company, Inc.	19,725
1,352	Home Depot, Inc.~	158,225
204	Interpublic Group of Companies, Inc.	4,345
112	Lennar Corp. - Class A	5,940
1,127	Lowe’s Companies, Inc.	78,169
159	Macy’s, Inc.	10,981
584	McDonald’s Corp.	58,318
126	Michael Kors Holdings, Ltd.#~	5,291
57	Mohawk Industries, Inc.#	11,491
215	Netflix, Inc.#	24,577
521	Nike, Inc. - Class B	60,030
39	Priceline Group, Inc.#	48,499
62	PVH Corp.	7,194
234	Ross Stores, Inc.	12,439
220	Royal Caribbean Cruises, Ltd.	19,767
690	Starbucks Corp.	39,972
125	Time Warner Cable, Inc.	23,751
513	Time Warner, Inc.	45,165
200	TJX Companies, Inc.	13,964
53	TripAdvisor, Inc.#	4,207
1,227	Twenty-First Century Fox, Inc.	42,319
215	Viacom, Inc. - Class B	12,255
1,211	Walt Disney Company~	145,320
47	Whirlpool Corp.	8,353
70	Wynn Resorts, Ltd.	7,226
115	Yum! Brands, Inc.	10,092

		1,279,579

	Consumer Staples (9.4%)
1,610	Altria Group, Inc.~	87,552
688	Archer-Daniels-Midland Company~	32,625
2,179	Coca-Cola Company~	89,513
438	Colgate-Palmolive Company	29,793
232	ConAgra Foods, Inc.~	10,222
267	Costco Wholesale Corp.	38,795
908	CVS Health Corp.	102,123
375	General Mills, Inc.	21,829
82	Hershey Company~	7,617
204	Kellogg Company	13,499
189	Kimberly-Clark Corp.	21,729
366	Kraft Heinz Company	29,086
756	Kroger Company	29,665

NUMBER OF SHARES		VALUE

117	Mead Johnson Nutrition Company	$10,342
966	Mondelez International, Inc. - Class A	43,596
1,164	PepsiCo, Inc.	112,151
970	Philip Morris International, Inc.	82,964
1,722	Procter & Gamble Company~	132,077
103	Reynolds American, Inc.	8,836
1,168	Wal-Mart Stores, Inc.~	84,073
610	Walgreens Boots Alliance, Inc.	58,944
432	Whole Foods Market, Inc.	15,725

		1,062,756

	Energy (7.1%)
274	Anadarko Petroleum Corp.~	20,372
143	Apache Corp.~	6,558
281	Baker Hughes, Inc.~	16,340
1,205	Chevron Corp.~	106,618
721	ConocoPhillips	36,295
364	Devon Energy Corp.	17,989
528	EOG Resources, Inc.	40,756
164	EQT Corp.	12,603
2,728	Exxon Mobil Corp.	216,085
557	Halliburton Company	23,277
57	Helmerich & Payne, Inc.	3,291
105	Hess Corp.~	6,196
843	Kinder Morgan, Inc.	29,202
349	Marathon Oil Corp.	7,332
594	Marathon Petroleum Corp.	32,474
76	Murphy Oil Corp.	2,492
281	National Oilwell Varco, Inc.	11,839
406	Noble Energy, Inc.	14,303
470	Occidental Petroleum Corp.	32,994
463	Phillips 66	36,809
817	Schlumberger, Ltd.	67,664
595	Spectra Energy Corp.	18,005
610	Valero Energy Corp.	40,016

		799,510

	Financials (16.5%)
169	ACE, Ltd.	18,382
215	Aflac, Inc.~	13,771
559	Allstate Corp.~	38,543
1,099	American Express Company~	83,590
1,378	American International Group, Inc.~	88,357
234	American Tower Corp.~	22,256
189	Ameriprise Financial, Inc.~	23,752
70	AvalonBay Communities, Inc.~	12,064
6,392	Bank of America Corp.~	114,289
1,252	Bank of New York Mellon Corp.~	54,337
532	BB&T Corp.~	21,424
1,252	Berkshire Hathaway, Inc. - Class B#~	178,710
74	BlackRock, Inc.~	24,888
406	Capital One Financial Corp.	33,008
1,017	Charles Schwab Corp.	35,473
116	Chubb Corp.	14,422
1,817	Citigroup, Inc.~	106,222
195	Crown Castle International Corp.	15,972
296	Discover Financial Services	16,520
211	Equity Residential	15,785
639	Fifth Third Bancorp	13,464
247	Franklin Resources, Inc.	11,251
435	Genworth Financial, Inc. - Class A#	3,049

See accompanying Notes to Schedule of Investments

Calamos Hedged Equity Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

NUMBER OF SHARES		VALUE

269	Goldman Sachs Group, Inc.	$55,164
261	Hartford Financial Services Group, Inc.	12,411
195	Health Care REIT, Inc.	13,527
529	Host Hotels & Resorts, Inc.	10,252
435	Invesco, Ltd.	16,791
2,583	JPMorgan Chase & Company~	177,013
444	Lincoln National Corp.	25,006
90	Macerich Company	7,124
978	MetLife, Inc.	54,514
845	Morgan Stanley	32,820
334	PNC Financial Services Group, Inc.	32,792
277	Principal Financial Group, Inc.	15,376
320	Prologis, Inc.	12,995
526	Prudential Financial, Inc.	46,477
89	Public Storage	18,261
1,103	Regions Financial Corp.	11,460
257	Simon Property Group, Inc.	48,116
252	State Street Corp.	19,293
349	SunTrust Banks, Inc.	15,475
157	T. Rowe Price Group, Inc.	12,109
161	Travelers Companies, Inc.	17,085
1,033	US Bancorp~	46,702
190	Ventas, Inc.	12,747
175	Vornado Realty Trust	17,071
2,962	Wells Fargo & Company~	171,411

		1,861,521

	Health Care (14.8%)
819	Abbott Laboratories~	41,515
1,282	AbbVie, Inc.~	89,753
344	Aetna, Inc.~	38,862
204	Agilent Technologies, Inc.~	8,354
123	Alexion Pharmaceuticals, Inc.#~	24,285
295	Allergan plc#	97,689
463	Amgen, Inc.~	81,761
233	Anthem, Inc.~	35,945
375	Baxalta, Inc.#	12,311
375	Baxter International, Inc.~	15,030
176	Biogen, Inc.#~	56,105
878	Bristol-Myers Squibb Company~	57,632
200	Cardinal Health, Inc.	16,996
316	Celgene Corp.#	41,475
305	Cerner Corp.#	21,875
235	Cigna Corp.	33,854
116	DaVita HealthCare Partners, Inc.#~	9,168
134	Edwards Lifesciences Corp.#	20,389
564	Eli Lilly and Company	47,664
609	Express Scripts Holding Company#	54,853
991	Gilead Sciences, Inc.	116,799
1,757	Johnson & Johnson~	176,069
139	Laboratory Corp. of America Holdings#	17,693
673	Medtronic, PLC	52,757
2,155	Merck & Company, Inc.	127,059
266	Mylan, NV#	14,893
82	Perrigo Company, PLC	15,760
4,061	Pfizer, Inc.~	146,440
87	Quest Diagnostics, Inc.	6,421
23	Regeneron Pharmaceuticals, Inc.#	12,734
321	St. Jude Medical, Inc.	23,696
258	Stryker Corp.	26,386

NUMBER OF SHARES		VALUE

470	Thermo Fisher Scientific, Inc.	$65,579
532	UnitedHealth Group, Inc.	64,585

		1,672,387

	Industrials (8.8%)
319	3M Company	48,278
580	Boeing Company~	83,619
382	Caterpillar, Inc.	30,037
581	CSX Corp.	18,174
110	Cummins, Inc.	14,248
375	Danaher Corp.	34,335
425	Deere & Company	40,192
876	Delta Air Lines, Inc.	38,842
226	Eaton Corp., PLC	13,691
375	Emerson Electric Company	19,406
182	Expeditors International of Washington, Inc.~	8,530
220	FedEx Corp.	37,713
192	Fluor Corp.	8,976
192	General Dynamics Corp.	28,629
6,144	General Electric Company~	160,359
678	Honeywell International, Inc.	71,224
250	Illinois Tool Works, Inc.	22,368
135	Jacobs Engineering Group, Inc.#	5,686
66	Kansas City Southern	6,547
50	L-3 Communications Holdings, Inc.	5,773
163	Lockheed Martin Corp.	33,757
406	Masco Corp.	10,714
283	Norfolk Southern Corp.	23,865
204	Pentair, PLC	12,405
121	Precision Castparts Corp.	23,585
145	Robert Half International, Inc.	7,979
891	Southwest Airlines Company	32,254
502	Union Pacific Corp.	48,990
517	United Parcel Service, Inc. - Class B	52,920
585	United Technologies Corp.	58,681

		1,001,777

	Information Technology (20.2%)
345	Accenture, PLC - Class A	35,573
232	Akamai Technologies, Inc.#~	17,797
232	Amphenol Corp. - Class A~	13,087
4,001	Apple, Inc.	485,321
930	Applied Materials, Inc.~	16,145
145	Avago Technologies, Ltd.	18,145
406	Broadcom Corp. - Class A	20,548
2,974	Cisco Systems, Inc.	84,521
442	Cognizant Technology Solutions Corp. - Class A#	27,890
665	eBay, Inc.#	18,700
1,757	EMC Corp.	47,246
130	F5 Networks, Inc.#	17,438
1,560	Facebook, Inc. - Class A#~	146,656
375	Fiserv, Inc.#	32,572
169	Google, Inc. - Class A#~	111,117
169	Google, Inc. - Class C#	105,728
1,414	Hewlett-Packard Company	43,155
3,615	Intel Corp.~	104,654
612	International Business Machines Corp.~	99,138
419	Juniper Networks, Inc.	11,908
172	KLA-Tencor Corp.	9,125
983	MasterCard, Inc. - Class A	95,744
231	Microchip Technology, Inc.	9,896

See accompanying Notes to Schedule of Investments

Calamos Hedged Equity Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

NUMBER OF SHARES		VALUE

799	Micron Technology, Inc.#	$14,789
5,756	Microsoft Corp.	268,805
2,157	Oracle Corp.~	86,151
665	PayPal Holdings, Inc.#	25,736
994	QUALCOMM, Inc.~	64,004
116	Red Hat, Inc.#~	9,173
494	Symantec Corp.	11,234
233	TE Connectivity, Ltd.	14,194
116	Teradata Corp.#	4,305
752	Texas Instruments, Inc.	37,585
1,936	Visa, Inc. - Class A~	145,858
197	Western Digital Corp.	16,954
468	Yahoo!, Inc.#	17,162

		2,288,054

	Materials (2.6%)
162	Air Products & Chemicals, Inc.~	23,086
37	Airgas, Inc.~	3,775
260	CF Industries Holdings, Inc.	15,392
1,002	Dow Chemical Company	47,154
614	E.I. du Pont de Nemours and Company	34,237
57	Eastman Chemical Company	4,469
1,020	Freeport-McMoRan, Inc.	11,985
314	LyondellBasell Industries, NV - Class A	29,462
545	Monsanto Company	55,530
438	Mosaic Company	18,808
487	Newmont Mining Corp.	8,362
202	PPG Industries, Inc.	21,893
220	Praxair, Inc.	25,111

		299,264

	Telecommunication Services (2.5%)
4,324	AT&T, Inc.~	150,216
590	CenturyLink, Inc.	16,874
2,442	Verizon Communications, Inc.~	114,261

		281,351

	Utilities (3.0%)
609	AES Corp.~	7,795
394	American Electric Power Company, Inc.~	22,289
320	CMS Energy Corp.~	10,963
232	Consolidated Edison, Inc.	14,753
281	Dominion Resources, Inc.	20,148
783	Duke Energy Corp.	58,114
291	Edison International	17,463
139	Entergy Corp.	9,872
116	Eversource Energy	5,767
406	Exelon Corp.	13,028
291	FirstEnergy Corp.	9,882
478	NextEra Energy, Inc.	50,286
349	PG&E Corp.	18,326
291	PPL Corp.	9,257
349	Public Service Enterprise Group, Inc.	14,543
1,007	Southern Company	45,043
261	Xcel Energy, Inc.	9,049

		336,578

	TOTAL COMMON STOCKS (Cost $10,783,227)	10,882,777

NUMBER OF SHARES		VALUE

EXCHANGE-TRADED FUND (2.5%)
	Other (2.5%)
1,351	SPDR S&P 500 ETF Trust (Cost $283,496)	$284,385

NUMBER OF CONTRACTS		VALUE
PURCHASED OPTIONS (0.3%)#
	Other (0.3%)
	S & P 500 Index
15	Put, 08/07/15, Strike $2,075.00	5,550
9	Put, 08/31/15, Strike $2,075.00	15,075
8	Put, 08/21/15, Strike $2,025.00	3,680
5	Put, 08/14/15, Strike $2,100.00	7,475
5	Put, 08/14/15, Strike $2,075.00	4,050

	(Cost $73,809)	35,830

NUMBER OF SHARES		VALUE
SHORT TERM INVESTMENT (0.9%)
95,234	Fidelity Prime Money Market Fund - Institutional Class (Cost $95,234)	95,234

TOTAL INVESTMENTS (99.9%) (Cost $11,235,766)		11,298,226

OTHER ASSETS, LESS LIABILITIES (0.1%)		10,176

NET ASSETS (100.0%)		$11,308,402

NUMBER OF CONTRACTS		VALUE
WRITTEN OPTIONS (-0.6%)#
	Other (-0.6%)
	S & P 500 Index
10	Put, 08/14/15, Strike $2,050.00	(4,400)
8	Call, 09/18/15, Strike $2,115.00	(20,680)
5	Call, 08/07/15, Strike $2,095.00	(8,100)
5	Call, 08/14/15, Strike $2,110.00	(5,750)
5	Put, 08/14/15, Strike $2,040.00	(1,750)
5	Call, 08/31/15, Strike $2,125.00	(5,900)
3	Call, 09/11/15, Strike $2,125.00	(5,130)
3	Call, 12/31/15, Strike $2,225.00	(4,260)
3	Call, 12/31/15, Strike $2,200.00	(6,435)

	(Premium $88,374)	(62,405)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral for written options. The aggregate value of such securities is $4,001,121.

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Long/Short Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (73.7%)
	Consumer Discretionary (22.8%)
31,109	Brinker International, Inc.~	$1,863,429
41,740	Brunswick Corp.~	2,215,977
100,603	Del Taco Restaurants, Inc.#	1,579,467
148,014	La Quinta Holdings, Inc.~#	3,140,857
15,274	Nike, Inc. - Class B~	1,759,870
89,949	Norwegian Cruise Line Holdings, Ltd.#	5,614,617
74,853	Party City Holdco, Inc.#	1,543,469
11,507	Starwood Hotels & Resorts Worldwide, Inc.	914,346
32,621	Vitamin Shoppe, Inc.~#	1,199,148
16,310	Walt Disney Company	1,957,200

		21,788,380

	Consumer Staples (2.0%)
14,452	Blue Buffalo Pet Products, Inc.#	403,789
88,558	Smart & Final Stores, Inc.#	1,540,909

		1,944,698

	Financials (14.6%)
85,016	Blackstone Group, LP~	3,336,878
21,330	CIT Group, Inc.~	1,003,363
400,604	Fortress Investment Group, LLC - Class A~	2,740,131
64,833	Hilltop Holdings, Inc.~#	1,364,735
60,884	JPMorgan Chase & Company~	4,172,381
80,687	Navient Corp.~	1,266,786

		13,884,274

	Health Care (14.2%)
51,448	Agilent Technologies, Inc.~	2,106,795
21,727	Cepheid~#	1,207,804
24,758	Cerner Corp.#	1,775,644
2,059	Illumina, Inc.#	451,539
30,510	Insulet Corp.~#	1,033,984
16,930	Laboratory Corp. of America Holdings~#	2,155,019
29,387	Medtronic, PLC	2,303,647
35,197	Merck & Company, Inc.~	2,075,215
70,269	Presbia, PLC#^**	416,611
308,561	Targeted Medical Pharma, Inc.~#**	11,139

		13,537,397

	Information Technology (15.8%)
17,504	Apple, Inc.~	2,123,235
30,778	Facebook, Inc. - Class A#	2,893,440
4,151	Google, Inc. - Class A~#	2,729,282
3,679	Google, Inc. - Class C~#	2,301,619
64,529	IAC/InterActiveCorp~	4,985,511

		15,033,087

	Materials (4.3%)
126,396	Berry Plastics Group, Inc.~#	4,115,454

	TOTAL COMMON STOCKS (Cost $63,706,929)	70,303,290

NUMBER OF CONTRACTS		VALUE

PURCHASED OPTIONS (0.2%)#
	Consumer Discretionary (0.1%)
962	Cablevision Systems Corp. Put, 09/18/15, Strike $24.00	$86,580

	Information Technology (0.1%)
200	Facebook, Inc. Call, 08/21/15, Strike $97.00	24,500
594	Western Union Company Call, 09/18/15, Strike $19.00	84,645

		109,145

	TOTAL PURCHASED OPTIONS (Cost $306,733)	195,725

NUMBER OF SHARES		VALUE
SHORT TERM INVESTMENT (23.7%)
22,544,653	Fidelity Prime Money Market Fund - Institutional Class (Cost $22,544,653)	22,544,653

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.4%)
	Federal Home Loan Bank Discount Notes
78,612	0.000%, 09/10/15	78,612
60,467	0.000%, 08/17/15	60,467
60,467	0.000%, 08/11/15	60,467
42,329	0.000%, 09/14/15	42,329
69,762	Fidelity Prime Money Market Fund - Institutional Class	69,762
33,865	Goldman Sachs Financial Square Fund	33,865
60,473	Morgan Stanley Institutional Liquidity Fund	60,473

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $405,975)	405,975

TOTAL INVESTMENTS (98.0%) (Cost $86,964,290)		93,449,643

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.4%)		(405,975)

OTHER ASSETS, LESS LIABILITIES (2.4%)		2,345,648

NET ASSETS (100.0%)		$95,389,316

See accompanying Notes to Schedule of Investments

Calamos Long/Short Fund

SCHEDULE OF INVESTMENTS JULY 31, 2015 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS SOLD SHORT (-23.1%)#
		Consumer Discretionary (-6.8%)
(17,801)		Cheesecake Factory, Inc.	$(1,027,830)
(25,521)		Five Below, Inc.	(940,959)
(24,234)		Kohl’s Corp.	(1,486,029)
(20,018)		L Brands, Inc.	(1,615,853)
(7,809)		lululemon athletica, inc.	(490,874)
(12,602)		Omnicom Group, Inc.	(920,954)

			(6,482,499)

		Consumer Staples (-0.8%)
(28,939)		Sprouts Farmers Market, Inc.	(709,584)

		Financials (-3.0%)
(54,468)		Cohen & Steers, Inc.	(1,683,606)
(23,776)		NASDAQ OMX Group, Inc.	(1,213,289)

			(2,896,895)

		Health Care (-4.8%)
(14,023)		DexCom, Inc.	(1,187,047)
(12,867)		St. Jude Medical, Inc.	(949,842)
(32,334)	DKK	William Demant Holding, A/S	(2,462,578)

			(4,599,467)

		Industrials (-3.8%)
(37,270)		Deluxe Corp.	(2,401,306)
(26,006)		Nielsen, NV	(1,260,251)

			(3,661,557)

		Information Technology (-2.9%)
(34,900)		Pandora Media, Inc.	(611,448)
(59,487)		Western Union Company	(1,204,017)
(11,515)		Zillow Group, Inc.	(938,472)

			(2,753,937)

		Telecommunication Services (-1.0%)
(26,443)		AT&T, Inc.	(918,630)

		TOTAL COMMON STOCKS SOLD SHORT (Proceeds $21,291,336)	(22,022,569)

EXCHANGE-TRADED FUNDS SOLD SHORT (-3.1%)#
		Other (-3.1%)
(12,729)		Health Care Select Sector SPDR Fund	(974,914)
(9,000)		PowerShares QQQ	(1,007,550)
(3,568)		SPDR S&P MidCap 400 ETF Trust	(975,812)

		(Proceeds $2,915,489)	(2,958,276)

NUMBER OF CONTRACTS		VALUE

WRITTEN OPTIONS (-0.2%)#
	Consumer Discretionary (-0.2%)
384	Brunswick Company Put, 08/21/15, Strike $50.00	$(8,640)
100	L Brands, Inc. Put, 08/21/15, Strike $83.00	(34,000)
80	Norwegian Cruise Line Holdings Call, 08/21/15, Strike $60.00	(28,800)
326	Vitamin Shoppe, Inc. Call, 08/21/15, Strike $35.00	(85,575)

		(157,015)

	Information Technology (0.0%)
	Facebook, Inc.
200	Call, 08/21/15, Strike $104.00	(5,700)
200	Put, 08/21/15, Strike $86.00	(4,900)
41	Google, Inc. Call, 08/21/15, Strike $700.00	(6,048)
594	Western Union Company Put, 11/20/15, Strike $18.00	(17,820)

		(34,468)

	TOTAL WRITTEN OPTIONS (Premium $220,702)	(191,483)

NOTES TO SCHEDULE OF INVESTMENTS

~	Security, or portion of security, is segregated as collateral for written options. The aggregate value of such securities is $15,287,870.
#	Non-income producing security.
^	Security, or portion of security, is on loan.
**	In default status and considered illiquid and non-income producing.

FOREIGN CURRENCY ABBREVIATION

DKK	Danish Krone

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

NOTE 1 — ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization. CALAMOS INVESTMENT TRUST, a Massachusetts business trust organized December 21, 1987 (the “Trust”), consists of nineteen series, Growth Fund, Opportunistic Value Fund, Focus Growth Fund, Discovery Growth Fund, Dividend Growth Fund, Mid Cap Growth Fund, International Growth Fund, Evolving World Growth Fund, Emerging Market Equity Fund, Global Equity Fund, Growth and Income Fund, Global Growth and Income Fund, Convertible Fund, Global Convertible Fund (commenced operations on December 31, 2014), Total Return Bond Fund, High Income Fund, Market Neutral Income Fund, Hedged Equity Income Fund (commenced operations on December 31, 2014) and Long/Short Fund (each a “Fund” and collectively the “Funds”). The Trust is registered under the Investment Company Act of 1940 as amended (the “1940 Act”) as an open-end management investment company. The Trust currently offers Class A, Class C, Class I and Class R shares of each of the Funds. Class B shares continue to be outstanding, but are no longer an offered class of shares.

Fund Valuation. The valuation of the Funds’ investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the respective Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the respective Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

Each Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of July 31, 2015.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, each Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. Each Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates.

As of July 31, 2015, the Funds had outstanding forward foreign currency contracts as listed on the Schedules of Investments.

NOTE 2 — INVESTMENTS

The following information is presented on a federal income tax basis as of July 31, 2015. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at July 31, 2015 was as follows:

FUND	COST BASIS OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Growth Fund	$2,275,433,340	$791,042,843	$(44,523,791)	$746,519,052
Opportunistic Value Fund	69,673,065	4,497,718	(3,888,227)	609,491
Focus Growth Fund	59,077,420	11,427,532	(1,773,999)	9,653,533
Discovery Growth Fund	48,929,972	6,160,583	(3,302,530)	2,858,053
Dividend Growth Fund	30,704,738	2,505,411	(846,288)	1,659,123
Mid Cap Growth Fund	35,497,250	4,065,550	(1,785,898)	2,279,652
International Growth Fund	618,262,654	69,925,561	(29,727,780)	40,197,781
Evolving World Growth Fund	587,235,372	35,708,900	(53,013,903)	(17,305,003)
Emerging Market Equity Fund	14,815,934	743,187	(1,615,053)	(871,866)
Global Equity Fund	171,226,515	38,982,510	(8,281,149)	30,701,361
Growth and Income Fund	2,335,013,922	500,524,917	(66,976,891)	433,548,026
Global Growth and Income Fund	392,382,107	35,980,857	(16,979,504)	19,001,353
Convertible Fund	1,236,002,629	103,611,902	(57,913,922)	45,697,980
Global Convertible Fund	34,785,111	650,670	(1,252,081)	(601,411)
Total Return Bond Fund	73,021,516	1,197,736	(387,881)	809,855
High Income Fund	120,189,409	1,401,831	(5,672,987)	(4,271,156)
Market Neutral Income Fund	3,893,099,481	377,097,598	(183,826,140)	193,271,458
Hedged Equity Income Fund	11,227,846	636,656	(566,276)	70,380
Long/Short Fund	86,808,125	8,035,747	(1,394,229)	6,641,518

NOTE 3 — SHORT SALES

Securities sold short represent obligations to deliver the securities at a future date. A Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

NOTE 4 — SECURITIES LENDING

The Funds may loan one or more of their securities to broker-dealers and banks. Any such loan must be secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the value of the securities loaned by the Funds. The Funds continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. Upon receipt of cash or cash equivalent collateral, the Funds’ securities lending agent invests the collateral into short term investments following investment guidelines approved by Calamos Advisors. The Funds record the investment of collateral as an asset and the value of the collateral as a liability on the Statements of Assets and Liabilities. If the value of the invested collateral declines below the value of the collateral deposited by the borrower, the Funds will record unrealized depreciation equal to the decline in value of the invested collateral. The Funds may pay reasonable fees to persons unaffiliated with the Funds for services in arranging these loans. The Funds have the right to call a loan and obtain the securities loaned at any time. The Funds do not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Funds could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Funds seek to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing their rights. In an effort to reduce these risks, the Funds’ security lending agent monitors and reports to Calamos Advisors on the creditworthiness of the firms to which a Fund lends securities.

At July 31, 2015, securities were on loan for the Funds below:

Fund	Value of securities on loan to broker-dealers and banks	Amount of collateral held in short term investments and the corresponding liability
Growth Fund	$13,326,183	$14,663,125
Opportunistic Value Fund	—	—
Focus Growth Fund	479,944	464,800
Discovery Growth Fund	2,337,743	2,403,489
Dividend Growth Fund	237,317	241,875
Mid Cap Growth Fund	—	—
International Growth Fund	—	—
Evolving World Growth Fund	645,866	5,548,717
Emerging Market Equity Fund	29,114	35,175
Global Equity Fund	1,088,250	1,125,000
Growth and Income Fund	59,086,570	60,436,582
Global Growth and Income Fund	14,023,150	14,253,920
Convertible Fund	51,737,141	52,769,440
Global Convertible Fund	221,883	229,265
Total Return Bond Fund	328,388	343,350
High Income Fund	6,073,475	6,321,955
Market Neutral Income Fund	163,684,218	168,002,525
Hedged Equity Income Fund	—	—
Long/Short Fund	324,898	405,975

NOTE 5 — FAIR VALUE MEASUREMENT

Various inputs are used to determine the value of the Funds’ investments. These inputs are categorized into three broad levels as follows:

•	Level 1 — Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•

Level 2 — Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•

Level 3 — Prices reflect unobservable market inputs (including the Funds’ own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Funds’ investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Funds’ holdings at fair value:

	GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks U.S.	$2,839,923,231	$—	$—	$2,839,923,231
Common Stocks Foreign	—	15,146,710	—	15,146,710
Short Term Investment	152,219,326	—	—	152,219,326
Investment of Cash Collateral For Securities Loaned	5,927,030	8,736,095	—	14,663,125
Forward Foreign Currency Contracts	—	4,138	—	4,138

Total	$2,998,069,587	$23,886,943	$—	$3,021,956,530

Liabilities:
Collateral For Securities Loaned	$—	$14,663,125	$—	$14,663,125
Forward Foreign Currency Contracts	—	108,015	—	108,015

Total	$—	$14,771,140	$—	$14,771,140

	OPPORTUNISTIC VALUE FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks U.S.	$68,892,382	$—	$—	$68,892,382
Short Term Investment	1,390,174	—	—	1,390,174

Total	$70,282,556	$—	$—	$70,282,556

	FOCUS GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks U.S.	$63,073,239	$—	$—	$63,073,239
Short Term Investment	5,192,914	—	—	5,192,914
Investment of Cash Collateral For Securities Loaned	187,878	276,922	—	464,800
Forward Foreign Currency Contracts	—	461	—	461

Total	$68,454,031	$277,383	$—	$68,731,414

Liabilities:
Collateral For Securities Loaned	$—	$464,800	$—	$464,800
Forward Foreign Currency Contracts	—	3,574	—	3,574

Total	$—	$468,374	$—	$468,374

	DISCOVERY GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks U.S.	$44,835,044	$—	$—	$44,835,044
Short Term Investment	4,549,492	—	—	4,549,492
Investment of Cash Collateral For Securities Loaned	971,522	1,431,967	—	2,403,489

Total	$50,356,058	$1,431,967	$—	$51,788,025

Liabilities:
Collateral For Securities Loaned	$—	$2,403,489	$—	$2,403,489

Total	$—	$2,403,489	$—	$2,403,489

	DIVIDEND GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks U.S.	$30,784,158	$—	$—	$30,784,158
Short Term Investment	1,337,828	—	—	1,337,828
Investment of Cash Collateral For Securities Loaned	97,769	144,106	—	241,875

Total	$32,219,755	$144,106	$—	$32,363,861

Liabilities:
Collateral For Securities Loaned	$—	$241,875	$—	$241,875

Total	$—	$241,875	$—	$241,875

	MID CAP GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks U.S.	$34,474,685	$—	$—	$34,474,685
Short Term Investment	3,302,217	—	—	3,302,217
Forward Foreign Currency Contracts	—	2,220	—	2,220

Total	$37,776,902	$2,220	$—	$37,779,122

Liabilities:
Forward Foreign Currency Contracts	$—	$1,315	$—	$1,315

Total	$—	$1,315	$—	$1,315

	INTERNATIONAL GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks Foreign	$38,127,325	$564,931,602	$—	$603,058,927
Common Stocks U.S.	35,651,740	—	—	35,651,740
Right	—	385,486	—	385,486
Short Term Investment	19,364,282	—	—	19,364,282
Forward Foreign Currency Contracts	—	289,123	—	289,123

Total	$93,143,347	$565,606,211	$—	$658,749,558

	TRANSFERS IN TO LEVEL 1*	TRANSFERS OUT OF LEVEL 1**	TRANSFERS IN TO LEVEL 2**	TRANSFERS OUT OF LEVEL 2*
Investments at Value:
Common Stock Foreign	$4,192,917	$6,841,436	$6,841,436	$4,192,917

Total	$4,192,917	$6,841,436	$6,841,436	$4,192,917

*	Transfers from Level 2 to Level 1 were due to the availability of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges.
**	Transfers from Level 1 to Level 2 were due to the availability of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges.

	EVOLVING WORLD GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$121,506,694	$—	$121,506,694
Common Stocks Foreign	75,517,236	302,154,691	—	377,671,927
Common Stocks U.S.	37,015,805	—	—	37,015,805
Short Term Investment	28,187,226	—	—	28,187,226
Investment of Cash Collateral For Securities Loaned	2,242,865	3,305,852	—	5,548,717
Forward Foreign Currency Contracts	—	179,314	—	179,314

Total	$142,963,132	$427,146,551	$—	$570,109,683

Liabilities:
Collateral For Securities Loaned	$—	$5,548,717	$—	$5,548,717
Forward Foreign Currency Contracts	—	37,320	—	37,320

Total	$—	$5,586,037	$—	$5,586,037

	TRANSFERS IN TO LEVEL 1*	TRANSFERS OUT OF LEVEL 1**	TRANSFERS IN TO LEVEL 2**	TRANSFERS OUT OF LEVEL 2*
Investments at Value:
Common Stock Foreign	$9,717,257	$8,288,406	$8,288,406	$9,717,257

Total	$9,717,257	$8,288,406	$8,288,406	$9,717,257

*	Transfers from Level 2 to Level 1 were due to the availability of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges.
**	Transfers from Level 1 to Level 2 were due to the availability of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges.

	EMERGING MARKET EQUITY FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks Foreign	$2,356,810	$8,084,597	$—	$10,441,407
Common Stocks U.S.	2,767,882	—	—	2,767,882
Short Term Investment	699,604	—	—	699,604
Investment of Cash Collateral For Securities Loaned	14,218	20,957	—	35,175

Total	$5,838,514	$8,105,554	$—	$13,944,068

Liabilities:
Collateral For Securities Loaned	$—	$35,175	$—	$35,175

Total	$—	$35,175	$—	$35,175

	GLOBAL EQUITY FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks U.S.	$98,506,042	$—	$—	$98,506,042
Common Stocks Foreign	5,599,993	88,456,693	—	94,056,686
Purchased Options	105,987	—	—	105,987
Short Term Investment	8,134,161	—	—	8,134,161
Investment of Cash Collateral For Securities Loaned	454,740	670,260	—	1,125,000
Forward Foreign Currency Contracts	—	51,477	—	51,477

Total	$112,800,923	$89,178,430	$—	$201,979,353

Liabilities:
Collateral For Securities Loaned	$—	$1,125,000	$—	$1,125,000

Total	$—	$1,125,000	$—	$1,125,000

	GROWTH AND INCOME FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$561,348,294	$—	$561,348,294
Corporate Bonds	—	171,890,047	—	171,890,047
Convertible Preferred Stocks	236,206,458	46,387,944	—	282,594,402
Common Stocks U.S.	1,591,350,144	—	—	1,591,350,144
Short Term Investment	100,942,479	—	—	100,942,479
Investment of Cash Collateral For Securities Loaned	24,429,270	36,007,312	—	60,436,582
Forward Foreign Currency Contracts	—	56,994	—	56,994

Total	$1,952,928,351	$815,690,591	$—	$2,768,618,942

Liabilities:
Collateral For Securities Loaned	$—	$60,436,582	$—	$60,436,582

Total	$—	$60,436,582	$—	$60,436,582

	GLOBAL GROWTH AND INCOME FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$154,630,981	$—	$154,630,981
Synthetic Convertible Securities (Corporate Bonds)	—	15,476,490	—	15,476,490
Synthetic Convertible Securities (Purchased Options)	147,111	—	—	147,111
Convertible Preferred Stocks	18,089,314	3,423,718	—	21,513,032
Common Stocks U.S.	100,917,739	—	—	100,917,739
Common Stocks Foreign	2,027,664	95,187,838	—	97,215,502
Short Term Investment	7,228,685	—	—	7,228,685
Investment of Cash Collateral For Securities Loaned	5,761,624	8,492,296	—	14,253,920

Total	$134,172,137	$277,211,323	$—	$411,383,460

Liabilities:
Collateral For Securities Loaned	$—	$14,253,920	$—	$14,253,920
Forward Foreign Currency Contracts	—	25,664	—	25,664

Total	$—	$14,279,584	$—	$14,279,584

	CONVERTIBLE FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$807,160,178	$—	$807,160,178
Synthetic Convertible Securities (Corporate Bonds)	—	30,056,945	—	30,056,945
Synthetic Convertible Securities (Purchased Options)	3,530,050	—	—	3,530,050
Convertible Preferred Stocks	301,832,803	50,990,819	—	352,823,622
Purchased Options	197,800	—	—	197,800
Short Term Investment	35,162,574	—	—	35,162,574
Investment of Cash Collateral For Securities Loaned	21,330,109	31,439,331	—	52,769,440

Total	$362,053,336	$919,647,273	$—	$1,281,700,609

Liabilities:
Collateral For Securities Loaned	$—	$52,769,440	$—	$52,769,440
Forward Foreign Currency Contracts	—	190,162	—	190,162

Total	$—	$52,959,602	$—	$52,959,602

	GLOBAL CONVERTIBLE FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$24,725,619	$—	$24,725,619
Synthetic Convertible Securities (Corporate Bonds)	—	2,552,838	—	2,552,838
Synthetic Convertible Securities (Purchased Options)	413,358	—	—	413,358
Convertible Preferred Stocks	3,851,938	—	—	3,851,938
Common Stocks U.S.	155,238	—	—	155,238
Short Term Investment	2,255,444	—	—	2,255,444
Investment of Cash Collateral For Securities Loaned	92,672	136,593	—	229,265

Total	$6,768,650	$27,415,050	$—	$34,183,700

Liabilities:
Collateral For Securities Loaned	$—	$229,265	$—	$229,265

Total	$—	$229,265	$—	$229,265

	TOTAL RETURN BOND FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$67,564,380	$—	$67,564,380
U.S. Government and Agency Securities	—	5,750,342	—	5,750,342
Short Term Investment	173,299	—	—	173,299
Investment of Cash Collateral For Securities Loaned	138,787	204,563	—	343,350

Total	$312,086	$73,519,285	$—	$73,831,371

Liabilities:
Collateral For Securities Loaned	$—	$343,350	$—	$343,350

Total	$—	$343,350	$—	$343,350

	HIGH INCOME FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$101,705,283	$—	$101,705,283
Convertible Bonds	—	1,127,837	—	1,127,837
Convertible Preferred Stocks	2,695,039	593,663	—	3,288,702
Short Term Investment	3,474,476	—	—	3,474,476
Investment Of Cash Collateral For Securities Loaned	2,555,418	3,766,537	—	6,321,955

Total	$8,724,933	$107,193,320	$—	$115,918,253

Liabilities:
Collateral For Securities Loaned	$—	$6,321,955	$—	$6,321,955

Total	$—	$6,321,955	$—	$6,321,955

	MARKET NEUTRAL INCOME FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$1,437,770,624	$—	$1,437,770,624
Synthetic Convertible Securities (Corporate Bonds)	—	421,927,407	—	421,927,407
Synthetic Convertible Securities (Purchased Options)	1,914,525	—	—	1,914,525
Convertible Preferred Stocks	101,513,904	6,786,800	—	108,300,704
Common Stocks U.S.	1,785,201,337	1,026,394	—	1,786,227,731
Exchange-Traded Fund	59,264,170	—	—	59,264,170
Purchased Options	6,238,125	—	—	6,238,125
Short Term Investment	96,725,128	—	—	96,725,128
Investment of Cash Collateral For Securities Loaned	67,908,853	100,093,672	—	168,002,525

Total	$2,118,766,042	$1,967,604,897	$—	$4,086,370,939

Liabilities:
Collateral For Securities Loaned	$—	$168,002,525	$—	$168,002,525
Common Stocks Sold Short U.S.	898,447,616	—	—	898,447,616
Common Stocks Sold Short Foreign	2,445,431	—	—	2,445,431
Written Options	13,302,125	—	—	13,302,125

Total	$914,195,172	$168,002,525	$—	$1,082,197,697

	HEDGED EQUITY INCOME FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks U.S.	$10,882,777	$—	$—	$10,882,777
Exchange-Traded Funds	284,385	—	—	284,385
Purchased Options	35,830	—	—	35,830
Short Term Investment	95,234	—	—	95,234

Total	$11,298,226	$—	$—	$11,298,226

Liabilities:
Written Options	$62,405	$—	$—	$62,405

Total	$62,405	$—	$—	$62,405

	LONG/SHORT FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks U.S.	$69,875,540	$427,750	$—	$70,303,290
Purchased Options	195,725	—	—	195,725
Short Term Investment	22,544,653	—	—	22,544,653
Investment of Cash Collateral For Securities Loaned	164,100	241,875	—	405,975

Total	$92,780,018	$669,625	$—	$93,449,643

Liabilities:
Collateral For Securities Loaned	$—	$405,975	$—	$405,975
Common Stocks Sold Short U.S.	19,559,991	—	—	19,559,991
Common Stocks Sold Short Foreign	2,462,578	—	—	2,462,578
Exchange-Traded Funds Sold Short	2,958,276	—	—	2,958,276
Written Options	191,483	—	—	191,483

Total	$25,172,328	$405,975	$—	$25,578,303

	TRANSFERS IN TO LEVEL 1*	TRANSFERS OUT OF LEVEL 1**	TRANSFERS IN TO LEVEL 2**	TRANSFERS OUT OF LEVEL 2*
Investments at Value:
Common Stock U.S.	$—	$11,139	$11,139	$—
Common Stock Sold Short Foreign	(2,462,577)	—	—	(2,462,577)

Total	$(2,462,577)	$11,139	$11,139	$(2,462,577)

*	Transfers from Level 2 to Level 1 were due to the availability of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges.
**	Transfers from Level 1 to Level 2 were due to pricing adjustments made for securities trading in a relatively illiquid market.

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Investment Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Investment Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 21, 2015

By:	/s/ Nimish S. Bhatt
Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	September 21, 2015